UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedules of Investments.

The schedules of investments for the three-month period ended January 31, 2008 is set forth below.

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks and Other Equity Interests —101.0%
	Australia—31.4%
7,150	Adelaide Brighton Ltd.	$22,754
3,759	Amcor Ltd.	23,312
2,723	AMP Ltd.	20,772
2,329	Ansell Ltd.	24,792
3,282	Aquarius Platinum Ltd.	37,845
5,832	ASX Ltd.	251,810
11,482	Australia and New Zealand Banking Group Ltd.	271,097
17,204	Bank of Queensland Ltd.	228,332
2,045	Bendigo Bank Ltd.	23,065
8,382	BHP Billiton Ltd.	279,854
35,061	BlueScope Steel Ltd.	323,604
135,544	Boart Longyear Group*	241,506
277,086	Centro Properties Group	168,354
292,623	Centro Retail Group	123,307
129,383	CFS Retail Property Trust	246,759
68,490	Challenger Financial Services Group Ltd.	219,243
5,891	Commonwealth Bank of Australia	264,162
216,199	Commonwealth Property Office Fund	273,083
110,302	CSR Ltd.	310,997
150,532	DB RREEF Trust	217,157
11,066	Flight Centre Ltd.	230,251
76,930	GPT Group	261,778
4,917	Harvey Norman Holdings Ltd.	24,820
135,526	ING Industrial Fund	246,601
204,056	ING Office Fund	234,807
1,606	Jubilee Mines NL	32,727
82,016	Macquarie Airports	287,889
202,920	Macquarie CountryWide Trust	273,551
108,259	Macquarie Infrastructure Group	297,003
237,995	Macquarie Office Trust	244,406
74,772	MFS Ltd.	33,030
50,339	Minara Resources Ltd.	226,960
65,504	Oil Search Ltd.	253,732
4,020	OneSteel Ltd.	24,178
36,365	Origin Energy Ltd.	286,085
97,129	Oxiana Ltd.	268,479
106,206	Pacific Brands Ltd.	271,982
5,034	Perpetual Ltd.	265,706
62,158	Qantas Airways Ltd.	262,710
10,518	QBE Insurance Group Ltd.	265,808
25,735	Santos Ltd.	281,101
26,371	Seven Network Ltd.	284,520
12,463	Sims Group Ltd.	319,849
10,418	St. George Bank Ltd.	262,864
19,991	Suncorp-Metway Ltd.	276,871
65,917	Telstra Corp. Ltd.	258,231
170,124	Virgin Blue Holdings Ltd.	228,202
26,519	Zinifex Ltd.	249,985
		10,025,931

	China—21.4%
135,557	Aluminum Corp. of China Ltd., H-Shares	$189,845
190,639	Bank of Communications Co. Ltd., H-Shares	213,535
107,790	BOC Hong Kong Ltd.	269,551
16,000	China Aviation Oil Singapore Corp. Ltd.	17,314
330,918	China Construction Bank Corp., H-Shares	231,845
101,345	China Netcom Group Corp. (Hong Kong) Ltd.	311,422
198,468	China Petroleum & Chemical Corp. (Sinopec), H-Shares	208,336
436,422	China Shipping Container Lines Co. Ltd., H-Shares	164,823
399,998	China Telecom Corp. Ltd., H-Shares	279,948
136,058	China Unicom Ltd.	312,274
483,541	CITIC International Financial Holdings Ltd.	267,102
4,000	Citic Pacific Ltd.	19,846
178,322	CNOOC Ltd.	252,078
453,634	CNPC Hong Kong Ltd.	214,896
42,134	Denway Motors Ltd.	24,857
424,393	Dongfeng Motor Group Co. Ltd., H-Shares	281,800
70,383	Guangzhou Investment Co. Ltd.	14,245
38,000	Haitian International Holdings Ltd.	21,866
285,416	Huaneng Power International, Inc., H-Shares	229,022
402,795	Industrial & Commercial Bank of China, H-Shares	242,506
118,838	Industrial and Commercial Bank of China (Asia) Ltd.	257,547
116,346	Jiangxi Copper Co. Ltd., H-Shares	205,010
112,996	Kowloon Development Co. Ltd.	259,316
331,377	Lenovo Group Ltd.	229,429
24,000	Maanshan Iron & Steel Co., H-Shares	12,756
511,824	Minmetals Resources Ltd.	210,897
163,970	PetroChina Co. Ltd., H-Shares	226,549
25,164	Ping An Insurance (Group) Co. of China Ltd., H-Shares	177,634
63,673	Shanghai Industrial Holdings Ltd.	237,235
1,970,000	Shenzhen International Holdings Ltd.	207,222
402,782	Shenzhen Investment Ltd.	184,547
666,000	Shougang Concord International Enterprises Co. Ltd.	186,707
125,000	Stella International Holdings Ltd.	225,365
150,073	Yanzhou Coal Mining Co. Ltd., H-Shares	253,240
187,382	Zhejiang Expressway Co. Ltd., H-Shares	199,284
		6,839,849
	Hong Kong—25.7%
824,449	Allied Properties HK Ltd.	198,470
113,744	Cathay Pacific Airways Ltd.	254,090
502,000	Champion REIT	276,382
340,155	Chaoda Modern Agriculture (Holdings) Ltd.	346,181
77,960	Cheung Kong Infrastructure Holdings Ltd.	295,637
1,274,000	China Grand Forestry Resources Group Ltd.*	185,289
375,649	China Oriental Group Co. Ltd.	305,919
166,050	Chinese Estates Holdings Ltd.	275,726
42,628	CLP Holdings Ltd.	339,162
132,904	Dah Sing Banking Group Ltd.	266,661
30,936	Dah Sing Financial Group	244,667
34,000	First Pacific Co. Ltd.	24,279
526,950	Guangdong Investment Ltd.	242,383
56,133	Hang Lung Group Ltd.	260,553
156,346	Hongkong and Shanghai Hotels (The) Ltd.	243,794
52,145	Hongkong Electric Holdings Ltd.	297,599
346,723	Hopewell Highway Infrastructure Ltd.	267,554
59,519	Hopewell Holdings Ltd.	260,204
21,074	Jardine Cycle & Carriage Ltd.	294,370
19,527	Jardine Strategic Holdings Ltd.	286,413

497,500	Johnson Electric Holdings Ltd.	$241,380
430,000	K Wah International Holdings Ltd.	216,979
450,844	Kingboard Laminates Holdings Ltd.	276,782
125,000	Link (The) REIT	318,097
39,000	Orient Overseas International Ltd.	237,680
174,898	Pacific Basin Shipping Ltd.	245,680
2,000	Swire Pacific Ltd., Class A	27,164
18,000	Tianjin Development Holdings Ltd.	16,161
61,100	Transport International Holdings Ltd.	271,188
37,227	VTech Holdings Ltd.	214,671
62,533	Wharf (The) Ltd.	336,877
96,445	Wheelock and Co. Ltd.	282,115
14,000	Wheelock Properties (S) Ltd.	18,304
2,000	Wing Hang Bank Ltd.	25,991
25,906	Wing Lung Bank Ltd.	291,713
		8,186,115
	Korea—0.8%
148,720	STX Pan Ocean Co. Ltd.	262,506

	Malaysia—0.9%
22,880	Guoco Group Ltd.	271,339
70,641	Samling Global Ltd.	10,334
		281,673
	Netherlands—0.1%
3,000	ASM Pacific Technology Ltd.	17,413

	New Zealand—2.5%
179,767	Air New Zealand Ltd.	257,109
34,341	Fletcher Building Ltd.	272,845
88,389	Telecom Corp. of New Zealand Ltd.	277,357
		807,311
	Norway—1.0%
269,400	Total Access Communication Public Co. Ltd.*	325,011

	Singapore—15.5%
145,175	Australand Property Group	247,185
407,000	Chartered Semiconductor Manufacturing Ltd.*	223,435
243,000	ComfortDelgro Corp. Ltd.	271,561
21,000	DBS Group Holdings Ltd.	261,926
231,000	Golden Agri-Resources Ltd.	318,164
35,000	Keppel Corp. Ltd.	284,735
18,000	MobileOne Ltd.	24,076
104,000	Neptune Orient Lines Ltd.	241,343
51,000	Oversea-Chinese Banking Corp. Ltd.	271,555
458,884	PCCW Ltd.	262,988
69,000	SembCorp Industries Ltd.	226,132
24,400	Singapore Airlines Ltd.	268,688
59,000	Singapore Petroleum Co. Ltd.	265,132
30,000	Singapore Post Ltd.	23,041
98,000	Singapore Press Holdings Ltd.	303,896
10,000	Singapore Telecommunications Ltd.	26,039
264,000	SMRT Corp. Ltd.	321,673
152,000	StarHub Ltd.	318,823
23,000	STATS ChipPAC Ltd.*	21,376
22,000	United Overseas Bank Ltd.	273,494

88,000	UOL Group Ltd.	$228,009
32,000	Venture Corp. Ltd.	234,916
10,000	Wing Tai Holdings Ltd.	16,552
		4,934,739
	United Kingdom—0.1%
17,250	Guiness Peat Group PLC	19,996

	United States—1.6%
17,256	Caltex Australia Ltd.	246,171
34,266	Portman Ltd.*	283,114
		529,285
	Total Common Stocks and Other Equity Interests (Cost $36,151,965)	32,229,829

	Warrants—0.0%
	China—0.0%
8,468	Industrial and Commercial Bank of China (Asia) Ltd., expiring 11/06/2008* (Cost $0)	1,151

	Money Market Fund—0.3%
88,364	Liquid Assets Portfolio Private Class** (Cost $88,364)	88,364

	Total Investments (Cost $36,240,329)(a)—101.3%	32,319,344
	Liabilities in excess of other assets—(1.3%)	(413,232)

	Net Assets—100.0%	$31,906,112

REIT Real Estate Investment Trust.
*	Non-income producing security.
**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $36,255,178. The net unrealized depreciation was $3,935,834 which consisted of aggregate gross unrealized appreciation of $663,937 and aggregate gross unrealized depreciation of $4,599,771.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.2%
	Australia—3.2%
5,428	ASX Ltd.	$229,119
33,177	BlueScope Steel Ltd.	301,696
65,273	Challenger Financial Services Group Ltd.	203,874
192,244	Macquarie Office Trust	193,861
58,603	Qantas Airways Ltd.	244,228
24,409	Santos Ltd.	264,005
9,853	St. George Bank Ltd.	244,880
19,007	Suncorp-Metway Ltd.	260,195
		1,941,858
	Austria—1.5%
3,440	Erste Bank der Oesterreichischen Sparkassen AG	184,376
3,602	OMV AG	255,990
1,856	Raiffeisen International Bank - Holding AG	232,343
4,058	Voestalpine AG	246,219
		918,928
	Belgium—2.2%
2,522	Ackermans & Van Haaren	245,553
11,325	Dexia S.A.	269,961
486	Fortis - Strip VVPR*	7
792	S.A. D’Ieteren N.V.	280,260
2,030	Solvay S.A.	252,442
5,866	Tessenderlo Chemie N.V.	251,350
		1,299,573
	Bermuda—0.4%
5,100	Frontline Ltd.	213,699

	Brazil—0.4%
19,000	Gerdau Ameristeel Corp.	234,626

	Canada—8.3%
8,200	Bell Aliant Regional Communications Income Fund	229,441
20,800	Biovail Corp.	282,849
3,300	Canadian Imperial Bank of Commerce	239,759
24,700	CGI Group, Inc., Class A*	246,216
4,000	EnCana Corp.	262,607
3,400	First Quantum Minerals Ltd.	253,567
14,179	HudBay Minerals, Inc.*	259,756
3,536	Inmet Mining Corp.	258,764
14,100	Linamar Corp.	231,317
2,900	Magna International, Inc., Class A	228,317
5,800	Manulife Financial Corp.	217,572

8,400	Methanex Corp.	$210,042
4,600	National Bank of Canada	230,548
7,300	Nexen, Inc.	208,096
4,500	Petro-Canada	203,665
900	Power Corp. of Canada	31,779
10,900	Rothmans, Inc.	262,067
4,600	Royal Bank of Canada	231,095
3,000	Sherritt International Corp.	39,814
13,000	Talisman Energy, Inc.	204,503
6,448	Teck Cominco Ltd., Class B	209,646
3,400	Toronto-Dominion Bank (The)	229,353
6,700	Vermilion Energy Trust	226,612
		4,997,385
	China—1.6%
100,377	BOC Hong Kong Ltd.	247,968
93,537	China Netcom Group Corp. (Hong Kong) Ltd.	285,539
180,939	China Petroleum & Chemical Corp. (Sinopec), H-Shares	190,074
367,321	China Telecom Corp. Ltd., H-Shares	257,715
		981,296
	Denmark—3.4%
25	A P Moller - Maersk A/S, Class B	243,304
5,171	Almindelig Brand A/S*	258,814
7,315	Danske Bank A/S	257,522
3,695	Jyske Bank A/S*	233,375
6,589	Sydbank A/S	234,253
4,550	TDC A/S	251,681
2,003	Topdanmark A/S*	294,392
3,773	TrygVesta A/S	269,401
		2,042,742
	Finland—1.2%
7,769	Outokumpu Oyj	241,673
6,482	Rautaruukki Oyj	263,924
3,181	Wartsila Oyj, Class B	200,825
		706,422
	France—7.1%
7,208	AXA	244,179
2,630	BNP Paribas	256,341
2,212	CNP Assurances	267,083
2,464	Compagnie Generale des Etablissements Michelin, Class B	233,777
8,442	Credit Agricole S.A.	256,109
6,657	France Telecom S.A.	232,807
8,054	Haulotte Group	170,166
1,540	Lafarge S.A.	240,416
2,245	Nexans S.A.	243,479
3,704	PSA Peugeot Citroen	269,875
3,903	Rallye S.A.	215,549
1,983	Renault S.A.	222,522
11,104	SCOR SE	227,538

1,967	Societe Generale	$242,307
3,057	Technip S.A.	194,807
3,484	Total S.A.	251,266
6,813	Valeo S.A.	248,249
6,113	Vivendi S.A.	243,017
		4,259,487
	Germany—8.1%
6,417	Aareal Bank AG	214,723
1,329	Allianz SE	235,063
4,569	Bayerische Motoren Werke (BMW) AG	248,947
59,000	Bosch Corp.	249,151
1,861	Continental AG	191,500
2,943	Daimler AG	227,413
2,209	Deutsche Bank AG	245,822
10,627	Deutsche Lufthansa AG	251,277
16,182	Epcos AG	218,746
6,259	Hannover Rueckversicherung AG	276,900
5,942	Lanxess AG	204,107
5,880	Leoni AG	241,589
1,483	Muenchener Rueckversicherungs AG	264,080
7,215	Norddeutsche Affinerie AG	312,677
2,057	RWE AG	251,140
1,955	Salzgitter AG	301,961
50,836	Thomas Cook Group PLC	268,067
5,123	ThyssenKrupp AG	248,337
1,036	Volkswagen AG	232,831
11,465	Wacker Construction Equipment AG*	199,627
		4,883,958
	Greece—1.5%
43,677	Agricultural Bank of Greece	234,099
6,739	Alpha Bank A.E.	219,311
1,812	Bank of Greece	239,578
6,717	Hellenic Telecommunications Organization S.A.	205,468
		898,456
	Hong Kong—3.2%
107,856	Cathay Pacific Airways Ltd.	239,330
154,101	Chinese Estates Holdings Ltd.	252,210
41,500	Hongkong Electric Holdings Ltd.	236,606
51,000	Hopewell Holdings Ltd.	220,775
19,093	Jardine Cycle & Carriage Ltd.	262,674
16,000	Jardine Strategic Holdings Ltd.	232,000
34,000	Orient Overseas International Ltd.	204,966
89,000	Wheelock and Co. Ltd.	260,845
		1,909,406
	India—0.4%
6,761	Vedanta Resources PLC	241,936

	Ireland—0.4%
18,255	Anglo Irish Bank Corp. PLC	$254,012

	Italy—6.3%
1,821	AMB Generali Holding AG	260,288
6,320	Assicurazioni Generali SpA	266,124
12,348	Banca Popolare dell’Emilia Romagna Scrl	272,226
20,875	Banca Popolare di Milano Scarl	260,705
11,051	Banco Popolare Scarl*	219,907
10,492	Buzzi Unicem SpA	245,600
32,811	Cementir SpA	266,218
20,645	Credito Emiliano SpA	257,832
7,871	Eni SpA	251,606
8,807	Finmeccanica SpA	260,271
6,954	Fondiaria - Sai SpA	282,834
43,191	Impregilo SpA*	232,773
36,791	Milano Assicurazioni SpA	234,778
71,939	Piaggio & C. SpA	191,723
92,377	Telecom Italia SpA	278,334
		3,781,219
	Japan—21.3%
24,000	Air Water, Inc.	234,978
6,600	Aisin Seiki Co. Ltd.	262,572
18,600	Alps Electric Co. Ltd.	214,296
42,000	Asahi Kasei Corp.	256,760
17,900	Brother Industries Ltd.	222,224
30,000	Chuo Mitsui Trust Holdings, Inc.	205,972
28,000	Daihatsu Motor Co. Ltd.	284,938
56,000	Denki Kagaku Kogyo Kabushiki Kaisha	226,475
5,800	Denso Corp.	209,471
35,000	DOWA Holdings Co. Ltd.	234,705
5,600	FUJIFILM Holdings Corp.	219,102
35,000	Fujitsu Ltd.	227,134
8,600	Futaba Industrial Co. Ltd.	192,504
10,700	Glory Ltd.	218,378
43,000	Hino Motors Ltd.	297,249
19,100	Hitachi Capital Corp.	252,930
22,000	Hitachi Kokusai Electric, Inc.	230,294
7,100	Honda Motor Co. Ltd.	221,698
27,000	ITOCHU Corp.	247,082
5,700	JFE Holdings, Inc.	263,221
44,000	JFE Shoji Holdings, Inc.	273,539
179	kabu.com Securities Co. Ltd.	202,022
29,000	Kaneka Corp.	216,017
27,000	Kawasaki Kisen Kaisha Ltd.	260,795
87,000	Kobe Steel Ltd.	290,476
18,000	Koito Manufacturing Co. Ltd.	257,832
10,700	Komori Corp.	226,428
39,000	Marubeni Corp.	267,030
8,500	Mitsubishi Corp.	222,243
23,000	Mitsubishi Electric Corp.	209,396
64,000	Mitsubishi Materials Corp.	261,237
35,000	Mitsui Chemicals, Inc.	234,047
21,000	Mitsui O.S.K. Lines Ltd.	255,575

43,000	Nippon Mining Holdings, Inc.	$253,167
31,000	Nippon Oil Corp.	210,214
56,000	Nippon Sheet Glass Co. Ltd.	255,443
48,000	Nippon Steel Corp.	288,023
49	Nippon Telegraph & Telephone Corp.	234,112
32,000	Nissan Shatai Co. Ltd.	240,470
82,000	Nisshin Steel Co. Ltd.	269,156
145	NTT DoCoMo, Inc.	227,745
22,000	OKUMA Corp.	194,705
38,000	Shinwa Kaiun Kaisha Ltd.	218,726
17,000	Sumitomo Metal Mining Co. Ltd.	277,884
7,800	Suzuki Motor Corp.	196,238
8,800	Tokai Rika Co. Ltd.	267,331
16,200	Tokai Rubber Industries Ltd.	268,921
38,000	Toshiba Corp.	256,609
41,000	Toshiba TEC Corp.	260,287
65,000	Tosoh Corp.	271,432
5,500	TS Tech Co. Ltd.	205,361
6,800	Yamato Kogyo Co. Ltd.	253,901
47,000	Yokohama Rubber (The) Co. Ltd.	263,014
		12,811,359
	Korea—0.3%
119,200	STX Pan Ocean Co. Ltd.	205,198

	Luxembourg—0.4%
12,682	Banco Espirito Santo S.A.	221,005

	Malaysia—0.4%
21,497	Guoco Group Ltd.	253,671

	Netherlands—2.7%
16,252	Aegon N.V.	239,665
12,514	ASM International N.V.	236,235
3,863	Hunter Douglas N.V.	249,373
6,200	ING Groep N.V.	199,016
5,967	Koninklijke DSM N.V.	249,316
13,315	OCE N.V.	265,156
5,728	Royal Dutch Shell PLC, Class A	203,965
		1,642,726
	Norway—0.3%
8,106	StatoilHydro ASA	207,369

	Portugal—0.8%
18,143	Portugal Telecom, SGPS S.A.	231,286
21,557	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	250,232
		481,518
	Singapore—2.0%
20,000	DBS Group Holdings Ltd.	245,238
100,000	Neptune Orient Lines Ltd.	225,060
23,000	Singapore Airlines Ltd.	249,894

55,000	Singapore Petroleum Co. Ltd.	$244,462
147,500	Wing Tai Holdings Ltd.	239,347
		1,204,001
	South Africa—0.0%
51	Mondi Ltd.	442

	Spain—2.0%
11,624	Banco Bilbao Vizcaya Argentaria S.A.	242,152
13,200	Banco Santander S.A.	231,205
61,853	Mapfre S.A.	249,096
8,137	Repsol YPF S.A.	256,976
8,621	Telefonica S.A.	249,413
		1,228,842
	Sweden—2.7%
12,700	D Carnegie AB	181,094
26,100	Kungsleden AB	280,402
13,577	NCC AB, Class B	291,725
16,920	Nordea Bank AB	226,594
10,798	Skandinaviska Enskilda Banken AB, Class A	241,716
8,600	Swedbank AB, Class A	219,055
8,153	Tognum AG*	197,970
		1,638,556
	Switzerland—3.4%
2,917	Baloise Holding AG	256,465
468	Georg Fischer AG	201,959
805	Helvetia Holding AG	288,004
2,661	Holcim Ltd.	256,653
644	Rieter Holding AG	229,958
1,142	Swiss Life Holding	274,312
4,009	Swiss Re	297,209
973	Zurich Financial Services AG	274,539
		2,079,099
	United Arab Emirates—0.5%
40,724	Dragon Oil PLC*	312,935

	United Kingdom—13.2%
46,641	Amlin PLC	246,641
19,100	Antofagasta PLC	247,760
24,318	BAE Systems PLC	224,801
87,235	Beazley Group PLC	291,351
22,889	Bovis Homes Group PLC	276,205
22,907	BP PLC	242,268
62,669	Brit Insurance Holdings PLC	281,253
23,192	British Energy Group PLC	239,058
50,974	BT Group PLC	262,461
11,631	Burren Energy PLC	283,942

36,524	Catlin Group Ltd.	$263,755
14,569	Close Brothers Group PLC	238,946
27,049	Davis Service Group (The) PLC	271,825
23,500	Drax Group PLC	235,926
68,023	DS Smith PLC	212,311
49,893	GKN PLC	260,367
51,814	Hiscox Ltd.	284,297
16,509	HSBC Holdings PLC	246,642
7,071	Intermediate Capital Group PLC	199,752
31,781	JKX Oil & Gas PLC	249,564
10,353	Kazakhmys PLC	250,068
20,425	Keller Group PLC	216,424
63,301	Kesa Electricals PLC	300,762
9,847	Kier Group PLC	228,842
33,840	Lancashire Holdings Ltd.	195,094
109,383	Legal & General Group PLC	287,256
83,274	Old Mutual PLC	205,777
14,561	Provident Financial PLC	234,762
31,867	Royal Bank of Scotland Group PLC	242,003
17,538	Spectris PLC	239,178
30,726	Tullett Prebon PLC	315,801
15,602	Venture Production PLC	208,743
		7,983,835
	Total Common Stocks and Other Equity Interests (Cost $68,585,578)	59,835,559

	Preferred Stocks—0.8%
	Germany—0.4%
141	Porsche AG	250,321

	Italy—0.4%
90,551	Unipol Gruppo Finanziario SpA	235,963

	Total Preferred Stocks (Cost $558,677)	486,284

	Rights—0.0%
	United Kingdom—0.0%
1,571	Intermediate Capital Group PLC, expiring 02/07/2008* (Cost $0)	8,120

	Money Market Fund—0.2%
105,938	Liquid Assets Portfolio Private Class** (Cost $105,938)	105,938

	Total Investments (Cost $69,250,193)(a)—100.2%	60,435,901
	Liabilities in excess of other assets—(0.2%)	(149,963)

	Net Assets—100.0%	$60,285,938

*	Non-income producing security.

**	Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $69,300,572. The net unrealized depreciation was $8,864,671 which consisted of aggregate gross unrealized appreciation of $459,130 and aggregate gross unrealized depreciation of $9,323,801.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Europe Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks and Other Equity Interests—99.1%
	Austria—3.6%
680	Andritz AG	$33,235
401	Erste Bank der Oesterreichischen Sparkassen AG	21,493
513	OMV AG	36,458
265	Raiffeisen International Bank - Holding AG	33,174
1,036	RHI AG*	37,197
578	Voestalpine AG	35,070
495	Wiener Staedtische Versicherung AG*	37,744
710	Wienerberger AG	32,220
1,146	Zumtobel AG	33,935
		300,526
	Belgium—3.2%
423	Ackermans & Van Haaren	41,185
306	Bekaert N.V.	38,275
824	Belgacom S.A.	39,864
1,615	Dexia S.A.	38,498
326	Fortis - Strip VVPR*	5
113	S.A. D’Ieteren N.V.	39,987
289	Solvay S.A.	35,939
835	Tessenderlo Chemie N.V.	35,779
		269,532
	Bermuda—0.3%
600	Frontline Ltd.	25,141

	Denmark—4.4%
4	A P Moller - Maersk A/S, Class B	38,929
750	Almindelig Brand A/S*	37,538
4,048	BW Gas ASA	39,429
1,135	Dampskibsselskabet Torm A/S	35,730
1,062	Danske Bank A/S	37,387
525	Jyske Bank A/S*	33,159
999	Sydbank A/S	35,517
550	TDC A/S	30,423
275	Topdanmark A/S*	40,418
500	TrygVesta A/S	35,701
		364,231
	Finland—1.7%
1,322	Kemira Oyj	18,203
2,083	OKO Bank PLC, Class A	37,194
906	Outokumpu Oyj	28,183
923	Rautaruukki Oyj	37,581
371	Wartsila Oyj, Class B	23,422
		144,583

	France—12.0%
1,149	Air France-KLM	$31,642
1,026	AXA S.A.	34,757
1,117	Beneteau S.A.	25,486
375	BNP Paribas	36,550
313	Christian Dior S.A.	34,206
315	CNP Assurances	38,034
351	Compagnie Generale des Etablissements Michelin, Class B	33,302
1,204	Credit Agricole S.A.	36,526
76	Eramet	38,861
1,115	France Telecom S.A.	38,994
1,351	Haulotte Group	28,544
716	Kaufman & Broad S.A.	27,128
219	Lafarge S.A.	34,189
320	Nexans S.A.	34,705
528	PSA Peugeot Citroen	38,470
1,051	Publicis Groupe	37,502
556	Rallye S.A.	30,706
283	Renault S.A.	31,757
2,307	Rexel S.A.*	36,719
444	Sa des Ciments Vicat	37,300
1,583	SCOR SE	32,438
156	SEB S.A.	25,232
280	Societe Generale	34,492
357	Technip S.A.	22,750
680	Thales S.A.	38,913
496	Total S.A.	35,772
970	Valeo S.A.	35,344
107	Vallourec S.A.	21,127
871	Vivendi S.A.	34,626
276	Wendel	27,351
		993,423
	Germany—10.3%
914	Aareal Bank AG	30,584
188	Allianz SE	33,252
651	Bayerische Motoren Werke (BMW) AG	35,470
371	Bilfinger Berger AG	22,939
312	Continental AG	32,105
420	Daimler AG	32,454
315	Deutsche Bank AG	35,054
1,515	Deutsche Lufthansa AG	35,822
2,307	Epcos AG	31,186
891	Hannover Rueckversicherung AG	39,418
260	HeidelbergCement AG	38,623
1,267	Heidelberger Druckmaschinen AG	34,067
359	Krones AG	27,576
847	Lanxess	29,094
838	Leoni AG	34,431
704	MTU Aero Engines Holding AG	37,305
211	Muenchener Rueckversicherungs - Gesellschaft AG	37,573
1,028	Norddeutsche Affinerie AG	44,550
545	Rheinmetall AG	38,297
293	RWE AG	35,773
279	Salzgitter AG	43,093
7,250	Thomas Cook Group PLC*	38,231
730	ThyssenKrupp AG	35,387
121	Volkswagen AG	27,194

1,337	Wacker Construction Equipment AG*	$23,280
		852,758
	Greece—1.9%
5,093	Agricultural Bank of Greece	27,297
786	Alpha Bank A.E.	25,579
211	Bank of Greece	27,898
783	Hellenic Telecommunications Organization S.A.	23,951
410	National Bank of Greece S.A.	24,403
1,887	Sidenor Steel Products Manufacturing Co. S.A.	25,592
		154,720
	India—0.4%
963	Vedanta Resources PLC	34,460

	Ireland—0.8%
1,769	Allied Irish Banks PLC	38,987
1,809	Anglo Irish Bank Corp. PLC	25,172
		64,159
	Italy—9.8%
260	AMB Generali Holding AG	37,164
900	Assicurazioni Generali SpA	37,897
5,282	Banca Monte dei Paschi di Siena SpA	24,322
1,760	Banca Popolare dell’Emilia Romagna Scrl	38,801
2,976	Banca Popolare di Milano Scarl	37,167
1,853	Banco Popolare Scarl*	36,873
1,496	Buzzi Unicem SpA	35,019
3,252	Cementir Holding SpA	26,386
232	Ciments Francais S.A.	34,766
7,834	CIR-Compagnie Industriali Riunite SpA	24,155
2,943	Credito Emiliano SpA	36,755
1,121	Eni SpA	35,834
1,256	Finmeccanica SpA	37,118
990	Fondiaria - Sai SpA	40,265
6,160	Impregilo SpA*	33,199
1,818	Indesit Co. SpA	25,383
1,318	Italcementi SpA	25,954
5,245	Milano Assicurazioni SpA	33,470
12,073	Piaggio & C. SpA	32,176
2,185	Piccolo Credito Valtellinese Scarl	28,663
4,589	Recordati SpA	39,000
2,720	Societa Iniziative Autostradali e Servizi SpA	36,869
13,181	Telecom Italia SpA	39,715
4,925	UniCredito Italiano SpA	35,986
		812,937
	Luxembourg—0.4%
1,807	Banco Espirito Santo S.A.	31,490

	Netherlands—4.9%
2,316	Aegon N.V.	34,154
1,783	ASM International N.V.	33,659
1,247	ASML Holding N.V.	32,772
3,913	Corporate Express	22,305
853	European Aeronautic Defence and Space Co.	21,521
550	Hunter Douglas N.V.	35,505

723	ING Groep N.V. CVA	$23,208
2,206	Koninklijke (Royal) KPN N.V.	39,586
850	Koninklijke DSM N.V.	35,515
2,233	OCE N.V.	44,468
726	Randstad Holding N.V.	27,486
960	Royal Dutch Shell PLC, Class A	34,181
284	Smit Internationale N.V.	23,308
		407,668
	Norway—2.0%
8	Aker Yards A/S	70
2,834	Norsk Hydro ASA	33,021
1,450	Petroleum Geo-Services ASA*	30,379
1,343	StatoilHydro ASA	34,357
1,724	Telenor ASA	34,773
3,126	TGS Nopec Geophysical Co. ASA*	37,342
		169,942
	Portugal—1.6%
9,234	Banco Comercial Portugues S.A., Class R	28,506
11,942	Portucel-Empresa Produtora de Pasta e Papel S.A.	34,125
3,043	Portugal Telecom, SGPS S.A.	38,792
3,073	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	35,671
		137,094
	South Africa—0.0%
34	Mondi Ltd.	295

	Spain—4.6%
674	ACS Actividades de Construccion y Servicios S.A.	34,937
1,657	Banco Bilbao Vizcaya Argentaria S.A.	34,519
2,382	Banco Popular Espanol S.A.	36,432
1,881	Banco Santander S.A.	32,947
581	Corp. Financiera Alba	33,678
9,113	Iberia Lineas Aereas de Espana S.A.	30,763
8,823	Mapfre S.A.	35,532
1,144	Obrascon Huarte Lain S.A.	35,943
1,160	Repsol YPF S.A.	36,634
1,228	Telefonica S.A.	35,527
5,517	Tubos Reunidos S.A.	31,775
		378,687
	Sweden—5.1%
3,250	Boliden AB	29,075
1,500	D Carnegie AB	21,389
2,585	Electrolux AB, Series B	39,991
1,773	Kinnevik Investment AB, Class B	34,771
3,700	Kungsleden AB	39,750
1,980	NCC AB, Class B	42,545
2,460	Nordea Bank AB	32,945
3,913	Peab AB	35,618
900	Peab Industri AB, Class B*	6,469
1,557	Skandinaviska Enskilda Banken AB, Class A	34,854
1,000	Swedbank AB, Class A	25,472
4,500	TeliaSonera AB	39,379
951	Tognum AG*	23,092

1,700	Volvo AB, Class B	$22,581
		427,931
	Switzerland—5.0%
415	Baloise Holding AG	36,487
3,087	Clariant AG	24,508
813	EFG Eurobank Ergasias S.A.	22,510
66	Georg Fischer AG	28,481
115	Helvetia Holding AG	41,143
379	Holcim Ltd.	36,555
92	Rieter Holding AG	32,851
163	Swiss Life Holding	39,153
571	Swiss Re	42,331
890	UBS AG	36,371
832	Vontobel Holding AG	32,605
138	Zurich Financial Services AG	38,938
		411,933
	United Arab Emirates—0.5%
5,807	Dragon Oil PLC*	44,623

	United Kingdom—26.6%
6,652	Amlin PLC	35,176
2,723	Antofagasta PLC	35,322
2,573	Arriva PLC	37,622
3,007	Aviva PLC	37,332
4,080	BAE Systems PLC	37,716
12,446	Beazley Group PLC	41,568
2,355	Bellway PLC	37,126
1,524	Berkeley Group Holdings PLC	30,509
7,531	Bodycote International PLC	26,388
2,269	Bovis Homes Group PLC	27,380
3,265	BP PLC	34,531
8,939	Brit Insurance Holdings PLC	40,117
6,399	British Airways PLC*	42,235
2,704	British Energy Group PLC	27,872
7,271	BT Group PLC	37,438
1,658	Burren Energy PLC	40,476
5,208	Catlin Group Ltd.	37,609
1,830	Charter PLC*	25,157
2,076	Close Brothers Group PLC	34,048
2,352	CSR PLC*	24,641
1,481	Dana Petroleum PLC*	39,040
3,857	Davis Service Group (The) PLC	38,760
2,109	De La Rue PLC	37,902
3,349	Drax Group PLC*	33,622
9,703	DS Smith PLC	30,285
19,585	DSG International PLC	29,396
3,255	easyJet PLC*	30,122
1,493	Emap PLC	27,292
12,642	Friends Provident PLC	34,884
7,116	GKN PLC	37,135
10,838	Henderson Group PLC	22,516
7,391	Hiscox Ltd.	40,554
2,353	HSBC Holdings PLC	35,153
5,020	IG Group Holdings PLC	36,326
3,480	IMI PLC	25,805

825	Intermediate Capital Group PLC	$23,306
6,275	Invensys PLC*	28,068
3,706	JKX Oil & Gas PLC	29,102
8,252	Just Retirement PLC	15,421
1,476	Kazakhmys PLC	35,652
2,911	Keller Group PLC	30,845
9,030	Kesa Electricals PLC	42,904
1,404	Kier Group PLC	32,629
3,946	Lancashire Holdings Ltd.	22,749
15,614	Legal & General Group PLC	41,005
5,103	Michael Page International PLC	26,072
3,296	Mondi PLC	25,194
6,064	N Brown Group PLC	29,294
1,611	National Express Group PLC	37,599
7,239	New Star Asset Management Group Ltd.	14,175
863	Next PLC	24,070
11,880	Old Mutual PLC	29,356
1,760	Persimmon PLC	26,976
2,442	Provident Financial PLC	39,372
2,810	Prudential PLC	35,780
3,388	Rexam PLC	28,204
3,808	Rolls-Royce Group PLC	35,675
4,544	Royal Bank of Scotland Group PLC	34,508
1,032	Schroders PLC	22,281
2,941	Spectris PLC	40,108
7,098	Stagecoach Group PLC	33,937
1,440	Stolt-Nielsen S.A.	36,256
11,123	Tomkins PLC	38,531
4,381	Tullett Prebon PLC	45,028
2,616	Venture Production PLC	35,000
6,284	WH Smith PLC	42,131
559	Xstrata PLC	42,529
		2,212,812
	Total Common Stocks and Other Equity Interests (Cost $9,520,322)	8,238,945

	Preferred Stocks—1.3%
	Germany—0.9%
474	Fuchs Petrolub AG	35,792
20	Porsche AG	35,507
		71,299
	Italy—0.4%
12,919	Unipol Gruppo Finanziario SpA	33,665

	Total Preferred Stocks (Cost $121,249)	104,964

	Rights—0.0%
	United Kingdom—0.0%
183	Intermediate Capital Group, expiring on 2/7/2008* (Cost $0)	946

	Money Market Fund—0.2%
13,737	Liquid Assets Portfolio Private Class** (Cost $13,737)	$13,737

	Total Investments (Cost $9,655,308)(a)—100.6%	8,358,592
	Liabilities in excess of other assets—(0.6%)	(49,134)

	Net Assets—100.0%	$8,309,458

*	Non-income producing security.
**	Affiliated Investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $9,660,057. The net unrealized depreciation was $1,301,465 which consisted of aggregate gross unrealized appreciation of $90,798 and aggregate gross unrealized depreciation of $1,392,263.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—97.5%
	Australia—3.8%
2,318,643	Babcock & Brown Wind Partners	$2,845,090
297,455	Contact Energy Ltd.	1,775,660
216,308	Energy Developments Ltd.	581,030
		5,201,780
	Austria—1.3%
27,694	Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,808,264

	Belgium—2.8%
621,340	Hansen Transmissions International NV*	2,964,538
3,610	Umicore	813,023
		3,777,561
	Canada—1.6%
132,030	Ballard Power Systems, Inc.*	599,779
298,960	Canadian Hydro Developers, Inc.*	1,553,809
		2,153,588
	China—5.3%
131,500	Byd CO Ltd — H Shares	725,271
33,876	JA Solar Holdings Co. Ltd. ADR*	1,721,917
52,504	LDK Solar Co. Ltd. ADR*	1,850,766
29,330	Suntech Power Holdings Co. Ltd. ADR*	1,605,231
63,789	Yingli Green Energy Holding Co. Ltd. ADR*	1,296,830
		7,200,015
	Denmark—6.0%
185,300	Greentech Energy Systems A/S*	3,036,287
22,630	Novozymes A/S, Class B	1,730,449
34,259	Vestas Wind Systems A/S*	3,245,686
		8,012,422
	Finland—1.8%
59,351	Fortum Oyj	2,372,627

	France—5.3%
51,113	EDF Energies Nouvelles S.A.	3,344,962
20,740	Saft Groupe S.A.	782,738
119,076	Theolia S.A.*	3,002,455
		7,130,155
	Germany—15.6%
32,250	CENTROTEC Sustainable AG*	532,405
73,272	Conergy AG	1,969,030
22,379	Envitec Biogas AG*	490,720

24,896	Ersol Solar Energy AG*	$1,990,495
75,297	Nordex AG*	3,002,283
18,449	Q-Cells AG*	1,692,474
17,992	REpower Systems AG*	3,649,536
7,722	Roth & Rau AG*	1,932,209
16,723	Schmack Biogas AG*	476,384
16,130	Solar Millenium AG*	708,820
43,120	Solarworld AG	1,879,551
25,265	Solon AG Fuer Solartechnik*	2,057,404
152,363	Verbio AG*	534,645
		20,915,956
	Ireland—1.5%
146,224	Kingspan Group PLC	2,017,556

	Italy—0.6%
81,423	Actelios SpA	788,429

	Japan—6.3%
709,000	Ebara Corp.	2,220,522
389,000	GS Yuasa Corp.	808,549
443	Japan Wind Development Co. Ltd.	1,145,779
236,000	Meidensha Corp.	566,000
529,000	Sanyo Electric Co. Ltd.	706,494
145,000	Sharp Corp.	2,507,924
187,000	Takuma Co. Ltd.	522,351
		8,477,619
	Norway—1.0%
53,459	Renewable Energy Corp A/S*	1,341,068

	Philippines—1.3%
11,617,000	PNOC Enery Development Corp.	1,718,703

	Spain—9.9%
70,933	Abengoa S.A.	2,212,843
10,843	Acciona S.A.	2,723,585
75,583	Gamesa Corporacion Tecnologica S.A.	2,834,634
445,977	Iberdrola Renovables*	3,578,899
84,216	Solaria Energia y Medio Ambiente S.A.*	2,031,203
		13,381,164
	Switzerland—2.0%
15,234	BKW FMB Energie AG	1,908,991
1,120	Gurit Holding AG	794,172
		2,703,163
	United Kingdom—5.8%
925,117	PV Crystalox Solar PLC*	2,519,612
34,021	Sechilienne-Sidec	2,045,586
107,008	Scottish & Southern Energy PLC	3,250,545
		7,815,743

	United States—25.6%
70,830	American Superconductor Corp.*	$1,434,308
56,544	Aventine Renewable Energy Holdings, Inc.*	540,561
61,923	Baldor Electric Co.	1,875,029
399,389	Capstone Turbine Corp.*	595,090
22,438	Comverge, Inc.*	418,244
92,199	Cree, Inc.*	2,724,481
32,858	Echelon Corp.*	431,754
72,147	Energy Conversion Devices, Inc.*	1,665,153
47,092	EnerNOC, Inc.*	1,659,993
154,538	Evergreen Solar, Inc.*	1,883,818
9,402	First Solar, Inc.*	1,709,002
224,605	FuelCell Energy, Inc.*	1,888,928
63,390	International Rectifier Corp.*	1,764,144
22,923	Itron, Inc.*	1,888,855
30,598	Maxwell Technologies, Inc.*	262,837
45,367	Medis Technologies Ltd.*	465,012
27,203	MEMC Electronic Materials, Inc.*	1,943,926
34,200	Ormat Technologies, Inc.	1,486,674
82,991	Pacific Ethanol, Inc.*	503,755
163,438	Plug Power, Inc.*	447,820
66,894	Power Integrations, Inc.*	1,704,459
158,732	Power-One, Inc.*	363,496
18,513	SunPower Corp., Class A*	1,279,063
14,778	Ultralife Batteries, Inc.*	254,625
159,902	VeraSun Energy Corp.*	1,670,976
142,847	Verenium Corp.*	585,673
80,982	Zoltek Cos., Inc.*	2,955,843
		34,403,519
	Total Common Stocks and Other Equity Interests (Cost $151,559,185)	131,219,332

	Money Market Fund—0.1%
82,423	Liquid Assets Portfolio Private Class** (Cost $82,423)	82,423

	Total Investments (Cost $151,641,608)(a) —97.6%	131,301,755
	Other assets less liabilities—2.4%	3,190,094

	Net Assets—100.0%	$134,491,849

ADR – American Depositary Receipt.
* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $151,644,396.  The net unrealized depreciation was $20,342,641 which consisted of aggregate gross unrealized appreciation of $1,446,613 and aggregate gross unrealized depreciation of $21,789,254.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—98.2%
	Austria—6.3%
199,614	Andritz AG	$9,756,054
399,604	Christ Water Technology AG*	6,330,693
		16,086,747
	Canada—6.7%
632,542	GLV, Inc., Class A*	7,353,097
307,762	Stantec, Inc.*	9,579,024
		16,932,121
	China—4.1%
19,984,000	Bio-Treat Technology Ltd.	10,433,300

	Finland—5.0%
491,652	Kemira Oyj	6,769,840
238,949	Uponor Oyj	5,890,567
		12,660,407
	France—4.1%
128,895	Veolia Environnement	10,458,137

	Germany—3.3%
8,889	KSB AG	4,645,851
30,170	Siemens AG	3,849,634
		8,495,485
	Hong Kong—1.0%
5,625,909	Guangdong Investment Ltd.	2,568,908

	Italy—8.9%
153,927	ACEA SpA	2,805,502
2,696,854	Hera SpA	11,190,273
1,591,651	Impregilo SpA*	8,578,017
		22,573,792
	Japan—10.2%
1,835,000	Ebara Corp.	5,747,049
341,100	Kurita Water Industries Ltd.	11,003,744
1,128,000	ORGANO Corp.	9,176,769
		25,927,562
	Malaysia—0.2%
284,200	Puncak Niaga Holdings Berhad	411,082

	Netherlands—4.3%
178,555	Arcadis N.V.	10,823,246

	Singapore—3.8%
4,713,000	Hyflux Ltd.	$9,642,797

	Spain—2.9%
63,523	Fomento de Construcciones y Contratas S.A.	4,182,498
79,741	Sociedad General de Aguas de Barcelona S.A., Class A	3,161,767
		7,344,265
	Switzerland—2.4%
43,841	Geberit AG	6,023,337

	United Kingdom—6.8%
1,673,362	Halma PLC	6,861,204
147,639	Kelda Group PLC	3,187,479
154,220	Severn Trent PLC	4,359,702
212,349	United Utilities PLC	3,005,707
		17,414,092
	United States—28.2%
191,641	Agilent Technologies, Inc.*	6,498,546
143,954	Aqua America, Inc.	2,869,003
79,969	Danaher Corp.	5,953,693
125,888	General Electric Co.	4,457,694
74,977	Itron, Inc.*	6,178,105
88,952	ITT Corp.	5,286,417
446,048	Nalco Holding Co.	9,340,245
162,125	Pentair, Inc.	5,149,090
523,912	Tetra Tech, Inc.*	10,315,827
118,434	Valmont Industries, Inc.	9,912,926
194,983	Watts Water Technologies, Inc., Class A	5,789,045
		71,750,591
	Total Common Stocks and Other Equity Interests (Cost $286,894,201)	249,545,869

	Money Market Fund—0.8%
1,970,464	Liquid Assets Portfolio Private Class** (Cost $1,970,464)	1,970,464

	Total Investments (Cost $288,864,665)(a)—99.0%	251,516,333
	Other assets less liabilities—1.0%	2,474,202

	Net Assets—100.0%	$253,990,535

* Non-income producing security.
** Affiliated investment.

(a)

    At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $289,410,001.  The net unrealized depreciation was $37,893,668 which consisted of aggregate gross unrealized appreciation of $1,845,736 and aggregate gross unrealized depreciation of $39,739,404.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests —100.5%
	Australia—22.0%
565,286	Babcock & Brown Infrastructure Group	$640,666
233,949	Macquarie Airports	807,963
64,668	Macquarie Capital Alliance Group	178,323
106,479	Macquarie Communications Infrastructure Group	477,009
344,275	Macquarie Infrastructure Group	933,982
54,044	Macquarie Media Group Ltd.	179,894
		3,217,837
	Belgium—6.0%
7,950	Gimv N.V.	523,681
29,470	RHJ International*	355,175
		878,856
	Canada—3.6%
17,700	Onex Corp.	530,017

	Finland—1.1%
42,185	CapMan Oyj, Class B	163,643

	France—15.9%
11,750	Eurazeo	1,232,580
11,102	Wendel	1,100,170
		2,332,750
	Germany—3.8%
8,610	Adcapital AG	144,052
8,748	Arques Industries AG	191,305
7,914	Deutsche Beteiligungs AG	221,812
		557,169
	Italy—0.9%
52,302	DeA Capital SpA*	135,207

	Japan—8.8%
22,000	Jafco Co. Ltd.	786,268
57,000	Japan Asia Investment Co. Ltd.	288,418
223	NIF SMBC Ventures Co. Ltd.	218,124
		1,292,810

	South Africa—1.2%
66,210	Brait S.A.	$171,292

	Spain—1.5%
7,800	Dinamia	220,002

	Sweden—4.6%
22,800	Bure Equity AB*	125,414
21,700	Ratos AB, Class B	549,341
		674,755
	Switzerland—0.5%
493	Growth Value Opportunities S.A.	77,280

	United Kingdom—25.9%
84,903	3i Group PLC	1,581,536
8,200	Candover Investments PLC	334,998
12,458	Electra Private Equity PLC	393,788
20,558	European Capital Ltd.	179,737
31,229	Graphite Enterprise Trust PLC	275,029
15,889	HgCapital Trust PLC	271,651
19,457	Intermediate Capital Group PLC	549,650
112,107	IP Group PLC*	210,054
		3,796,443
	United States—4.7%
17,784	Dunedin Enterprise Investment Trust PLC	155,383
60,783	JZ Equity Partners PLC	147,421
23,337	KKR Private Equity Investors LLP	390,895
		693,699
	Total Common Stocks and Other Equity Interests (Cost $16,209,002)	14,741,760

	Rights—0.1%
	United Kingdom—0.1%
2,273	Intermediate Capital Group PLC, expiring 02/07/2008* (Cost $0)	11,749

	Money Market Fund—0.0%
	United States—0.0%
2,418	Liquid Assets Portfolio Private Class** (Cost $2,418)	2,418

Total Investments
(Cost $16,211,420)(a)—100.6%	$14,755,927
Liabilities in excess of other assets—(0.6%)	(91,980)

Net Assets—100.0%	$14,663,947

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost on investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,455,493 which consisted of aggregate gross unrealized appreciation of $142,347 and aggregate gross unrealized depreciation of $1,597,840.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Australia—48.8%
16,246	Alumina Ltd.	$76,186
15,068	Amcor Ltd.	93,448
26,306	AMP Ltd.	200,668
27,094	Australia and New Zealand Banking Group Ltd.	639,706
7,669	AWB Ltd.	15,025
44,319	BHP Billiton Ltd.	1,479,702
11,820	BlueScope Steel Ltd.	109,096
9,346	Boral Ltd.	50,671
19,755	Brambles Ltd.	191,433
25,528	CFS Retail Property Trust	48,687
8,679	Coca-Cola Amatil Ltd.	73,343
19,221	Commonwealth Bank of Australia	861,902
25,841	Commonwealth Property Office Fund	32,640
9,269	Consolidated Media Holdings Ltd.	37,150
5,270	Contact Energy Ltd.	31,627
9,299	Crown Ltd.*	96,760
6,766	CSL Ltd.	210,913
40,050	DB RREEF Trust	57,776
9,373	Fairfax Media Ltd.	34,396
28,026	Foster’s Group Ltd.	141,462
31,288	GPT Group	106,467
27,043	Insurance Australia Group Ltd.	91,395
6,555	James Hardie Industries N.V. CDI	37,318
6,127	Lend Lease Corp. Ltd.	79,171
6,664	Lion Nathan Ltd.	56,595
13,487	Macquarie Airports	47,341
3,514	Macquarie Group Ltd.	203,833
38,189	Macquarie Infrastructure Group	104,769
10,886	Metcash Ltd.	40,557
15,099	Mirvac Group	68,279
24,761	National Australia Bank Ltd.	778,413
14,069	OneSteel Ltd.	84,617
4,359	Orica Ltd.	114,423
11,842	Origin Energy Ltd.	93,161
9,354	PaperlinX Ltd.	18,283
20,745	Qantas Airways Ltd.	87,679
11,455	QBE Insurance Group Ltd.	289,488
9,640	Santos Ltd.	105,297
7,878	St. George Bank Ltd.	198,775
20,925	Stockland	137,487
13,074	Suncorp-Metway Ltd.	181,072
11,061	Symbion Health Ltd.	39,358
7,665	TABCORP Holdings Ltd.	96,395
119,929	Telstra Corp. Ltd.	469,823
14,428	Transurban Group	85,806
6,966	Wesfarmers Ltd.	223,979
3,503	Wesfarmers Ltd. - PPS*	112,132
27,345	Westfield Group	457,706
26,643	Westpac Banking Corp.	618,723

7,213	Woodside Petroleum Ltd.	$303,507
15,970	Woolworths Ltd.	414,444
		10,228,884
	China—13.9%
77,598	BOC Hong Kong Ltd.	194,050
15,897	China Merchants Holdings International Co. Ltd.	77,669
96,915	China Mobile Ltd.	1,429,029
42,144	China Netcom Group Corp. (Hong Kong) Ltd.	129,504
54,162	China Overseas Land & Investment Ltd.	92,844
20,124	China Resources Enterprise Ltd.	67,840
98,726	China Unicom Ltd.	226,592
24,272	Citic Pacific Ltd.	120,425
269,249	CNOOC Ltd.	380,614
18,448	Cosco Pacific Ltd.	37,001
78	Dah Chong Hong Holdings Ltd. *	25
63,793	Lenovo Group Ltd.	44,167
175,815	Semiconductor Manufacturing International Corp.*	14,417
11,717	Shanghai Industrial Holdings Ltd.	43,656
34,650	Tingyi Cayman Islands Holding Corp.	49,074
		2,906,907
	France—0.5%
18,462	AXA Asia Pacific Holdings Ltd.	99,670

	Germany—0.4%
2,157	Leighton Holdings Ltd.	96,659

	Hong Kong—22.4%
21,405	Bank of East Asia Ltd.	123,288
33,285	Cathay Pacific Airways Ltd.	74,354
11,762	Cheung Kong Infrastructure Holdings Ltd.	44,603
26,420	Cheung Kong Ltd.	428,450
17,238	Chinese Estates Holdings Ltd.	28,624
30,526	CLP Holdings Ltd.	242,876
5,948	Dah Sing Banking Group Ltd.	11,934
2,219	Dah Sing Financial Group	17,550
11,923	Esprit Holdings Ltd.	155,301
6,071	Great Eagle Holdings Ltd.	20,429
37,054	Guangdong Investment Ltd.	17,044
15,503	Hang Lung Group Ltd.	71,960
33,241	Hang Lung Properties Ltd.	131,618
21,290	Henderson Investment Ltd.	1,139
21,002	Henderson Land Development Co. Ltd.	181,416
65,088	Hong Kong and China Gas Co. Ltd.	178,378
13,387	Hong Kong Exchanges & Clearing Ltd.	279,193
28,524	Hongkong Electric Holdings Ltd.	162,790
26,000	Hongkong Land Holdings Ltd.	123,511
12,048	Hopewell Holdings Ltd.	52,671
23,925	Hutchison Telecommunications International Ltd.	33,994
54,584	Hutchison Whampoa Ltd.	537,440
12,527	Hysan Development Co. Ltd.	37,085
31,932	Johnson Electric Holdings Ltd.	15,493
9,224	Kerry Properties Ltd.	62,190
35,697	Li & Fung Ltd.	134,434
32,061	MTR Corp. Ltd.	123,865
43,783	New World Development Co. Ltd.	134,083
23,000	Noble Group Ltd.	28,864

5,137	Orient Overseas International Ltd.	$31,307
21,074	Shangri-La Asia Ltd.	62,876
32,470	Sino Land Co. Ltd.	99,787
28,577	Sun Hung Kai Properties Ltd.	567,154
15,060	Swire Pacific Ltd., Class A	204,543
32,930	Wharf Holdings (The) Ltd.	177,401
15,274	Wheelock and Co. Ltd.	44,679
3,319	Wing Hang Bank Ltd.	43,131
2,089	Wing Lung Bank Ltd.	23,523
		4,708,978
	Malaysia—0.2%
2,771	Guoco Group Ltd.	32,862

	New Zealand—0.9%
7,816	Air New Zealand Ltd.	11,179
7,122	Fletcher Building Ltd.	56,586
20,949	Goodman Fielder Ltd.	32,027
29,661	Telecom Corp. of New Zealand Ltd.	93,074
		192,866
	Norway—0.1%
14,000	Total Access Communication Public Co. Ltd.*	16,890

	Singapore—8.3%
20,000	Capitaland Ltd.	84,669
20,000	Chartered Semiconductor Manufacturing Ltd.*	10,980
10,000	City Developments Ltd.	80,640
31,000	ComfortDelgro Corp. Ltd.	34,644
17,000	DBS Group Holdings Ltd.	212,035
20,000	Fraser and Neave Ltd.	68,506
17,000	Keppel Corp. Ltd.	138,300
20,000	Neptune Orient Lines Ltd.	46,412
34,000	Oversea-Chinese Banking Corp. Ltd.	181,036
82,767	PCCW Ltd.	47,434
14,000	SembCorp. Industries Ltd.	45,882
11,000	Singapore Airlines Ltd.	121,130
24,000	Singapore Press Holdings Ltd.	74,423
25,000	Singapore Technologies Engineering Ltd.	59,450
114,000	Singapore Telecommunications Ltd.	296,846
15,000	SMRT Corp. Ltd.	18,277
17,000	United Overseas Bank Ltd.	211,336
7,000	UOL Group Ltd.	18,137
		1,750,137
	Taiwan, Republic of China—0.4%
28,478	Foxconn International Holdings Ltd.*	47,661
11,164	Yue Yuen Industrial (Holdings) Ltd.	32,673
		80,334
	United Kingdom—4.0%
16,510	Hang Seng Bank Ltd.	327,896
4,652	Rio Tinto Ltd.	522,568
		850,464

	United States—0.2%
2,432	Caltex Australia Ltd.	$34,694

	Total Common Stocks and Other Equity Interests (Cost $21,066,395)	20,999,345

	Warrants—0.0%
	China—0.0%
1,267	China Overseas Land & Investment Ltd., expiring 08/27/2008* (Cost $0)	388

	Money Market Fund—0.1%
13,245	Liquid Assets Portfolio Private Class** (Cost $13,245)	13,245

	Total Investments (Cost $21,079,640)(a)—100.2%	21,012,978
	Liabilities in excess of other assets—(0.2%)	(48,339)

	Net Assets—100.0%	$20,964,639

* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $66,662 which consisted of aggregate gross unrealized appreciation of $816,036 and aggregate gross unrealized depreciation of $882,698.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—98.7%
	Australia—31.0%
5,032	ABB Grain Ltd.	$39,258
15,764	Adelaide Brighton Ltd.	50,168
6,085	Ansell Ltd.	64,774
19,388	APA Group	57,744
17,339	APN News & Media Ltd.	78,982
3,867	Aristocrat Leisure Ltd.	34,827
1,356	ASX Ltd.	58,548
19,515	Austereo Group Ltd.	37,495
32,738	Australian Pharmaceutical Industries Ltd.	46,523
39,884	AWB Ltd.	78,138
46,755	Babcock & Brown Infrastructure Group	53,984
3,599	Bank of Queensland Ltd.	47,766
7,540	Bendigo Bank Ltd.	85,040
3,444	Billabong International Ltd.	37,138
14,304	Centennial Coal Co. Ltd.	45,104
10,813	Centro Properties Group	6,570
17,304	Challenger Financial Services Group Ltd.	55,392
79,882	Commonwealth Property Office Fund	100,901
5,217	Computershare Ltd.	37,837
4,138	Crane Group Ltd.	54,794
4,820	CSL Ltd.	150,250
13,508	David Jones Ltd.	55,598
66,688	DB RREEF Trust	96,204
11,697	Downer EDI Ltd.	56,258
54,589	Envestra Ltd.	41,285
4,472	Flight Centre Ltd.	93,049
52,851	Futuris Corp. Ltd.	109,322
14,690	Goodman Group	59,056
21,658	Gunns Ltd.	62,785
13,846	GWA International Ltd.	38,290
15,954	Harvey Norman Holdings Ltd.	80,532
13,418	Iluka Resources Ltd.	54,713
34,937	ING Industrial Fund	63,571
58,816	ING Office Fund	67,679
12,778	James Hardie Industries N.V. CDI	72,746
31,668	Kiwi Income Property Trust	32,310
10,125	Macquarie Communications Infrastructure Group	45,875
38,533	Macquarie CountryWide Trust	51,945
28,801	Macquarie DDR Trust	17,952
62,981	Macquarie Office Trust	64,677
23,549	Metcash Ltd.	87,735
3,855	Newcrest Mining Ltd.	121,515
6,159	Nufarm Ltd.	82,539

26,046	Oil Search Ltd.	$100,890
44,764	OneSteel Ltd.	269,230
20,778	Pacific Brands Ltd.	53,210
5,817	Pacifica Group Ltd.	10,134
942	Perpetual Ltd.	49,721
3,456	Ramsay Health Care Ltd.	34,682
33,837	Ridley Corp. Ltd.	35,071
8,816	Seven Network Ltd.	95,117
18,965	Sigma Pharmaceuticals Ltd.	25,663
3,863	Sims Group Ltd.	99,140
6,547	Sonic Healthcare Ltd.	96,306
16,863	Spotless Group Ltd.	57,169
8,914	Tatts Group Ltd.	30,322
45,376	Thakral Holdings Group	40,565
5,192	Toll Holdings Ltd.	51,782
3,187	Transfield Services Ltd.	32,036
20,735	Transurban Group	123,316
3,145	United Group Ltd.	42,988
27,195	Village Roadshow Ltd.	66,862
4,129	West Australian Newspapers Holdings Ltd.	41,708
4,266	Zinifex Ltd.	40,214
		4,072,995
	Canada-0.6%
32,882	Ten Network Holdings Ltd.	75,866

	China—19.0%
41,906	Agile Property Holdings Ltd.	46,920
34,513	Beijing Enterprises Holdings Ltd.	145,916
192,071	Brilliance China Automotive Holdings Ltd.	39,380
113,848	China Foods Ltd.	73,257
11,271	China Mengniu Dairy Co. Ltd.	29,604
28,375	China Merchants Holdings International Co. Ltd.	138,634
94,921	China Overseas Land & Investment Ltd.	162,713
98,394	China Power International Development Ltd.	33,192
39,102	China Resources Land Ltd.	68,208
48,431	China Resources Power Holdings Co.	116,023
167,011	China Travel International Inv HK	89,787
117,854	CITIC International Financial Holdings Ltd.	65,101
150,000	CNPC Hong Kong Ltd.	71,058
164,914	Denway Motors Ltd.	97,292
97,805	Digital China Holdings Ltd.	70,018
471,985	Guangzhou Investment Co. Ltd.	95,528
13,905	Hengan International Group Co. Ltd.	50,845
28,952	Industrial and Commercial Bank of China (Asia) Ltd.	62,745
18,723	Kowloon Development Co. Ltd.	42,968
297,527	Lenovo Group Ltd.	205,993
61,000	People’s Food Holdings Ltd.	41,012
67,844	Shanghai Industrial Holdings Ltd.	252,774
75,834	Shenzhen Investment Ltd.	34,746
111,934	Sinofert Holdings Ltd.	89,660
93,373	Sinopec Kantons Holdings Ltd.	14,392

1,184,421	TCL Communication Technology Holdings Ltd.*	$39,433
1,378,884	TCL Multimedia Technology Holdings Ltd.*	80,231
87,559	Tingyi Cayman Islands Holding Corp.	124,007
140,672	TPV Technology Ltd.	89,981
207,000	United Food Holdings Ltd.	20,856
		2,492,274
	Hong Kong—22.9%
12,359	Allied Group Ltd.	56,134
16,823	Cafe de Coral Holdings Ltd.	33,973
123,663	Champion REIT	68,084
56,049	Chaoda Modern Agriculture (Holdings) Ltd.	57,042
139,557	China Oriental Group Co. Ltd.	113,652
77,343	Chinese Estates Holdings Ltd.	128,429
18,571	Chong Hing Bank Ltd.	40,441
42,932	Dah Sing Banking Group Ltd.	86,139
9,736	Dah Sing Financial Group	77,000
14,000	Elec & Eltek International Co. Ltd.	25,329
724	Enerchina Holdings Ltd.*	25
118,478	First Pacific Co. Ltd.	84,603
106,679	Fountain SET Holdings	21,209
51,634	Galaxy Entertainment Group Ltd.*	38,963
96,650	Giordano International Ltd.	38,821
137,225	Global Bio-Chem Technology Group Co. Ltd.	44,333
28,843	Great Eagle Holdings Ltd.	97,056
189,624	Guangdong Investment Ltd.	87,222
64,207	HKR International Ltd.	46,845
3,078	Hong Kong Aircraft Engineering Co. Ltd.	69,144
44,302	Hongkong and Shanghai Hotels (The) Ltd.	69,081
293,187	Hongkong Chinese Ltd.	51,500
69,448	Hopewell Highway Infrastructure Ltd.	53,591
22,582	Hopewell Holdings Ltd.	98,724
25,595	Hopson Development Holdings Ltd.	46,279
135,479	I-CABLE Communications Ltd.	26,354
10,000	Jardine Cycle & Carriage Ltd.	139,683
128,315	Johnson Electric Holdings Ltd.	62,257
16,082	Kingboard Chemical Holdings Ltd.	67,096
19,000	Mandarin Oriental International Ltd.	38,410
138,071	New World China Land Ltd.	79,021
223,985	Oriental Press Group	32,115
59,305	Pacific Basin Shipping Ltd.	83,306
26,762	Road King Infrastructure	31,262
62,509	Samson Holding Ltd.	11,758
98,834	SCMP Group Ltd.	34,608
51,776	Shangri-La Asia Ltd.	154,477
18,026	Shui On Construction and Materials Ltd.	53,823
35,414	Shun Tak Holdings Ltd.	49,385
148,038	Sinolink Worldwide Holdings	23,724
76,393	SmarTone Telecommunications Holding Ltd.	73,594
138,278	Solomon Systech International Ltd.	9,203
55,643	Techtronic Industries Co.	58,038

11,568	Television Broadcasts Ltd.	$62,799
70,716	Texwinca Holdings Ltd.	54,177
43,965	Tianjin Development Holdings Ltd.	39,473
4,984	VTech Holdings Ltd.	28,740
21,000	Wheelock Properties (S) Ltd.	27,456
7,905	Wing Hang Bank Ltd.	102,729
8,467	Wing Lung Bank Ltd.	95,342
21,200	Wing On Co. International Ltd.	35,340
		3,007,789
	Japan—0.4%
17,000	Cerebos Pacific Ltd.	50,876

	Korea—1.6%
119,760	STX Pan Ocean Co. Ltd.	211,389

	Malaysia—0.8%
8,000	Guocoland Ltd.	24,395
31,000	GuocoLeisure Ltd.	19,018
80,584	Public Financial Holdings Ltd.	61,579
		104,992
	Netherlands—0.5%
12,385	ASM Pacific Technology Ltd.	71,886

	New Zealand—5.0%
63,289	Air New Zealand Ltd.	90,518
31,008	Auckland International Airport Ltd.	67,357
17,179	Fisher & Paykel Appliances Holdings Ltd.	37,835
12,088	Fisher & Paykel Healthcare Corp.	28,860
14,896	Fletcher Building Ltd.	118,351
61,374	Goodman Fielder Ltd.	93,830
17,714	Sky City Entertainment Group Ltd.	61,029
7,544	Sky Network Television Ltd.	31,516
18,694	Tower Ltd.	31,719
28,156	Vector Ltd.	46,708
10,654	Warehouse Group Ltd.	47,482
		655,205
	Norway—0.9%
99,400	Total Access Communication Public Co. Ltd.*	119,918

	Singapore—14.6%
42,000	Allgreen Properties Ltd.	33,506
24,000	Ascendas REIT	37,173
32,000	Ascott Group (The) Ltd.*	39,477
42,848	Australand Property Group	72,956
20,000	CapitaCommercial Trust	29,611
31,000	CapitaMall Trust	65,662
90,000	Chartered Semiconductor Manufacturing Ltd.*	49,408
84,000	ComfortDelgro Corp. Ltd.	93,873

8,300	Creative Technology Ltd.	$32,243
38,000	Fortune REIT	26,835
7,000	Haw Par Corp. Ltd.	30,229
27,000	Hong Leong Asia Ltd.	57,934
14,000	Hotel Properties Ltd.	32,797
8,000	Keppel Land Ltd.	35,443
38,000	MobileOne Ltd.	50,827
31,000	Olam International Ltd.	57,322
100,123	Pacific Century Premium Developments Ltd.	28,192
308,000	Pacific Century Regional Developments Ltd.*	61,410
16,000	Parkway Holdings Ltd.	40,639
39,000	SembCorp. Marine Ltd.	86,634
21,000	SIA Engineering Co. Ltd.	53,393
50,000	Singapore Airport Terminal Services Ltd.	85,509
18,000	Singapore Exchange Ltd.	125,037
10,000	Singapore Land Ltd.	42,593
28,000	Singapore Petroleum Co. Ltd.	125,826
100,000	Singapore Post Ltd.	76,804
92,000	SMRT Corp. Ltd.	112,098
26,975	SP AusNet	29,463
11,000	StarHub Ltd.	23,073
19,000	STATS ChipPAC Ltd.*	17,658
33,000	Suntec REIT	34,992
25,000	United Industrial Corp. Ltd.	48,727
28,000	UOB-Kay Hian Holdings Ltd.	37,312
27,000	UOL Group Ltd.	69,957
9,000	Venture Corp. Ltd.	66,070
		1,910,683
	Taiwan, Province of China—1.2%
44,537	Foxconn International Holdings Ltd.*	74,537
63,332	Fubon Bank Hong Kong Ltd.	43,049
27,000	Kim Eng Holdings Ltd.	36,672
		154,258
	United Kingdom—0.2%
1,499	Energy Resources of Australia Ltd.	25,573

	Total Common Stocks and Other Equity Interests (Cost $15,276,802)	12,953,704

	Warrants—0.0%
	China—0.0%
4,461	Industrial and Commercial Bank of China (Asia) Ltd., expiring 11/06/2008*
	(Cost $0)	607

	Money Market Fund—0.4%
51,535	Liquid Assets Portfolio Private Class **
	(Cost $51,535)	$51,535

	Total Investments
	(Cost $15,328,337)(a)—99.1%	13,005,846
	Other assets less liabilities—0.9%	121,839

	Net Assets—100.0%	$13,127,685

REIT Real Estate Investment Trust.
* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $2,322,491 which consisted of aggregate gross unrealized appreciation of $203,506 and aggregate gross unrealized depreciation of $2,525,997.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests —99.4%
	Australia—4.1%
2,554	Alumina Ltd.	$11,943
4,436	Amcor Ltd.	27,315
4,214	AMP Ltd.	31,589
4,829	Australia and New Zealand Banking Group Ltd.	112,087
3,200	AWB Ltd.	6,197
4,694	BHP Billiton Ltd.	155,200
3,162	BHP Billiton PLC	92,845
2,923	BlueScope Steel Ltd.	26,580
2,106	Boral Ltd.	11,276
2,785	Brambles Ltd.	26,519
5,473	CFS Retail Property Trust	10,305
2,004	Coca-Cola Amatil Ltd.	16,739
3,473	Commonwealth Bank of Australia	153,106
6,423	Commonwealth Property Office Fund	7,967
1,792	Contact Energy Ltd.	10,697
4,261	Crown Ltd.*	41,726
387	CSL Ltd.	11,797
5,340	DB RREEF Trust	7,553
3,809	Fairfax Media Ltd.	13,699
5,102	Foster’s Group Ltd.	25,588
6,426	GPT Group	21,505
4,761	Insurance Australia Group Ltd.	15,848
1,028	James Hardie Industries N.V. CDI	5,715
1,314	Lend Lease Corp. Ltd.	16,721
1,854	Lion Nathan Ltd.	15,635
5,072	Macquarie Airports	17,517
325	Macquarie Group Ltd.	18,852
8,955	Macquarie Infrastructure Group	24,294
1,893	Metcash Ltd.	7,011
2,805	Mirvac Group	12,441
5,258	National Australia Bank Ltd.	162,351
3,589	OneSteel Ltd.	21,267
689	Orica Ltd.	17,757
1,609	Origin Energy Ltd.	12,521
3,699	PaperlinX Ltd.	7,130
4263	Publishing & Broadcasting Ltd.	15,968
8,648	Qantas Airways Ltd.	36,041
1,001	QBE Insurance Group Ltd.	24,834
2,512	Santos Ltd.	27,170
1,266	St. George Bank Ltd.	31,464
3,517	Stockland	22,786
2,091	Suncorp-Metway Ltd.	28,625
3,280	Symbion Health Ltd.	11,562
1,453	TABCORP Holdings Ltd.	18,037
62,917	Telstra Corp. Ltd.	243,678
1,661	Transurban Group	9,783
1,333	Wesfarmers Ltd.	41,992

767	Wesfarmers Ltd. - PPS*	$24,552
4,382	Westfield Group	72,344
4,677	Westpac Banking Corp.	106,765
1,080	Woodside Petroleum Ltd.	44,672
3,746	Woolworths Ltd.	96,276
		2,033,842
	Austria—0.4%
446	Erste Bank der Oesterreichischen Sparkassen AG	23,905
96	EVN AG	11,027
848	OMV AG	60,266
116	Raiffeisen International Bank - Holding AG	14,521
1,043	Telekom Austria AG	28,986
373	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	24,355
294	Voestalpine AG	17,838
165	Wiener Staedtische Versicherung AG*	12,581
224	Wienerberger AG	10,165
		203,644
	Belgium—1.7%
691	Agfa Gevaert N.V.	7,612
1,457	Belgacom S.A.	70,488
54	Colruyt S.A.	13,482
408	Compagnie Nationale a Portefeuille	26,386
645	Delhaize Group	48,857
4,180	Dexia S.A.	99,641
5,720	Fortis, Class A	126,019
5,720	Fortis, Class B	126,104
1484	Fortis Strip VVPR*	22
406	Groupe Bruxelles Lambert S.A.	46,623
1,117	InBev N.V.	90,713
129	KBC Ancora	12,510
893	KBC Groep N.V.	112,372
851	PagesJaunes S.A.	16,367
314	Solvay S.A.	39,048
330	UCB S.A.	15,872
79	Umicore	17,792
		869,908
	Canada—4.6%
252	Agrium, Inc.	16,182
1,338	Bank of Montreal	75,314
2,354	Bank of Nova Scotia	112,517
746	Barrick Gold Corp.	38,336
3,428	BCE, Inc.	118,698
357	Biovail Corp.	4,855
445	Bombardier, Inc., Class A*	2,189
9,945	Bombardier, Inc., Class B*	48,827
743	Brookfield Asset Management, Inc., Class A	23,855
27	Brookfield Infrastructure Partners LP*	567
207	Cameco Corp.	6,981
846	Canadian Imperial Bank of Commerce	61,465
960	Canadian National Railway Co.	48,381

811	Canadian Natural Resources Ltd.	$51,651
378	Canadian Pacific Railway Ltd.	25,135
251	Canadian Tire Corp. Ltd., Class A	16,048
458	Canadian Utilities Ltd.	22,818
3,734	Celestica, Inc.*	21,666
1,394	CGI Group, Inc., Class A*	13,896
1,077	Enbridge, Inc.	42,826
1,844	EnCana Corp.	121,062
472	Finning International, Inc.	12,327
858	George Weston Ltd.	45,845
403	Goldcorp, Inc.	14,926
2,062	Great-West Lifeco, Inc.	65,754
1,653	Husky Energy, Inc.	68,189
545	IGM Financial, Inc.	23,985
1,266	Loblaw Cos. Ltd.	40,534
781	Magna International, Inc., Class A	61,073
2,856	Manulife Financial Corp.	107,135
442	National Bank of Canada	22,153
784	Nexen, Inc.	22,349
374	Nortel Networks Corp.*	4,630
362	NOVA Chemicals Corp.	10,319
1,507	Petro-Canada	68,205
298	Potash Corporation of Saskatchewan, Inc.	41,922
1,708	Power Corp. of Canada	60,310
1,956	Power Financial Corp.	70,910
160	Research In Motion Ltd.	14,927
617	Rogers Communications, Inc., Class B	23,494
2,768	Royal Bank of Canada	139,059
485	Saputo, Inc.	13,402
578	Shaw Communications, Inc., Class B	11,277
281	Shoppers Drug Mart Corp.	13,685
1,627	Sun Life Financial, Inc.	80,124
446	Suncor Energy, Inc.	41,760
1,982	Talisman Energy, Inc.	31,179
517	Teck Cominco Ltd., Class B	16,809
489	Telus Corp.	21,166
425	Telus Corp.	17,789
1,783	Thomson Corp. (The)	63,383
1,475	Toronto-Dominion Bank (The)	99,499
826	TransAlta Corp.	26,135
1,954	TransCanada Corp.	76,691
		2,304,214
	China—1.9%
26,186	BOC Hong Kong Ltd.	64,689
2,061	China Merchants Holdings International Co. Ltd.	9,953
25,383	China Mobile Ltd.	372,130
25,128	China Netcom Group Corp. (Hong Kong) Ltd.	76,708
6,594	China Overseas Land & Investment Ltd.	11,130
5,413	China Resources Enterprise Ltd.	17,982
48,672	China Unicom Ltd.	112,247
10,416	Citic Pacific Ltd.	51,636
106,345	CNOOC Ltd.	149,497
3,846	Cosco Pacific Ltd.	7,686
23,882	Lenovo Group Ltd.	16,449

106,656	Semiconductor Manufacturing International Corp.*	$8,619
4,942	Shanghai Industrial Holdings Ltd.	18,351
6,238	Tingyi Cayman Islands Holding Corp.	8,753
		925,830
	Denmark—0.6%
8	A P Moller - Maersk A/S, Class A	77,381
8	A P Moller - Maersk A/S, Class B	77,857
191	Carlsberg A/S, Class B	19,840
144	Danisco A/S	9,553
1,721	Danske Bank A/S	60,587
399	H. Lundbeck A/S	9,510
91	Jyske Bank A/S*	5,748
657	Novo Nordisk A/S, Class B	40,713
		301,189
	Finland—1.4%
2,413	Fortum Oyj	96,463
184	Kone Oyj, Class B	12,129
316	Metso Corp.	14,607
877	Neste Oil Oyj	27,723
9,254	Nokia Oyj	333,769
571	Outokumpu Oyj	17,762
1,608	Sampo Oyj, Class A	41,593
539	SanomaWSOY Oyj	13,918
4,638	Stora Enso Oyj, Class R	63,451
329	TietoEnator Oyj	6,060
2,742	UPM-Kymmene Oyj	51,235
		678,710
	France—11.3%
592	Accor S.A.	44,702
151	Aeroports de Paris	16,723
1,103	Air France-KLM	30,376
604	Air Liquide S.A.	83,115
4,306	Alcatel-Lucent	26,713
1,399	Alliance Trust (The) PLC*	9,401
327	Alstom	64,717
329	Arkema*	18,379
353	Atos Origin S.A.*	17,357
3,204	AXA Asia Pacific Holdings Ltd.	16,955
6,485	AXA S.A.	219,687
2,846	BNP Paribas	277,394
1,008	Bouygues S.A.	76,607
349	Cap Gemini S.A.	18,706
2,781	Carrefour S.A.	193,566
744	Casino Guichard-Perrachon S.A.	81,329
680	Christian Dior S.A.	74,312
663	CNP Assurances	80,053
1,512	Compagnie de Saint-Gobain	116,567
532	Compagnie Generale des Etablissements Michelin, Class B	50,474
5,231	Credit Agricole S.A.	158,695
155	Dassault Systemes S.A.	8,537

190	Eiffage S.A.	$16,527
2,922	Electricite de France	300,765
220	Emporiki Bank S.A.*	6,404
271	Essilor International S.A.	15,532
123	Eurazeo	12,903
11,423	France Telecom S.A.	399,482
2,509	Gaz de France	134,365
958	Groupe Danone	76,637
97	Hermes International	9,622
197	Imerys S.A.	15,132
363	JC Decaux S.A.	11,695
154	Klepierre	8,124
635	Lafarge S.A.	99,133
549	Lagardere S.C.A	39,854
488	Legrand S.A.	14,769
1,052	L’Oreal S.A.	128,439
821	LVMH Moet Hennessy Louis Vuitton S.A.	83,303
105	Mobistar S.A.	9,774
1,440	Natixis	24,156
262	Pernod Ricard S.A.	27,639
611	PPR	84,928
2,504	PSA Peugeot Citroen	182,442
411	Publicis Groupe	14,665
1,284	Renault S.A.	144,084
909	Safran S.A.	14,751
2,499	Sanofi-Aventis	201,096
613	Schneider Electric S.A.	69,995
158	Societe BIC S.A.	9,790
204	Societe des Autoroutes Paris-Rhin-Rhone	22,064
1,270	Societe Generale	156,446
576	Societe Television Francaise 1 (T.F.1)	14,379
468	Sodexho Alliance S.A.	25,084
4,995	Suez S.A.	302,184
269	Technip S.A.	17,142
590	Thales S.A.	33,763
1,474	Thomson	17,765
9,444	Total S.A.	681,101
271	Unibail-Rodamco	63,497
634	Valeo S.A.	23,101
74	Vallourec S.A.	14,612
1,587	Veolia Environnement	128,764
881	Vinci S.A.	59,246
5,680	Vivendi S.A.	225,803
76	Wendel	7,531
		5,632,853
	Germany—10.0%
489	Adidas AG	30,756
1,555	Allianz SE	275,037
339	Altana AG	7,559
782	Arcandor AG*	14,392
1,961	BASF AG	253,209
2,519	Bayer AG	204,496
3,182	Bayerische Motoren Werke (BMW) AG	173,375
338	Beiersdorf AG	25,798

1,000	Bosch Corp.	$4,223
701	Celesio AG	40,738
1,726	Commerzbank AG	51,775
393	Continental AG	40,440
7,800	Daimler AG	602,726
1,824	Deutsche Bank AG	202,978
155	Deutsche Boerse AG	26,816
1,804	Deutsche Lufthansa AG	42,656
4,376	Deutsche Post AG	140,337
498	Deutsche Postbank AG	40,974
23,030	Deutsche Telekom AG	468,509
2,324	E.ON AG	425,298
76	Euler Hermes S.A.	7,931
179	Fraport AG	13,371
624	Fresenius Medical Care AG & Co. KGaA	31,837
135	Fresenius SE	10,682
629	Hannover Rueckversicherung AG	27,827
242	HeidelbergCement AG	35,949
338	Heidelberger Druckmaschinen AG	9,088
459	Henkel KGaA	19,049
525	Hypo Real Estate Holding AG	16,277
2,284	Infineon Technologies AG*	22,894
426	Lanxess	14,633
498	Leighton Holdings Ltd.	21,999
453	Linde AG	58,667
392	MAN AG	47,784
341	Merck KGaA	41,855
1,666	Metro AG	135,273
801	Muenchener Rueckversicherungs - Gesellschaft AG	142,635
303	RTL Group	36,563
1,890	RWE AG	230,751
127	Salzgitter AG	19,616
1,240	SAP AG	59,117
2,759	Siemens AG	352,042
1,236	Suedzucker AG	26,023
2,350	ThyssenKrupp AG	113,916
2,046	TUI AG*	43,895
1,694	Volkswagen AG	380,711
86	Wacker Chemie AG	18,318
		5,010,795
	Greece—0.4%
513	Alpha Bank A.E.	16,695
571	Coca Cola Hellenic Bottling Co. S.A.	23,672
947	Hellenic Petroleum S.A.	14,049
1,217	Hellenic Telecommunications Organization S.A.	37,227
343	National Bank of Greece S.A.	20,415
551	OPAP S.A.	19,008
208	Piraeus Bank S.A.	6,547
1,067	Public Power Corp. S.A.	49,132
111	Titan Cement Co. S.A.	4,996
		191,741

	Hong Kong—2.4%
2,870	Bank of East Asia (The) Ltd.	$16,252
13,123	Cathay Pacific Airways Ltd.	29,120
6,293	Cheung Kong Infrastructure Holdings Ltd.	23,811
6,293	Cheung Kong Ltd.	101,461
6,641	Chinese Estates Holdings Ltd.	10,869
8,976	CLP Holdings Ltd.	71,035
3,525	Dah Sing Banking Group Ltd.	7,026
700	Dah Sing Financial Group	5,513
1,125	Esprit Holdings Ltd.	14,545
2,115	Great Eagle Holdings Ltd.	7,053
15,823	Guangdong Investment Ltd.	7,225
3,620	Hang Lung Group Ltd.	16,669
8,574	Hang Lung Properties Ltd.	33,377
6,633	Henderson Investment Ltd.	353
7,922	Henderson Land Development Co. Ltd.	67,775
11,880	Hong Kong and China Gas Co. Ltd.	32,457
907	Hong Kong Exchanges & Clearing Ltd.	18,707
9,578	HongKong Electric Holdings Ltd.	54,608
7,000	Hongkong Land Holdings Ltd.	32,900
1,672	Hopewell Holdings Ltd.	7,238
7,330	Hutchison Telecommunications International Ltd.	10,286
15,925	Hutchison Whampoa Ltd.	155,646
3,211	Hysan Development Co. Ltd.	9,411
10,349	Johnson Electric Holdings Ltd.	4,978
2,594	Kerry Properties Ltd.	17,185
4,948	Li & Fung Ltd.	18,405
11,223	MTR Corp. Ltd.	43,041
10,224	New World Development Co. Ltd.	30,948
16,000	Noble Group Ltd.	19,754
1,904	Orient Overseas International Ltd.	11,478
3,517	Shangri-La Asia Ltd.	10,353
4,273	Sino Land Co. Ltd.	12,880
7,218	Sun Hung Kai Properties Ltd.	141,186
4,276	Swire Pacific Ltd., Class A	58,137
12,669	Wharf Holdings (The) Ltd.	67,437
6,002	Wheelock and Co. Ltd.	17,591
583	Wing Hang Bank Ltd.	7,515
714	Wing Lung Bank Ltd.	8,013
		1,202,238
	Ireland—0.3%
2,110	Allied Irish Banks PLC	46,502
666	Anglo Irish Bank Corp. PLC	9,267
2,252	Bank of Ireland	32,726
1,288	CRH PLC	48,186
907	Irish Life & Permanent PLC	14,369
466	Kerry Group PLC, Class A	12,464
1,405	Ryanair Holdings PLC*	7,909
		171,423
	Italy—4.9%
4,553	AEM SpA	18,100
2,527	Alleanza Assicurazioni SpA	31,896

4,027	Assicurazioni Generali SpA	$169,570
1,357	Atlantia SpA	44,704
520	Autogrill SpA	8,692
2,949	Banca Carige SpA	14,136
7,242	Banca Monte dei Paschi di Siena SpA	33,347
967	Banca Popolare di Milano Scarl	12,077
1,326	Banco Popolare Scarl*	26,386
752	Benetton Group SpA	10,171
101	Ciments Francais S.A.	15,135
31,874	Enel SpA	351,114
17,476	Eni SpA	558,640
4,280	Fiat SpA	98,920
1,108	Finmeccanica SpA	32,744
576	Fondiaria -Sai SpA	23,427
449	Gestevision Telecinco S.A.	9,566
1,627	Gruppo Editoriale L’Espresso SpA	6,486
6,202	IFIL Investments SpA	49,357
14,406	Intesa Sanpaolo	101,369
522	Italcementi SpA	10,279
623	Italcementi SpA Rnc	8,708
382	Lottomatica SpA	13,897
683	Luxottica Group SpA	19,214
3,966	Mediaset SpA	34,616
1,358	Mediobanca SpA	25,214
1,441	Mediolanum SpA	9,377
2,932	Parmalat SpA	10,484
27,442	Pirelli & C. SpA*	28,380
1,554	RCS MediaGroup SpA	5,798
633	Saipem SpA	21,706
2,576	Saras SpA	13,025
11,746	Snam Rete Gas SpA	77,130
67,280	Telecom Italia SpA	202,716
30,349	Telecom Italia SpA Rnc	69,020
10,178	Terna-Rete Elettrica Nationale SpA	42,308
26,842	UniCredito Italiano SpA	196,128
1,610	Unione di Banche Italiane ScpA	39,928
2,964	Unipol Gruppo Finanziario SpA	8,281
		2,452,046
	Japan—20.0%
1,000	77 Bank (The) Ltd.	6,236
1,140	Acom Co. Ltd.	28,091
200	Advantest Corp.	4,392
3,400	Aeon Co. Ltd.	41,155
1,150	Aiful Corp.	23,308
2,000	Aioi Insurance Co. Ltd.	9,744
1,100	Aisin Seiki Co. Ltd.	43,762
2,000	Ajinomoto Co., Inc.	21,274
200	Alfresa Holdings Corp.	12,358
8,000	All Nippon Airways Co. Ltd.	31,827
1,200	Alps Electric Co. Ltd.	13,826
1,000	Amada Co. Ltd.	8,596
200	Aoyama Trading Co. Ltd.	4,514
2,500	Asahi Breweries Ltd.	43,898
3,000	Asahi Glass Co. Ltd.	37,357

4,000	Asahi Kasei Corp.	$24,453
800	Astellas Pharma, Inc.	34,686
1,000	Bank of Kyoto (The) Ltd.	11,916
2,000	Bank of Yokohama (The) Ltd.	12,960
200	Benesse Corp.	8,220
3,700	Bridgestone Corp.	62,673
600	Brother Industries Ltd.	7,449
2,000	Calsonic Kansei Corp.	8,502
800	Canon Marketing Japan, Inc.	12,934
2,800	Canon, Inc.	120,612
700	Casio Computer Co. Ltd.	7,374
8	Central Japan Railway Co.	73,962
1,000	Chiba Bank (The) Ltd.	7,402
3,900	Chubu Electric Power Co., Inc.	98,669
2,500	Chugoku Electric Power (The) Co., Inc.	53,374
1,000	Chuo Mitsui Trust Holdings, Inc.	6,866
1,300	Citizen Holdings Co. Ltd.	11,933
300	Coca-Cola West Holdings Co. Ltd.	6,419
10,000	Cosmo Oil Co. Ltd.	33,670
400	Credit Saison Co. Ltd.	11,512
200	CSK Holdings Corp.	5,464
2,000	Dai Nippon Printing Co. Ltd.	28,968
1,000	Daicel Chemical Industries Ltd.	5,596
1,000	Daido Steel Co. Ltd.	6,631
5,900	Daiei (The), Inc*	29,132
2,000	Daihatsu Motor Co. Ltd.	20,353
1,000	Daiichi Sankyo Co. Ltd.	30,002
700	Daikin Industries Ltd.	31,404
4,000	Dainippon Ink and Chemicals, Inc.	17,832
200	Daito Trust Construction Co. Ltd.	10,778
1,000	Daiwa House Industry Co. Ltd.	13,938
2,000	Daiwa Securities Group, Inc.	17,644
1,000	Denki Kagaku Kogyo Kabushiki Kaisha	4,044
2,500	Denso Corp.	90,289
8	Dentsu, Inc.	18,509
13	East Japan Railway Co.	107,472
2,000	Ebara Corp.	6,264
400	EDION Corp.	4,492
300	Eisai Co. Ltd.	12,358
800	Electric Power Development Co. Ltd.	28,516
100	Elpida Memory, Inc.*	3,546
300	FamilyMart Co. Ltd.	8,916
200	Fanuc Ltd.	17,644
100	Fast Retailing Co. Ltd.	7,402
3,000	Fuji Electric Holdings Co. Ltd.	10,045
1,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	3,019
8,000	Fuji Heavy Industries Ltd.	31,977
9	Fuji Television Network, Inc.	14,221
2,400	FUJIFILM Holdings Corp.	93,901
1,000	Fujikura Ltd.	4,872
14,000	Fujitsu Ltd.	90,854
1,000	Fukuoka Financial Group, Inc.	6,066
1,000	Fukuyama Transporting Co. Ltd.	4,044
100	Funai Electric Co. Ltd.	3,715
2,000	Furukawa Electric (The) Co. Ltd.	8,013
1,000	Gunma Bank (The) Ltd.	6,941

1,000	H2O Retailing Corp.	$7,157
1,000	Hachijuni Bank (The) Ltd.	6,856
2,000	Hankyu Hanshin Holdings, Inc.	9,273
3,500	Haseko Corp.*	5,925
800	Heiwa Corp.	6,681
2,000	Hino Motors Ltd.	13,826
1,000	Hiroshima Bank (The) Ltd.	5,446
1,000	Hitachi Cable Ltd.	5,173
300	Hitachi Capital Corp.	3,973
700	Hitachi Chemical Co. Ltd.	11,943
200	Hitachi Construction Machinery Co. Ltd.	4,637
400	Hitachi High-Technologies Corp.	7,524
32,000	Hitachi Ltd.	239,267
700	Hitachi Maxell Ltd.	7,617
1,000	Hitachi Metals Ltd.	13,148
1,100	Hokkaido Electric Power Co., Inc.	24,105
1,100	Hokuriku Electric Power Co.	24,933
6,800	Honda Motor Co. Ltd.	212,330
300	House Foods Corp.	5,316
400	Hoya Corp.	10,929
100	Ibiden Co. Ltd.	6,301
3,000	IHI Corp.	5,925
8	INPEX Holdings, Inc.	75,993
800	Isetan Co. Ltd.	9,330
8,000	Isuzu Motors Ltd.	33,708
10,000	ITOCHU Corp.	91,512
100	Itochu Techno-Solutions Corp.	2,878
1,000	Iyo Bank (The) Ltd.	10,120
300	Izumi Co. Ltd.	4,416
1,000	J Front Retailing Co. Ltd.*	6,433
15,000	Japan Airlines Corp.*	36,539
100	Japan Petroleum Exploration Co. Ltd.	6,320
26	Japan Tobacco, Inc.	136,450
1,300	JFE Holdings, Inc.	60,033
1,000	Joyo Bank (The) Ltd.	5,690
1,100	JS Group Corp.	19,139
300	JSR Corp.	6,983
700	JTEKT Corp.	11,640
7,000	Kajima Corp.	22,450
1,000	Kamigumi Co. Ltd.	7,327
1,000	Kandenko Co. Ltd.	5,173
1,000	Kaneka Corp.	7,449
4,800	Kansai Electric Power (The) Co., Inc.	120,085
1,000	Kao Corp.	30,190
4,000	Kawasaki Heavy Industries Ltd.	10,045
1,000	Kawasaki Kisen Kaisha Ltd.	9,659
12	KDDI Corp.	81,035
1,000	Keihan Electric Railway Co. Ltd.	4,345
1,000	Keihin Electric Express Railway Co. Ltd.	6,743
1,000	Keio Corp.	5,897
1,000	Keisei Electric Railway Co. Ltd.	5,446
1,000	Kinden Corp.	8,418
8,000	Kintetsu Corp.	27,012
2,000	Kirin Holdings Co. Ltd.	32,071
9,000	Kobe Steel Ltd.	30,049
700	Kokuyo Co. Ltd.	5,728

1,300	Komatsu Ltd.	$31,300
300	Konami Corp.	9,029
1,000	Konica Minolta Holdings, Inc.	16,036
2,000	Kubota Corp.	14,390
1,000	Kuraray Co. Ltd.	11,916
700	Kyocera Corp.	55,763
1,000	Kyowa Hakko Kogyo Co. Ltd.	9,969
3,200	Kyushu Electric Power Co., Inc.	81,110
200	Lawson, Inc.	7,148
200	Leopalace21 Corp.	4,844
1,000	Lion Corp.	4,411
100	Mabuchi Motor Co. Ltd.	5,558
200	Makita Corp.	7,411
13,000	Marubeni Corp.	89,010
1,700	Marui Group Co. Ltd.	14,933
10,000	Matsushita Electric Industrial Co. Ltd.	211,615
2,000	Matsushita Electric Works Ltd.	20,973
8,000	Mazda Motor Corp.	33,783
1,000	Mediceo Paltac Holdings Co. Ltd.	16,600
1,000	Meiji Dairies Corp.	5,370
1,000	Meiji Seika Kaisha Ltd.	4,373
2,100	Millea Holdings, Inc.	79,201
1,000	Minebea Co. Ltd.	5,323
8,700	Mitsubishi Corp.	227,471
8,000	Mitsubishi Electric Corp.	72,833
1,000	Mitsubishi Estate Co. Ltd.	26,522
1,000	Mitsubishi Gas Chemical Co., Inc.	9,170
12,000	Mitsubishi Heavy Industries Ltd.	49,095
4,000	Mitsubishi Materials Corp.	16,327
33,000	Mitsubishi Motors Corp.*	54,625
1,000	Mitsubishi Rayon Co. Ltd.	3,997
13,120	Mitsubishi UFJ Financial Group, Inc.	127,467
2,630	Mitsubishi UFJ Lease & Finance Co. Ltd.	97,953
8,000	Mitsui & Co. Ltd.	159,886
2,000	Mitsui Chemicals, Inc.	13,374
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	6,621
1,000	Mitsui Fudosan Co. Ltd.	22,854
2,000	Mitsui Mining & Smelting Co. Ltd.	7,505
2,000	Mitsui O.S.K. Lines Ltd.	24,340
2,000	Mitsui Sumitomo Insurance Co. Ltd.	20,691
2,000	Mitsukoshi Ltd.	7,882
11	Mizuho Financial Group, Inc.	51,521
300	Murata Manufacturing Co. Ltd.	14,841
4,000	Nagoya Railroad Co. Ltd.	12,302
22,000	NEC Corp.	90,214
1,000	NEC Electronics Corp.*	20,174
1,000	NHK Spring Co. Ltd.	8,455
1,000	Nichirei Corp.	4,646
100	Nidec Corp.	6,555
100	Nintendo Co. Ltd.	49,847
1,000	Nippon Electric Glass Co. Ltd.	14,964
7,000	Nippon Express Co. Ltd.	37,395
3,000	Nippon Light Metal Co. Ltd.	5,192
1,000	Nippon Meat Packers, Inc.	11,267
5,000	Nippon Mining Holdings, Inc.	29,438
11,000	Nippon Oil Corp.	74,592

9	Nippon Paper Group, Inc.	$21,077
2,000	Nippon Sheet Glass Co. Ltd.	9,123
12,000	Nippon Steel Corp.	72,006
116	Nippon Telegraph & Telephone Corp.	554,225
100	Nippon Television Network Corp.	13,177
4,000	Nippon Yusen Kabushiki Kaisha	32,617
2,000	NIPPONKOA Insurance Co. Ltd.	18,340
2,000	Nishimatsu Construction Co. Ltd.	5,568
1,000	Nishi-Nippon Railroad Co. Ltd.	3,423
23,900	Nissan Motor Co. Ltd.	227,705
1,000	Nissay Dowa General Insurance Co. Ltd.	5,286
1,000	Nisshin Seifun Group, Inc.	9,791
2,000	Nisshin Steel Co. Ltd.	6,565
200	Nissin Food Products Co. Ltd.	6,678
200	Nitto Denko Corp.	9,763
800	NOK Corp.	16,177
3,800	Nomura Holdings, Inc.	56,218
200	Nomura Research Institute Ltd.	5,276
1,000	NSK Ltd.	8,700
1,000	NTN Corp.	7,233
8	NTT Data Corp.	35,363
170	NTT DoCoMo, Inc.	267,012
3,000	Obayashi Corp.	17,042
2,000	Odakyu Electric Railway Co. Ltd.	13,205
8,000	Oji Paper Co. Ltd.	34,084
9,000	Oki Electric Industry Co. Ltd.	14,728
800	OMRON Corp.	16,515
200	Ono Pharmaceutical Co. Ltd.	9,819
1,000	Onward Holdings Co. Ltd.	10,063
3,500	Orient Corp.	5,234
200	Oriental Land Co. Ltd.	11,813
220	ORIX Corp.	37,348
10,000	Osaka Gas Co. Ltd.	38,279
1,300	Pioneer Corp.	9,451
1,150	Promise Co. Ltd.	37,207
1,100	Q.P. Corp.	10,625
2,000	Ricoh Co. Ltd.	31,300
200	Rohm Co. Ltd.	14,728
700	Ryoshoku Ltd.	13,463
1,000	San-in Godo Bank (The) Ltd.	7,966
200	Sankyo Co. Ltd.	10,665
36,000	Sanyo Electric Co. Ltd.*	48,079
1	Sapporo Hokuyo Holdings, Inc.	8,267
1,000	Sapporo Holdings Ltd.	8,013
400	Secom Co. Ltd.	20,428
700	Sega Sammy Holdings, Inc.	8,164
1,200	Seiko Epson Corp.	28,949
1,000	Seino Holdings Co. Ltd.	6,753
2,000	Sekisui Chemical Co. Ltd.	13,111
2,000	Sekisui House Ltd.	22,177
30	SFCG Co. Ltd.	4,466
3,000	Sharp Corp.	51,888
1,200	Shikoku Electric Power Co., Inc.	34,536
200	Shimano, Inc.	7,712
3,000	Shimizu Corp.	15,349
800	Shin-Etsu Chemical Co. Ltd.	42,060

1,000	Shinko Securities Co. Ltd.	$3,884
2,000	Shinsei Bank Ltd.	9,142
1,000	Shiseido Co. Ltd.	23,560
1,000	Shizuoka Bank (The) Ltd.	10,995
4,000	Showa Denko K.K.	13,393
3,400	Showa Shell Sekiyu K.K.	29,707
100	SMC Corp.	11,211
300	Softbank Corp.	5,474
300	Sohgo Security Services Co. Ltd.	4,794
2,000	Sompo Japan Insurance, Inc.	18,077
4,300	Sony Corp.	211,107
300	Stanley Electric Co. Ltd.	6,052
200	Sumco Corp.	4,373
1,000	Sumitomo Bakelite Co. Ltd.	5,276
4,000	Sumitomo Chemical Co. Ltd.	28,328
6,700	Sumitomo Corp.	92,379
3,300	Sumitomo Electric Industries Ltd.	48,169
1,000	Sumitomo Forestry Co. Ltd.	7,430
1,000	Sumitomo Heavy Industries Ltd.	8,286
8,000	Sumitomo Metal Industries Ltd.	37,696
1,000	Sumitomo Metal Mining Co. Ltd.	16,346
9	Sumitomo Mitsui Financial Group, Inc.	70,933
2,000	Sumitomo Osaka Cement Co. Ltd.	3,837
1,100	Sumitomo Rubber Industries Ltd.	9,673
2,000	Sumitomo Trust & Banking (The) Co. Ltd.	12,678
400	Suzuken Co. Ltd.	14,559
2,200	Suzuki Motor Corp.	55,349
500	T&D Holdings, Inc.	26,899
4,000	Taiheiyo Cement Corp.	8,615
9,000	Taisei Corp.	26,410
1,000	Taisho Pharmaceutical Co. Ltd.	20,738
1,000	Taiyo Nippon Sanso Corp.	9,518
1,000	Takashimaya Co. Ltd.	10,647
1,300	Takeda Pharmaceutical Co. Ltd.	78,862
1,220	Takefuji Corp.	34,538
200	TDK Corp.	12,753
3,000	Teijin Ltd.	11,822
200	Terumo Corp.	10,891
2,000	Tobu Railway Co. Ltd.	9,744
2,000	Toda Corp.	10,421
300	Toho Co. Ltd.	7,251
2,000	Toho Gas Co. Ltd.	10,101
3,400	Tohoku Electric Power Co., Inc.	80,263
300	Tokyo Broadcasting System, Inc.	6,870
8,100	Tokyo Electric Power (The) Co., Inc.	210,261
200	Tokyo Electron Ltd.	11,963
9,000	Tokyo Gas Co. Ltd.	41,984
300	Tokyo Steel Manufacturing Co. Ltd.	2,974
3,000	Tokyu Corp.	18,650
1,000	Tokyu Land Corp.	8,041
400	Toppan Forms Co. Ltd.	4,018
3,000	Toppan Printing Co. Ltd.	30,078
3,000	Toray Industries, Inc.	20,287
21,000	Toshiba Corp.	141,811
1,000	Toshiba TEC Corp.	6,348
2,000	Tosoh Corp.	8,352

1,000	Toto Ltd.	$7,966
1,200	Toyo Seikan Kaisha Ltd.	21,794
2,000	Toyobo Co. Ltd.	4,326
300	Toyoda Gosei Co. Ltd.	9,791
900	Toyota Auto Body Co. Ltd.	13,941
900	Toyota Industries Corp.	35,044
9,300	Toyota Motor Corp.	509,063
1,200	Toyota Tsusho Corp.	28,103
3	TV Asahi Corp.	4,373
3,000	Ube Industries Ltd.	9,368
100	Unicharm Corp.	6,593
1,000	UNY Co. Ltd.	7,759
8,000	Victor Co. of Japan Ltd.*	14,898
10	West Japan Railway Co.	48,342
200	Yakult Honsha Co. Ltd.	5,427
140	Yamada Denki Co. Ltd.	14,932
800	Yamaha Corp.	16,478
1,000	Yamaha Motor Co. Ltd.	22,666
1,000	Yamato Holdings Co. Ltd.	13,920
1,000	Yamazaki Baking Co. Ltd.	8,681
800	Yokogawa Electric Corp.	7,742
1,000	Yokohama Rubber (The) Co. Ltd.	5,596
		9,960,890
	Luxembourg—0.6%
3469	ArcelorMittal	225,650
994	Banco Espirito Santo S.A.	17,322
101,955	Seat Pagine Gialle SpA	33,285
1,568	SES FDR	37,702
		313,959
	Malaysia—0.0%
983	Guoco Group Ltd.	11,600

	Netherlands—5.6%
6,409	Aegon N.V.	94,512
1,077	Akzo Nobel N.V.	78,678
444	ASML Holding N.V.	11,669
197	Corio N.V.	16,063
3,651	European Aeronautic Defence and Space Co.	92,113
346	Heineken Holding N.V.	17,479
690	Heineken N.V.	38,413
10,844	ING Groep N.V. CVA	348,086
5,597	Koninklijke (Royal) KPN N.V.	100,437
3,530	Koninklijke (Royal) Philips Electronics N.V.	136,830
9,084	Koninklijke Ahold N.V.	117,551
855	Koninklijke DSM N.V.	35,724
210	Pargesa Holding S.A.	20,526
195	Randstad Holding N.V.	7,382
415	Reed Elsevier N.V.	7,502
20,685	Royal Dutch Shell PLC, Class A	736,491
15,900	Royal Dutch Shell PLC, Class B	551,265
1,853	SNS Reaal	34,678
911	TNT N.V.	33,410

9,100	Unilever N.V. CVA	$293,587
631	Wolters Kluwer N.V.	17,882
		2,790,278
	New Zealand—0.1%
5,092	Air New Zealand Ltd.	7,220
1,197	Fletcher Building Ltd.	9,443
4,953	Goodman Fielder Ltd.	7,470
7,706	Telecom Corp. of New Zealand Ltd.	24,027
		48,160
	Norway—1.5%
506	Aker Kvaerner ASA	9,206
4,869	DnB NOR ASA	62,280
4,391	Norsk Hydro ASA	51,162
1,319	Norske Skogindustrier ASA	7,369
3,256	Orkla ASA	41,827
17,367	StatoilHydro ASA	444,285
1,814	Storebrand ASA	14,369
2,850	Telenor ASA	57,484
9,400	Total Access Communication Public Co. Ltd.*	11,374
559	Yara International ASA	26,197
		725,553
	Portugal—0.4%
798	Banco BPI S.A.	3,923
9,458	Banco Comercial Portugues S.A., Class R	29,197
1,298	Brisa-Auto-Estradas de Portugal S.A.	19,064
2,023	CIMPOR-Cimentos de Portugal, SGPS S.A.	15,740
10,409	Energias de Portugal S.A.	65,653
3,594	Portugal Telecom, SGPS S.A.	45,816
		179,393
	Singapore—0.9%
2,000	Capitaland Ltd.	8,325
11,000	Chartered Semiconductor Manufacturing Ltd.*	5,976
1,000	City Developments Ltd.	7,972
11,000	ComfortDelgro Corp. Ltd.	12,107
3,000	DBS Group Holdings Ltd.	36,786
3,000	Fraser and Neave Ltd.	10,159
2,000	Keppel Corp. Ltd.	15,973
15,000	Neptune Orient Lines Ltd.	33,759
11,000	Oversea-Chinese Banking Corp. Ltd.	57,817
22,933	PCCW Ltd.	13,119
3,000	SembCorp Industries Ltd.	9,609
3,000	Singapore Airlines Ltd.	32,595
4,000	Singapore Press Holdings Ltd.	12,304
12,000	Singapore Technologies Engineering Ltd.	28,277
45,000	Singapore Telecommunications Ltd.	115,881
11,000	SMRT Corp. Ltd.	13,271
3,000	United Overseas Bank Ltd.	36,828

2,000	UOL Group Ltd.	$5,094
		455,852
	South Africa—0.0%
37	Mondi Ltd.	321

	Spain—3.5%
995	Abertis Infraestructuras S.A.	29,994
87	Acciona S.A.	21,853
599	Acerinox S.A.	14,004
451	ACS Actividades de Construccion y Servicios S.A.	23,378
761	Altadis S.A.	56,675
8,475	Banco Bilbao Vizcaya Argentaria S.A.	176,552
1,860	Banco de Sabadell S.A.	17,322
1,020	Banco Espanol de Credito S.A.	17,367
2,612	Banco Popular Espanol S.A.	39,949
13,043	Banco Santander S.A.	228,455
719	Bankinter S.A.	9,930
711	Compania Espanola de Petroleos S.A.	73,689
515	Enagas	14,045
280	Fomento de Construcciones y Contratas S.A.	18,436
291	Gamesa Corporacion Tecnologica S.A.	10,914
1,098	Gas Natural SDG S.A.	59,874
128	Gecina S.A.	17,515
262	Grupo Ferrovial S.A.	16,677
13,889	Iberdrola S.A.	209,342
425	Industria de Diseno Textil S.A.	21,080
4,484	Mapfre S.A.	18,058
100	Metrovacesa S.A.	12,222
5,744	Repsol YPF S.A.	181,402
315	Sacyr Vallehermoso S.A.	9,929
13,754	Telefonica S.A.	397,916
784	Union Fenosa S.A.	51,864
		1,748,442
	Sweden—1.9%
652	Assa Abloy AB, Class B	11,207
1,407	Atlas Copco AB, Class A	19,788
797	Atlas Copco AB, Class B	10,337
456	Boliden AB	4,080
2,176	Electrolux AB, Series B	33,664
1,015	Hennes & Mauritz AB, Class B	54,245
646	Holmen AB, Class B	21,300
990	Husqvarna AB, Class B	9,978
953	Industrivarden AB, Class A	14,334
373	Industrivarden AB, Class C	5,144
200	Investor AB, Class A	3,836
1,860	Investor AB, Class B	36,623
7,569	Nordea Bank AB	101,365
2,650	Sandvik AB	37,684
393	Scania AB, Class A	9,458
1,404	Scania AB, Class B	28,632
1,641	Securitas AB, Class B	19,938
1,666	Skandinaviska Enskilda Banken AB, Class A	37,294

1,857	Skanska AB, Class B	$31,340
1,160	SKF AB, Class B*	20,529
471	SSAB Svenskt Stal AB, Series A	12,218
162	SSAB Svenskt Stal AB, Series B	3,823
3,171	Svenska Cellulosa AB, Class B	50,296
2,113	Svenska Handelsbanken AB, Class A	58,609
1,509	Swedbank AB, Class A	38,437
463	Swedish Match AB	10,093
1,599	Tele2 AB, Class B	32,296
20,718	Telefonaktiebolaget LM Ericsson, Class B	46,297
10,694	TeliaSonera AB	93,583
2,069	Volvo AB, Class A	27,320
4,307	Volvo AB, Class B	57,209
		940,957
	Switzerland—4.2%
3,232	ABB Ltd.	79,869
622	Adecco S.A.	32,233
181	Baloise Holding AG	15,914
800	Chugai Pharmaceutical Co. Ltd.	10,571
418	Ciba Specialty Chemicals AG	16,728
1,228	Clariant AG*	9,749
651	Compagnie Financiere Richemont S.A., Class A	36,887
3,278	Credit Suisse Group	183,774
666	EFG Eurobank Ergasias S.A.	18,440
44	Geberit AG	6,045
14	Givaudan S.A.	13,684
658	Holcim Ltd.	63,464
252	Julius Baer Holding AG	17,381
204	Kuehne & Nagel International AG	18,434
113	Lonza Group AG	14,337
951	Nestle S.A.	423,543
4,595	Novartis AG	230,916
1,000	Roche Holding AG	180,544
45	Roche Holding AG Br	8,921
150	Schindler Holding AG	8,880
103	Schindler Holding AG Participant Certificates	6,121
9	SGS S.A.	11,593
2,491	STMicroelectronics N.V.	30,759
51	Swatch Group AG-Bearer	13,602
152	Swatch Group AG-Registered	7,870
146	Swiss Life Holding	35,070
1,162	Swiss Re	86,146
215	Swisscom AG	84,949
207	Syngenta AG	54,398
121	Synthes, Inc.*	15,375
4,876	UBS AG	199,266
547	Zurich Financial Services AG	154,340
		2,089,803

	Taiwan, Republic of China—0.0%
3,176	Foxconn International Holdings Ltd.*	$5,239
4,878	Yue Yuen Industrial Ltd.	14,172
		19,411
	United Kingdom—16.2%
894	3i Group PLC	16,653
1,702	Alliance & Leicester PLC	22,095
2,970	Anglo American PLC	162,370
1,963	Antofagasta PLC	25,463
2,575	Associated British Foods PLC	44,357
3,017	AstraZeneca PLC*	125,594
11,822	Aviva PLC	146,771
8,536	BAE Systems PLC	78,909
20,491	Barclays PLC	191,460
2,278	BBA Aviation PLC	8,401
4,662	BG Group PLC	101,949
95,936	BP PLC	1,014,635
2,425	Bradford & Bingley PLC	11,896
4,335	British Airways PLC*	28,612
5,053	British American Tobacco PLC	180,314
1,886	British Energy Group PLC	19,440
966	British Land Co. PLC	19,396
1,626	British Sky Broadcasting Group PLC	17,779
31,918	BT Group PLC	164,343
1,168	Bunzl PLC	14,582
786	Burberry Group PLC	6,789
15,389	Cable & Wireless PLC	48,858
5,902	Cadbury Schweppes PLC	64,826
623	Capita Group PLC	8,106
1,251	Carphone Warehouse Group (The) PLC	8,170
14,095	Centrica PLC	92,959
2,309	Cobham PLC	8,469
9,431	Compass Group PLC	59,246
1,006	Daily Mail & General Trust	10,540
6,483	Diageo PLC	130,429
9,897	DSG International PLC	14,855
2,153	Electrocomponents PLC	8,175
795	Emap PLC	14,532
971	Enterprise Inns PLC	8,595
5,096	Experian Group Ltd.	44,601
2,122	Foreign & Colonial Investment Trust PLC	12,139
8,110	Friends Provident PLC	22,378
4,384	G4S PLC	19,065
3,582	GKN PLC	18,693
13,464	GlaxoSmithKline PLC	316,380
630	Hammerson PLC	14,203
7,307	Hang Seng Bank Ltd.	143,583
4,895	Hays PLC	9,975
12,029	HBOS PLC	166,080
4,637	Home Retail Group PLC	26,088
36,975	HSBC Holdings PLC	552,399
817	ICAP PLC	10,971
1,119	Imperial Tobacco Group PLC	54,502
1,675	InterContinental Hotels Group PLC	25,757

941	International Personal Finance PLC	$3,559
1861	International Power PLC	14,762
12,187	ITV PLC	17,444
9,008	J Sainsbury PLC	70,915
688	Johnson Matthey PLC	25,413
695	Kazakhmys PLC	16,787
1,001	Kelda Group PLC	21,611
2,159	Kesa Electricals PLC	10,258
12,384	Kingfisher PLC	35,846
5,864	Ladbrokes PLC	34,915
1,166	Land Securities Group PLC	36,926
32,811	Legal & General Group PLC	86,167
895	Liberty International PLC	19,020
26,399	Lloyds TSB Group PLC	229,605
3,308	LogicaCMG PLC	7,086
215	Lonmin PLC	12,361
1427	Man Group PLC	15,504
4,082	Marks & Spencer Group PLC	36,031
1,880	Mitchells & Butlers PLC	16,660
821	Mondi PLC	6,276
6,012	National Grid PLC	92,507
434	Next PLC	12,105
1,138	Northern Rock PLC	2,421
23,850	Old Mutual PLC	58,935
2,991	Pearson PLC	41,058
711	Persimmon PLC	10,898
477	Provident Financial PLC	7,691
9,494	Prudential PLC	120,888
2,465	Rank Group PLC	4,423
721	Reckitt Benckiser Group PLC	37,554
700	Reed Elsevier PLC	8,419
6,905	Rentokil Initial PLC	14,867
3,487	Reuters Group PLC	42,009
2,723	Rexam PLC	22,668
590	Rio Tinto Ltd.	64,761
1,730	Rio Tinto PLC	170,449
3,305	Rolls-Royce Group PLC	30,963
15,179	Royal & Sun Alliance Insurance Group PLC	40,918
30,642	Royal Bank of Scotland Group PLC	232,700
2,285	SABMiller PLC	49,014
1,707	Sage Group (The) PLC	7,483
427	Schroders PLC	9,219
174	Schroders PLC Ntvg	3,380
4,211	Scottish & Newcastle PLC	65,758
1,965	Scottish & Southern Energy PLC*	59,690
1,151	Segro PLC	11,555
1,343	Severn Trent PLC	37,966
658	Shire PLC	11,636
5,340	Signet Group PLC	6,927
1,131	Smith & Nephew PLC	15,334
1,078	Smiths Group PLC	21,377
2,937	Standard Chartered PLC	97,215
1,923	Tate & Lyle PLC	18,599
17,534	Tesco PLC	145,356
4,943	Tomkins PLC	17,123
316	Travis Perkins PLC	7,268

1,452	Trinity Mirror PLC	$9,461
9,461	Unilever PLC	310,903
908	United Business Media PLC	9,847
3,763	United Utilities PLC	53,264
241,291	Vodafone Group PLC	840,891
757	Whitbread PLC	20,467
1,594	William Hill PLC	12,881
6,737	William Morrison Supermarkets PLC	40,079
808	Witan Investment Trust PLC	6,915
1,839	Wolseley PLC	25,080
2,617	WPP Group PLC	32,022
770	Xstrata PLC	58,582
1,010	Yell Group PLC	6,666
		8,061,720
	United States—0.5%
488	Brookfield Properties Corp.	9,942
802	Caltex Australia Ltd.	11,301
1,602	Carnival PLC	69,078
602	Citigroup, Inc.*	16,419
1,672	Imperial Oil Ltd.	81,859
667	Invesco Ltd.	18,156
200	Oracle Corp. Japan	8,728
9,000	Seiyu (The) Ltd.*	11,597
3,000	TonenGeneral Sekiyu K.K.	25,930
326	Zardoya Otis S.A.	7,568
		260,578
	Total Common Stocks and Other Equity Interests (Cost $54,028,041)	49,585,350

	Preferred Stocks—0.5%
	Germany—0.5%
339	Fresenius SE	26,241
634	Henkel KGaA	28,677
24	Porsche AG	42,608
826	Volkswagen AG	113,615
		211,141
	Italy—0.0%
6,093	Unipol Gruppo Finanziario SpA	15,877

	Total Preferred Stocks (Cost $244,973)	227,018

	Convertible Preferred Stock—0.0%
	United Kingdom—0.0%
10,807	Akzo Nobel Loan Note 6/30/2013 (Cost $21,126)	21,484

	Warrants—0.0%
	China—0.0%
65	China Overseas Land & Investment Ltd., expiring 08/27/2008* (Cost $0)	$20

	Money Market Funds—0.1%
27	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	27
44,510	Liquid Assets Portfolio Private Class**	44,510

	Total Money Market Funds (Cost $44,537)	44,537

	Total Investments (Cost $54,338,677)(a)—100.0%	49,878,409
	Liabilities in excess of other assets —(0.0)%	(12,306)

	Net Assets—100.0%	$49,866,103

* Non-income producing security.
** Affiliated Investment

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $54,579,843. The net unrealized depreciation was $4,701,434 which consisted of aggregate gross unrealized appreciation of $545,987 and aggregate gross unrealized depreciation of $5,247,421.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

January 31, 2008

Number
of Shares		Value

	Common Stocks and Other Equity Interests —99.0%
	Australia—5.4%
891	ABB Grain Ltd.	$6,894
2,804	Adelaide Brighton Ltd.	8,808
1,076	Ansell Ltd.	11,331
3,399	APA Group	10,070
3,083	APN News & Media Ltd.	13,894
680	Aristocrat Leisure Ltd.	6,008
242	ASX Ltd.	10,215
3,455	Austereo Group Ltd.	6,536
5,836	Australian Pharmaceutical Industries Ltd.	8,281
7,167	AWB Ltd.	13,879
8,295	Babcock & Brown Infrastructure Group	9,401
638	Bank of Queensland Ltd.	8,404
1,339	Bendigo Bank Ltd.	14,937
613	Billabong International Ltd.	6,482
2,517	Centennial Coal Co. Ltd.	7,884
1,930	Centro Properties Group	1,137
3,082	Challenger Financial Services Group Ltd.	9,626
14,021	Commonwealth Property Office Fund	17,392
922	Computershare Ltd.	6,517
740	Crane Group Ltd.	9,727
852	CSL Ltd.	25,972
2,399	David Jones Ltd.	9,720
12,008	DB RREEF Trust	16,985
2,082	Downer EDI Ltd.	9,940
9,626	Envestra Ltd.	7,216
783	Flight Centre Ltd.	16,218
9,356	Futuris Corp. Ltd.	19,203
2,563	Goodman Group	10,018
3,814	Gunns Ltd.	10,926
2,459	GWA International Ltd.	6,737
2,862	Harvey Norman Holdings Ltd.	14,175
3,781	IBA Health Ltd.	2,143
2,374	Iluka Resources Ltd.	9,576
6,148	ING Industrial Fund	11,083
10,352	ING Office Fund	11,779
2,263	James Hardie Industries N.V. CDI	12,581
5,591	Kiwi Income Property Trust	5,694
1,787	Macquarie Communications Infrastructure Group	8,005
6,802	Macquarie CountryWide Trust	9,044
5,081	Macquarie DDR Trust	3,129
11,081	Macquarie Office Trust	11,174
4,171	Metcash Ltd.	15,447
666	Newcrest Mining Ltd.	20,760
1,089	Nufarm Ltd.	14,490
4,563	Oil Search Ltd.	17,347
7,916	OneSteel Ltd.	46,908
3,690	Pacific Brands Ltd.	9,286
1,029	Pacifica Group Ltd.	1,791
167	Perpetual Ltd.	8,688
603	Ramsay Health Care Ltd.	5,995
5,936	Ridley Corp. Ltd.	6,145

1,546	Seven Network Ltd.	$16,556
3,382	Sigma Pharmaceuticals Ltd.	4,527
686	Sims Group Ltd.	17,264
1,155	Sonic Healthcare Ltd.	16,801
2,979	Spotless Group Ltd.	9,996
1,580	Tattersall’s Ltd.	5,316
8,011	Thakral Holdings Group	7,149
907	Toll Holdings Ltd.	8,903
564	Transfield Services Ltd.	5,592
3,637	Transurban Group	21,421
561	United Group Ltd.	7,575
4,761	Village Roadshow Ltd.	11,641
733	West Australian Newspapers Holdings Ltd.	7,333
744	Zinifex Ltd.	6,825
		712,497
	Austria—1.0%
111	Agrana Beteiligungs AG	11,340
175	Andritz AG	8,553
1,028	Austrian Airlines AG*	8,067
109	Boehler-Uddeholm AG	10,974
350	CA Immobilien Anlagen AG*	7,182
145	Flughafen Wien AG	16,086
736	IMMOFINANZ AG	6,898
164	Mayr-Melnhof Karton AG	16,026
468	Meinl European Land Ltd.*	5,924
347	Oesterreichische Post AG	12,454
121	RHI AG*	4,344
122	Semperit AG Holding	4,071
656	UNIQA Versicherungen AG	17,716
277	Zumtobel AG	8,203
		137,838
	Belgium—1.4%
122	Ackermans & Van Haaren	11,878
11,823	Avis Europe PLC*	8,461
108	Barco N.V.	7,595
113	Befimmo S.C.A. Sicafi	12,224
253	Brederode S.A. Financiere	9,324
90	Cofinimmo	17,464
248	Compagnie Maritime Belge S.A.	18,672
357	Cumerio N.V. S.A.	15,672
468	Euronav S.A.	17,136
202	GIMV N.V.	13,306
92	Omega Pharma S.A.	4,279
479	Recticel S.A.	6,135
969	RHJ International*	11,678
450	Telenet Group Holding N.V.*	12,439
416	Tessenderlo Chemie N.V.	17,825
		184,088
	Brazil—0.2%
2,265	Gerdau Ameristeel Corp.	27,970

	Canada—5.5%
418	Addax Petroleum Corp.	16,762
434	AGF Management Ltd., Class B	10,572
209	Astral Media, Inc., Class A	8,570
775	ATS Automation Tooling Systems, Inc.*	4,758

782	Biovail Corp.	$10,634
117	Boardwalk REIT	4,613
955	CAE, Inc.	10,685
271	Calloway REIT	5,846
453	Cameco Corp.	15,277
88	Canada Bread Co. Ltd.	6,215
372	Canadian Apartment Properties REIT	5,524
332	Canadian REIT	9,204
1,169	Canfor Corp.*	11,398
1,711	CanWest Global Communications Corp.*	9,453
1,348	Cascades, Inc.	10,563
271	CCL Industries, Class B	9,730
580	Centerra Gold, Inc.*	8,744
288	CHC Helicopter Corp., Class A	6,276
812	CML Healthcare Income Fund	13,208
247	Cogeco Cable, Inc.	9,540
801	Compton Petroleum Corp.*	7,683
384	Corus Entertainment, Inc., Class B	8,292
291	Cott Corp.*	1,637
404	Dorel Industries, Inc., Class B	11,741
439	Dundee Corp., Class A*	6,605
581	Ensign Energy Services, Inc.	8,437
316	First Capital Realty, Inc.	7,002
223	Flint Energy Services Ltd.*	3,650
967	Fortis, Inc.	27,479
235	Gildan Activewear, Inc.*	8,645
772	H&R REIT	14,778
543	Industrial Alliance Insurance and Financial Services, Inc.	19,917
645	InnVest REIT	5,963
481	Kingsway Financial Services, Inc.	5,906
790	Kinross Gold Corp.*	17,356
312	Laurentian Bank of Canada	11,100
802	Linamar Corp.	13,157
127	MacDonald, Dettwiler and Associates Ltd.*	5,690
1,096	Maple Leaf Foods, Inc.	15,208
589	MDS, Inc.	9,967
669	Methanex Corp.	16,728
206	MI Developments, Inc., Class A*	5,155
436	Morguard REIT	5,207
391	Northbridge Financial Corp.	13,647
404	OPTI Canada, Inc.*	6,632
416	Paramount Resources Ltd., Class A*	6,115
1,463	Patheon, Inc.*	4,934
589	QLT, Inc.*	2,156
353	Research In Motion Ltd.*	32,932
787	RONA, Inc.*	12,591
759	Rothmans, Inc.	18,249
418	Russel Metals, Inc.	9,432
1,064	Saputo, Inc.	29,402
2,606	Saskatchewan Wheat Pool, Inc.*	30,191
244	ShawCor Ltd., Class A	8,330
1,251	Sherritt International Corp.	16,602
469	SNC-Lavalin Group, Inc.	20,087
5,853	Ten Network Holdings Ltd.	13,319
340	Toromont Industries Ltd.	8,974
887	Torstar Corp., Class B	15,695
14	Transat AT, Inc., Class A	376
297	Transat AT, Inc., Class B	7,880
697	Transcontinental, Inc., Class A	10,370
212	TSX Group, Inc.	9,673
317	West Fraser Timber Co. Ltd.	10,140
77	Western Zagros Resources Ltd.*	164

695	WestJet Airlines Ltd.*	$12,705
		725,471
	China—3.4%
7,405	Agile Property Holdings Ltd.	8,178
5,855	Beijing Enterprises Holdings Ltd.	24,519
33,965	Brilliance China Automotive Holdings Ltd.	6,840
20,532	China Foods Ltd.	13,115
2,134	China Mengniu Dairy Co. Ltd.	5,502
5,176	China Merchants Holdings International Co. Ltd.	24,995
16,673	China Overseas Land & Investment Ltd.	28,144
17,715	China Power International Development Ltd.	5,976
7,168	China Resources Land Ltd.	12,467
8,207	China Resources Power Holdings Co.	19,601
29,799	China Travel International Inv HK	15,862
20,387	CITIC International Financial Holdings Ltd.	11,140
27,231	CNPC Hong Kong Ltd.	12,714
29,641	Denway Motors Ltd.	17,223
17,710	Digital China Holdings Ltd.	12,675
83,848	Guangzhou Investment Co. Ltd.	16,777
2,388	Hengan International Group Co. Ltd.	8,729
5,124	Industrial and Commercial Bank of China (Asia) Ltd.	11,028
3,313	Kowloon Development Co. Ltd.	7,589
54,144	Lenovo Group Ltd.	37,292
11,000	People’s Food Holdings Ltd.	7,295
12,136	Shanghai Industrial Holdings Ltd.	45,063
12,902	Shenzhen Investment Ltd.	5,858
20,379	Sinofert Holdings Ltd.	16,180
894	Sino-Forest Corp., Class A*	16,351
16,708	Sinopec Kantons Holdings Ltd.	2,529
207,112	TCL Communication Technology Holdings Ltd.*	6,774
245,723	TCL Multimedia Technology Holdings Ltd.*	14,183
15,386	Tingyi (Cayman Islands) Holding Corp.	21,590
25,357	TPV Technology Ltd.	16,067
33,000	United Food Holdings Ltd.	3,259
		455,515
	Cyprus—0.0%
681	Attica Holdings S.A.	5,546

	Denmark—2.0%
43	ALK-Abello A/S	4,672
84	Almindelig Brand A/S*	4,204
266	Auriga Industries, Class B	4,649
51	Bang & Olufsen A/S, Class B	3,145
173	Biomar Holding A/S	6,632
851	BW Gas ASA	8,289
112	Coloplast A/S, Class B	9,087
225	D/S Norden A/S	22,835
348	Dampskibsselskabet Torm A/S	10,955
94	Dfds A/S	12,378
808	DSV A/S	15,206
241	East Asiatic Co. Ltd. A/S	17,064
180	FLSmidth & Co. A/S	15,695
636	GN Store Nord	3,423
214	Jyske Bank A/S*	13,516
205	NKT Holding A/S	15,187
149	Novozymes A/S, Class B	11,394
68	Rockwool International A/S, Class B	11,966
243	Spar Nord Bank A/S	4,899

214	Sydbank A/S	$7,608
65	Topdanmark A/S*	9,553
235	TrygVesta A/S	16,780
326	Vestas Wind Systems A/S*	30,884
78	William Demant Holding*	5,190
		265,211
	Finland—1.4%
573	Ahlstrom Oyj	14,338
604	Amer Sports Oyj, Class A	11,492
281	Cargotec Corp., Class B	11,753
1,105	Finnair Oyj	12,909
1,181	Huhtamaki Oyj	13,919
211	Konecranes Oyj	6,336
166	Lassila & Tikanoja Oyj	4,916
191	Lemminkainen Oyj	8,229
359	Nokian Renkaat Oyj	12,023
933	OKO Bank PLC, Class A	16,660
1,233	Oriola-KD Oyj, Class B	5,367
516	Orion Oyj, Class B	11,513
607	Sponda Oyj	7,028
411	Stockmann Oyj Abp, Class B	16,430
717	TietoEnator Oyj	13,206
467	Uponor Oyj	11,512
550	YIT Oyj	11,458
		189,089
	France—4.2%
1,019	Altran Technologies S.A.*	5,658
364	Beneteau S.A.	8,305
6,364	Beni Stabili SpA	6,426
136	BioMerieux	13,534
71	Bonduelle S.C.A.	8,473
209	Bourbon S.A.	12,313
1,093	Bull S.A.*	4,467
409	Business Objects S.A.*	25,560
908	Canal Plus	9,774
115	Carbone Lorraine	6,014
65	Cie Generale de Geophysique-Veritas*	15,039
159	Clarins	10,867
165	Club Mediterranee*	7,820
126	Compagnie des Alpes	5,763
245	Compagnie Plastic-Omnium S.A.	10,716
346	Dassault Systemes S.A.	19,057
1,463	Derichebourg*	8,448
439	Emporiki Bank S.A.*	12,779
239	Etablissements Maurel et Prom	4,140
91	Etam Developpement S.A.	2,541
706	Euro Disney S.C.A.*	7,714
500	Eutelsat Communications*	13,163
157	Fimalac	7,994
35	Financiere Tradition	6,164
86	Fonciere Des Regions	11,275
382	Gemalto N.V.*	10,084
75	Geodis	9,328
280	Groupe Partouche*	4,100
141	Groupe Steria S.C.A.	3,791
60	Guyenne et Gascogne S.A.	8,527
3,658	Havas S.A.	16,248
336	Heracles General Cement Co.	8,218

150	ICADE	$19,044
47	Iliad S.A.	4,175
270	Ipsen	14,875
177	IPSOS	4,874
101	Kaufman & Broad S.A.	3,827
71	LISI	6,168
176	Manitou BF S.A.	7,479
237	Mercialys S.A.	8,766
230	Mobistar S.A.	21,409
83	Neopost S.A.	8,336
114	Nexity	5,129
93	Norbert Dentressangle	7,736
495	NRJ Group	4,478
60	Pierre & Vacances	6,250
19	Puma AG Rudolf Dassler Sport	6,759
275	Remy Cointreau S.A.	16,380
75	Rubis	6,424
193	Saft Groupe S.A.	7,284
1,207	SCOR SE	24,734
71	Societe Immobiliere de Location pour l’Industrie et le Commerce	9,442
60	Sperian Protection	5,603
50	Spir Communication	4,590
299	Teleperformance	9,217
89	Trigano S.A.	3,496
165	UbiSoft Entertainment S.A.*	14,739
60	Vilmorin & Cie	9,478
267	Zodiac S.A.	13,476
		558,468
	Germany—3.7%
328	Aareal Bank AG	10,975
152	AWD Holding AG	6,673
197	Bechtle AG	6,359
4,000	Bosch Corp.	16,892
426	Comdirect Bank AG	4,857
93	Demag Cranes AG	3,719
231	Deutsche Euroshop AG	8,236
614	Deutz AG*	5,609
313	Douglas Holding AG	15,659
341	Duerr AG*	10,406
86	ElringKlinger AG	8,648
778	Epcos AG	10,517
659	ERGO Previdenza SpA	3,805
147	Fielmann AG	8,227
68	Fuchs Petrolub AG	5,497
160	GFK AG	5,828
207	Indus Holding AG	6,335
325	IVG Immobilien AG	10,923
1,096	Jenoptik AG*	8,357
697	Kloeckner-Werke AG	15,469
248	Koenig & Bauer AG	6,059
207	Krones AG	15,900
393	KUKA AG	12,324
230	Leoni AG	9,450
1,407	Medion AG*	32,601
780	Merchants Trust (The) PLC	6,590
424	MLP AG	6,604
64	MPC Muenchmeyer Petersen Capital AG	4,066
372	MTU Aero Engines Holding AG	19,713
608	MVV Energie AG	28,357
650	Norddeutsche Affinerie AG	28,170

202	Pfleiderer AG	$4,414
560	Praktiker Bau- und Heimwerkermaerkte AG	11,799
341	Premiere AG*	7,492
33	Rational AG	6,049
435	Rhoen Klinikum AG	11,522
291	SGL Carbon AG*	14,511
136	Sixt AG	5,219
80	Software AG	6,010
1,000	SSP Co. Ltd.	4,872
194	Stada Arzneimittel AG	12,078
336	Takkt AG	5,373
2,591	Thiel Logistik AG*	7,979
3,590	Thomas Cook Group PLC*	18,931
326	United Internet AG	6,140
104	Vossloh AG	12,704
177	Wincor Nixdorf AG	13,554
		491,472
	Gibraltar—0.0%
8,126	PartyGaming PLC*	4,200

	Greece—0.8%
2,094	Agricultural Bank of Greece	11,223
81	Babis Vovos International Construction S.A.*	2,271
749	Elval Aluminium Process Co.	3,083
544	EYDAP Athens Water Supply & Sewage (The) Co. S.A.	8,538
191	Hellenic Duty Free Shops S.A.	3,133
593	Hellenic Technodomiki Tev S.A.	7,463
1,123	Intracom Holdings S.A.	4,240
343	Intralot S.A.-Integrated Lottery Systems & Services	5,668
527	Motor Oil (Hellas) Corinth Refineries S.A.	9,988
105	Mytilineos Holdings S.A.	1,524
417	Piraeus Bank S.A.	13,126
552	Sidenor Steel Products Manufacturing Co. S.A.	7,486
3,878	Technical Olympic S.A.*	4,479
223	Titan Cement Co. S.A.	10,037
823	Viohalco, Hellenic Cooper & Aluminum Industry S.A.	8,554
		100,813
	Hong Kong—4.0%
2,176	Allied Group Ltd.	9,769
2,935	Cafe de Coral Holdings Ltd.	5,925
22,213	Champion REIT	12,194
10,411	Chaoda Modern Agriculture Holdings Ltd.	10,549
24,566	China Oriental Group Co. Ltd.	19,977
13,747	Chinese Estates Holdings Ltd.	22,500
3,392	Chong Hing Bank Ltd.	7,361
7,698	Dah Sing Banking Group Ltd.	15,344
1,727	Dah Sing Financial Group	13,601
3,000	Elec & Eltek International Co. Ltd.	5,400
6,006	Enerchina Holdings Ltd.*	204
21,328	First Pacific Co. Ltd.	15,128
19,196	Fountain SET Holdings Ltd.	3,816
8,972	Galaxy Entertainment Group Ltd.*	6,778
17,315	Giordano International Ltd.	6,951
24,490	Global Bio-Chem Technology Group Co. Ltd.	7,853
5,223	Great Eagle Holdings Ltd.	17,418
32,508	Guangdong Investment Ltd.	14,844

10,978	HKR International Ltd.	$7,942
529	Hong Kong Aircraft Engineering Co. Ltd.	11,861
7,861	Hongkong and Shanghai Hotels (The) Ltd.	12,160
52,322	Hongkong Chinese Ltd.	9,127
12,583	Hopewell Highway Infrastructure Ltd.	9,684
4,215	Hopewell Holdings Ltd.	18,246
4,206	Hopson Development Holdings Ltd.	7,553
24,575	I-CABLE Communications Ltd.	4,760
2,000	Jardine Cycle & Carriage Ltd.	27,515
22,583	Johnson Electric Holdings Ltd.	10,862
3,000	Kingboard Chemical Holdings Ltd.	12,390
3,000	Mandarin Oriental International Ltd.	5,970
24,443	New World China Land Ltd.	13,889
40,129	Oriental Press Group	5,765
10,560	Pacific Basin Shipping Ltd.	14,845
4,943	Road King Infrastructure	5,770
11,173	Samson Holding Ltd.	2,078
17,663	SCMP Group Ltd.	6,185
8,509	Shangri-La Asia Ltd.	25,048
3,186	Shui On Construction and Materials Ltd.	9,481
6,174	Shun Tak Holdings Ltd.	8,568
25,347	Sinolink Worldwide Holdings	3,999
13,266	SmarTone Telecommunications Holding Ltd.	12,762
23,719	Solomon Systech International Ltd.	1,552
9,818	Techtronic Industries Co.	10,112
2,025	Television Broadcasts Ltd.	10,987
12,857	Texwinca Holdings Ltd.	9,829
7,982	Tianjin Development Holdings Ltd.	7,126
870	VTech Holdings Ltd.	4,982
3,000	Wheelock Properties (S) Ltd.	3,873
1,425	Wing Hang Bank Ltd.	18,369
1,504	Wing Lung Bank Ltd.	16,880
3,760	Wing On Co. International Ltd.	6,241
		532,023
	India—0.2%
592	Vedanta Resources PLC	21,184

	Ireland—0.8%
462	C&C Group PLC	3,064
423	DCC PLC	11,608
117	FBD Holdings PLC	4,920
7,765	Fyffes PLC	10,577
2,427	Glanbia PLC	16,099
849	Grafton Group PLC	6,599
1,958	Greencore Group PLC	11,828
418	Iaws Group PLC	8,481
4,320	Independent News & Media PLC	14,539
360	Kingspan Group PLC	4,967
1,217	United Drug PLC	7,009
79,780	Waterford Wedgwood PLC*	2,362
		102,053
	Italy—3.0%
457	AcegasAps SpA	4,229
535	Ansaldo STS SpA*	6,678
687	Astaldi SpA	4,343
1,148	Autogrill SpA	19,190
523	Autostrada Torino-Milano SpA	9,811
229	Banca Italease SpA	2,507

299	Banca Popolare dell’Etruria e del Lazio	$3,940
603	Banco di Desio e della Brianza SpA	5,357
460	Brembo SpA	6,239
956	Bulgari SpA	10,934
1,187	Caltagirone Editore SpA	6,801
970	Caltagirone SpA	7,676
3,068	Cam Finanziaria SpA	6,205
824	Cementir SpA	6,686
12,549	Cofide SpA	15,942
1,170	Credito Artigiano SpA	5,972
2,787	Cremonini SpA	9,078
324	Danieli & Co. RCN SpA	6,395
131	Danieli & Co. SpA	3,355
1,207	Davide Campari-Milano SpA	9,883
265	Esprinet SpA	2,417
461	Finnlines Oyj	9,051
4,976	Gemina SpA	8,266
4,523	GreenergyCapital SpA*	48
3,617	Gruppo Editoriale L’Espresso SpA	14,419
4,978	Hera SpA	20,656
1,868	Impregilo SpA*	10,067
1,132	Indesit Co. SpA	15,805
710	Interpump Group SpA	6,412
2,909	Iride SpA	9,357
4,523	KME Group SpA*	8,103
27	Lenzing AG	13,188
626	Marazzi Group SpA	5,909
499	MARR SpA	5,061
279	Permasteelisa SpA	4,544
1,128	Piccolo Credito Valtellinese Scarl	14,797
215	Pirelli & C Real Estate SpA	8,493
3,420	RCS MediaGroup SpA	12,760
952	Recordati SpA	8,091
502	Risanamento SpA	2,157
2,401	Safilo Group SpA	6,897
2,636	Sirti SpA	10,313
1,355	Societa Iniziative Autostradali e Servizi SpA	18,367
1,023	Sogefi SpA	7,210
3,899	Sorin SpA*	7,158
27,397	Telecom Italia Media SpA	6,721
1,749	Tiscali SpA*	3,579
82	Tod’s SpA	4,798
		395,865
	Japan—34.5%
3,000	Achilles Corp.	3,837
900	ADEKA Corp.	8,448
300	Aderans Holdings Co. Ltd.	4,797
700	Aeon Credit Service Co. Ltd.	10,442
500	Aeon Mall Co. Ltd.	12,791
500	Aica Kogyo Co. Ltd.	4,223
100	Aichi Bank (The) Ltd.	8,295
3,000	Aichi Machine Industry Co. Ltd.	6,038
2,000	Aichi Steel Corp.	9,537
1,000	Air Water, Inc.	9,791
600	Aisan Industry Co. Ltd.	5,987
500	Akebono Brake Industry Co. Ltd.	2,963
2,000	Akita Bank (The) Ltd.	9,800
300	Alpen Co. Ltd.	3,908
600	Alpine Electronics, Inc.	8,871
600	Amano Corp.	6,755

3,000	Ando Corp.	$4,486
1,000	Anritsu Corp.	3,461
1,600	AOC Holdings, Inc.	17,516
400	AOKI Holdings, Inc.	7,073
1,000	Aomori Bank (The) Ltd.	3,931
600	Aoyama Trading Co. Ltd.	13,543
500	Arcs Co. Ltd.	6,052
400	Arrk Corp.	1,347
300	Asatsu-DK, Inc.	9,085
300	Autobacs Seven Co. Ltd.	6,292
400	Avex Group Holdings, Inc.	4,405
2,000	Awa Bank (The) Ltd.	12,377
1,000	Bando Chemical Industries Ltd.	3,922
200	Bank of Iwate (The) Ltd.	12,791
2,000	Bank of Kyoto (The) Ltd.	23,834
2,000	Bank of Nagoya (The) Ltd.	12,415
100	Bank of Okinawa (The) Ltd.	3,423
300	Bank of the Ryukyus Ltd.	3,558
450	Belluna Co. Ltd.	2,925
2,500	Best Denki Co. Ltd.	15,542
1,000	Bunka Shutter Co. Ltd.	3,903
200	Canon Electronics, Inc.	4,223
500	Canon Finetech, Inc.	6,160
300	Capcom Co. Ltd.	7,280
300	Cawachi Ltd.	8,521
2,000	Central Finance Co. Ltd.	4,533
2,000	Central Glass Co. Ltd.	7,449
3,000	Cerebos Pacific Ltd.	8,932
300	Chiyoda Co. Ltd.	4,351
300	Chofu Seisakusho Co. Ltd.	5,186
18,000	Chori Co. Ltd.*	16,083
700	Chudenko Corp.	10,896
3,000	Chuetsu Pulp & Paper Co. Ltd.	5,220
1,000	Chugoku Bank (The) Ltd.	14,202
800	Circle K Sunkus Co. Ltd.	11,595
6,000	Clarion Co. Ltd.	14,390
800	Cleanup Corp.	4,334
700	CMK Corp.	5,096
2	Coca-Cola Central Japan Co. Ltd.	15,443
900	Coca-Cola West Holdings Co. Ltd.	19,257
1,000	COMSYS Holdings Corp.	8,606
300	Corona Corp.	4,091
500	CSK Holdings Corp.	13,661
900	Culture Convenience Club Co. Ltd.	4,105
500	Daibiru Corp.	5,149
1,000	Dai-Dan Co. Ltd.	3,762
3,000	Daido Steel Co. Ltd.	19,892
500	Daifuku Co. Ltd.	6,795
2,000	Daiichi Chuo Kisen Kaisha	11,117
2,000	Daiken Corp.	4,627
2,000	Daikyo, Inc.	5,304
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,336
1,000	Dainippon Screen Manufacturing Co. Ltd.	4,985
1,000	Dainippon Sumitomo Pharma Co. Ltd.	8,305
3,000	Daishi Bank (The) Ltd.	12,274
500	Daiwabo Information System Co. Ltd.	7,698
900	DCM Japan Holdings Co. Ltd.	5,180
4,000	Denki Kagaku Kogyo Kabushiki Kaisha	16,177
100	Disco Corp.	4,336
400	Don Quijote Co. Ltd.	7,095
1,000	DOWA Holdings Co. Ltd.	6,706
200	Dydo Drinco, Inc.	7,712

1,600	EDION Corp.	$17,968
1,000	Eighteenth Bank (The) Ltd.	3,762
200	Eizo Nanao Corp.	4,994
300	Elpida Memory, Inc.*	10,637
300	Exedy Corp.	9,142
1,000	Ezaki Glico Co. Ltd.	10,750
500	Fancl Corp.	6,259
300	FCC Co. Ltd.	3,959
200	FP Corp.	6,170
600	Fuji Co. Ltd.	10,615
4,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	12,076
1,700	Fuji Oil Co. Ltd.	12,647
300	FUJI SOFT, INC.	4,111
1,000	Fujitec Co. Ltd.	5,342
500	Fujitsu Business Systems Ltd.	5,262
3,000	Fujitsu General Ltd.*	13,261
2,000	Fukuda Corp.	5,568
2,000	Fukui Bank (The) Ltd.	6,433
4,000	Fukuyama Transporting Co. Ltd.	16,177
200	Funai Electric Co. Ltd.	7,430
3,000	Furukawa Co. Ltd.	5,502
2,000	Furukawa-Sky Aluminum Corp.	4,721
600	Futaba Corp.	10,451
600	Futaba Industrial Co. Ltd.	13,431
3	Geo Corp.	4,656
700	Glory Ltd.	14,286
1,000	Godo Steel Ltd.	2,173
170	Goldcrest Co. Ltd.	4,813
3,000	GS Yuasa Corp.	6,236
60	Gulliver International Co. Ltd.	2,850
3,000	Gunma Bank (The) Ltd.	20,823
2,000	Gunze Ltd.	8,559
2,000	H2O Retailing Corp.	14,315
340	Hakuhodo DY Holdings, Inc.	17,684
300	Hakuto Co. Ltd.	2,994
300	Hamamatsu Photonics KK	10,355
8,500	Haseko Corp.*	14,390
2,700	Heiwa Corp.	22,550
1,000	Heiwado Co. Ltd.	17,700
1,000	Higashi-Nippon Bank (The) Ltd.	3,649
2,000	Higo Bank (The) Ltd.	12,340
200	Hikari Tsushin, Inc.	7,562
100	Hirose Electric Co. Ltd.	10,186
3,000	Hiroshima Bank (The) Ltd.	16,337
300	HIS Co. Ltd.	5,259
300	Hisamitsu Pharmaceutical Co., Inc.	10,129
900	Hitachi Capital Corp.	11,918
700	Hitachi Construction Machinery Co. Ltd.	16,229
400	Hitachi Information Systems Ltd.	8,521
600	Hitachi Koki Co. Ltd.	8,549
1,000	Hitachi Kokusai Electric, Inc.	10,468
2,200	Hitachi Maxell Ltd.	23,939
1,000	Hitachi Medical Corp.	7,900
2,000	Hitachi Plant Technologies Ltd.	7,430
600	Hitachi Software Engineering Co. Ltd.	14,390
1,700	Hitachi Transport System Ltd.	18,211
18,000	Hitachi Zosen Corp.*	19,807
2,000	Hodogaya Chemical Co. Ltd.	4,665
2,000	Hokkaido Gas Co. Ltd.	4,872
3,000	Hokkan Holdings Ltd.	9,057
3,000	Hokkoku Bank (The) Ltd.	13,967
2,000	Hokuetsu Bank (The) Ltd.	4,853

2,500	Hokuetsu Paper Mills Ltd.	$10,651
3,000	Hokuhoku Financial Group, Inc.	9,283
200	Horiba Ltd.	5,850
900	Hosiden Corp.	13,848
900	House Foods Corp.	15,947
2,000	Hyakugo Bank (The) Ltd.	11,512
1,000	Hyakujushi Bank (The) Ltd.	5,098
300	Ibiden Co. Ltd.	18,904
2,000	Ichikoh Industries Ltd.	4,609
300	Iida Home Max	1,874
500	Iino Kaiun Kaisha Ltd.	4,350
200	Inaba Denki Sangyo Co. Ltd.	7,486
2,200	Inabata & Co. Ltd.	11,049
1,000	Inageya Co. Ltd.	8,634
400	INTEC Holdings Ltd.	5,406
3,000	Iseki & Co. Ltd.	4,035
4,000	Ishihara Sangyo Kaisha Ltd.*	8,389
400	Ito En Ltd.	8,615
4,000	Itochu Enex Co. Ltd.	24,754
300	Itochu Techno-Solutions Corp.	8,634
500	Itochu-Shokuhin Co. Ltd.	14,578
4,000	Itoham Foods, Inc.	19,976
6,000	Iwatani International Corp.	16,026
2,000	Iyo Bank (The) Ltd.	20,240
900	Izumi Co. Ltd.	13,247
2,000	Izumiya Co. Ltd.	10,402
3,000	Jaccs Co. Ltd.	8,352
100	Jafco Co Ltd	3,574
700	Japan Airport Terminal Co. Ltd.	9,744
300	Japan Petroleum Exploration Co. Ltd.	18,961
3,000	Japan Pulp & Paper Co. Ltd.	10,553
3,000	Japan Radio Co. Ltd.	9,509
500	Japan Securities Finance Co. Ltd.	4,214
1,000	Japan Wool Textile (The) Co. Ltd.	8,408
1,000	JGC Corp.	16,619
2,000	J-Oil Mills, Inc.	5,549
1,000	Joshin Denki Co. Ltd.	8,606
1,000	Juki Corp.	4,815
2,000	Juroku Bank (The) Ltd.	11,004
200	Kadokawa Group Holdings, Inc.	5,220
500	Kaga Electronics Co. Ltd.	6,311
600	Kagome Co. Ltd.	10,327
2,000	Kagoshima Bank (The) Ltd.	13,976
2,000	Kamei Corp.	8,935
2,000	Kamigumi Co. Ltd.	14,653
1,000	Kanagawa Chuo Kotsu Co. Ltd.	4,853
2,000	Kansai Paint Co. Ltd.	13,167
1,000	Kansai Urban Banking Corp.	3,574
2,000	Kasumi Co. Ltd.	10,722
1,700	Kato Sangyo Co. Ltd.	20,418
1,300	Katokichi Co. Ltd.	8,595
2,000	Kayaba Industry Co. Ltd.	9,499
4,000	Keihan Electric Railway Co. Ltd.	17,381
600	Keihin Corp.	9,001
3,000	Keisei Electric Railway Co. Ltd.	16,337
1,000	Keiyo Bank (The) Ltd.	6,490
1,000	Keiyo Co. Ltd.	5,314
7,000	Kenwood Corp.	8,098
1,000	Kikkoman Corp.	12,104
300	Kintetsu World Express, Inc.	8,549
300	Kobayashi Pharmaceutical Co. Ltd.	11,766
300	Koei Co. Ltd.	5,115

900	Kohnan Shoji Co. Ltd.	$10,039
1,000	Koito Manufacturing Co. Ltd.	14,324
2,400	Kojima Co. Ltd.	11,444
2,200	Kokuyo Co. Ltd.	18,001
300	Komeri Co. Ltd.	6,306
500	Komori Corp.	10,581
400	Kose Corp.	9,857
300	K’s Holdings Corp.	6,814
8,000	Kumagai Gumi Co. Ltd.	9,255
3,000	Kurabo Industries Ltd.	6,800
2,000	KUREHA Corp.	11,324
3,000	Kurimoto Ltd.	5,700
600	Kurita Water Industries Ltd.	19,356
400	Kuroda Electric Co. Ltd.	4,872
2,300	Kyoden Co. Ltd.	4,435
2,000	Kyodo Printing Co. Ltd.	5,474
2,000	Kyokuyo Co. Ltd.	3,348
1,000	Kyowa Exeo Corp.	7,778
2,000	Kyudenko Corp.	9,763
900	Life Corp.	14,305
600	Lintec Corp.	9,170
3,000	Lion Corp.	13,233
300	Mabuchi Motor Co. Ltd.	16,675
200	Macnica, Inc.	4,054
1,000	Maeda Road Construction Co. Ltd.	8,173
600	Makita Corp.	22,234
200	Mandom Corp.	5,925
400	Marubun Corp.	3,044
3,000	Marudai Food Co. Ltd.	7,675
3,000	Maruetsu (The), Inc.	22,967
400	Maruichi Steel Tube Ltd.	12,114
2,000	Maruzen Showa Unyu Co. Ltd.	6,019
761	Matsumotokiyoshi Holdings Co. Ltd.*	18,358
3,000	Meidensha Corp.	7,195
300	Meitec Corp.	8,690
300	Meiwa Estate Co. Ltd.	2,616
1,000	Mercian Corp.	1,881
2,000	Michinoku Bank (The) Ltd.	6,659
900	Mikuni Coca-Cola Bottling Co. Ltd.	9,540
3,000	Minato Bank (The) Ltd.	5,812
3,000	Minebea Co. Ltd.	15,970
300	Ministop Co. Ltd.	5,728
300	Miraca Holdings, Inc.	7,491
200	Misawa Homes Co. Ltd.*	1,277
300	MISUMI Group, Inc.	4,876
1,000	Mitsuba Corp.	5,634
1,000	Mitsubishi Logistics Corp.	12,086
6,000	Mitsubishi Paper Mills Ltd.	11,286
8,000	Mitsubishi UFJ Nicos Co. Ltd.	19,864
1,000	Mitsuboshi Belting Co. Ltd.	4,768
1,000	Mitsui Home Co. Ltd.	3,781
5,000	Mitsui Mining Co. Ltd.*	18,246
1,000	Mitsui-Soko Co. Ltd.	6,019
500	Mitsumi Electric Co. Ltd.	13,779
1,000	Mitsuuroko Co. Ltd.	6,301
200	Miura Co. Ltd.	4,571
1,000	Miyazaki Bank (The) Ltd.	4,336
3,000	Mizuho Investors Securities Co. Ltd.	4,261
4,000	Mizuho Trust & Banking Co. Ltd.	6,696
1,000	Mizuno Corp.	6,997
300	Mori Seiki Co. Ltd.	5,313
3,000	Morinaga & Co. Ltd.	6,320

200	Musashi Seimitsu Industry Co. Ltd.	$4,326
200	Musashino Bank (The) Ltd.	9,085
2,000	Nachi-Fujikoshi Corp.	6,866
2,000	Nakayama Steel Works Ltd.	3,875
2,000	Nanto Bank (The) Ltd.	9,631
800	NEC Fielding Ltd.	8,683
300	NEC Mobiling Ltd.	4,797
700	NEC Networks & System Integration Corp.	9,526
5	NET One Systems Co. Ltd.	4,938
1,000	NHK Spring Co. Ltd.	8,455
3,000	Nice Holdings, Inc.	8,070
900	Nichicon Corp.	7,051
400	Nichiha Corp.	4,037
300	Nichii Gakkan Co.	3,761
400	Nidec Copal Corp.	4,842
1,000	Nidec Sankyo Corp.	8,041
300	NIFCO, Inc.	6,673
1,600	Nihon Unisys Ltd.	18,554
2,000	Nihon Yamamura Glass Co. Ltd.	4,176
2,000	Nippo Corp.	13,731
1,000	Nippon Chemi-Con Corp.	4,232
1,000	Nippon Densetsu Kogyo Co. Ltd.	6,602
3,000	Nippon Flour Mills Co. Ltd.	11,399
1,000	Nippon Kayaku Co. Ltd.	5,972
1,000	Nippon Metal Industry Co. Ltd.	2,897
2,000	Nippon Paint Co. Ltd.	9,556
3,000	Nippon Road (The) Co. Ltd.	4,232
2,000	Nippon Sharyo Ltd.	3,687
1,000	Nippon Shokubai Co. Ltd.	8,878
600	Nippon Signal Co. Ltd.	3,318
2,000	Nippon Soda Co. Ltd.	6,565
4,300	Nippon Suisan Kaisha Ltd.	21,070
1,000	Nippon Yakin Kogyo Co. Ltd.	7,675
600	NIS Group Co. Ltd.	1,157
2,000	Nishi-Nippon City Bank (The) Ltd.	5,380
4,000	Nishi-Nippon Railroad Co. Ltd.	13,694
300	Nishio Rent All Co. Ltd.	3,668
1,000	Nissan Chemical Industries Ltd.	12,302
4,000	Nissan Shatai Co. Ltd.	30,058
3,000	Nissay Dowa General Insurance Co. Ltd.	15,857
1,800	Nissen Holdings Co. Ltd.	11,139
200	Nissha Printing Co. Ltd.	6,678
2,000	Nisshin Oillio Group (The) Ltd.	7,411
1,000	Nisshinbo Industries, Inc.	10,741
2,000	Nissin Corp.	5,436
300	Nissin Kogyo Co. Ltd.	4,938
150	Nitori Co. Ltd.	7,830
2,000	Nitto Boseki Co. Ltd.	4,270
300	Nitto Kogyo Corp.	3,366
2,000	NOF Corp.	7,599
2,000	Noritake Co. Ltd.	8,145
500	Noritsu Koki Co. Ltd.	9,226
500	Noritz Corp.	5,685
300	NS Solutions Corp.	9,085
6	NTT Urban Development Corp.	9,480
30	Obic Co. Ltd.	5,652
2,000	Ogaki Kyoritsu Bank (The) Ltd.	12,434
1,000	Oita Bank (The) Ltd.	6,640
1,000	Okamoto Industries, Inc.	3,264
1,000	Okamura Corp.	8,371
1,000	Okasan Holdings, Inc.	5,700
300	Okinawa Electric Power (The) Co., Inc.	13,741

3,000	Okumura Corp.	$16,562
1,000	Okura Industrial Co. Ltd.	2,191
900	Olympic Corp.	5,502
2,400	OMC Card, Inc.	9,029
8,500	Orient Corp.	12,711
300	Osaka Steel Co. Ltd.	3,665
400	OSG Corp.	4,022
100	Otsuka Corp.	7,750
5	Pacific Golf Group International Holdings KK*	4,185
2,000	PanaHome Corp.	12,245
300	Paramount Bed Co. Ltd.	4,004
900	Parco Co, Ltd.	11,453
500	Paris Miki, Inc.	6,988
3	Pasona Group, Inc.	2,192
8,000	Penta-Ocean Construction Co. Ltd.*	10,459
300	Plenus Co. Ltd.	3,665
800	Pocket Card Co. Ltd.	2,182
1,000	Press Kogyo Co. Ltd.	3,762
8,000	Prima Meat Packers Ltd.*	7,374
3,000	Rengo Co. Ltd.	18,876
600	Renown, Inc.*	2,974
300	Resorttrust, Inc.	5,048
1,000	Riken Corp.	4,261
500	Rinnai Corp.	16,083
300	Roland Corp.	5,584
500	Royal Holdings Co. Ltd.	5,483
1,000	Ryobi Ltd.	4,402
1,000	Ryoden Trading Co. Ltd.	6,997
100	Ryohin Keikaku Co. Ltd.	6,132
600	Ryosan Co. Ltd.	14,362
500	Ryoyo Electro Corp.	5,704
4,000	Sagami Railway Co. Ltd.	15,123
5,000	Saibu Gas Co. Ltd.	11,286
400	Saizeriya Co. Ltd.	4,150
1,000	Sakai Chemical Industry Co. Ltd.	3,941
1,000	Sakata INX Corp.	4,862
500	Sakata Seed Corp.	6,344
1,000	Sala Corp.	4,185
200	San-A Co. Ltd.	5,352
2,000	San-Ai Oil Co. Ltd.	6,264
3,000	Sanden Corp.	15,518
400	Sangetsu Co. Ltd.	8,841
2,000	San-in Godo Bank (The) Ltd.	15,932
1,000	Sanken Electric Co. Ltd.	4,985
2,000	Sanki Engineering Co. Ltd.	13,148
6,000	Sankyo-Tateyama Holdings, Inc.	7,787
2,000	Sankyu, Inc.	10,158
500	Sanrio Co. Ltd.	4,444
600	Sanshin Electronics Co. Ltd.	7,765
400	Santen Pharmaceutical Co. Ltd.	10,628
3,000	Sanwa Holdings Corp.	14,446
1,000	Sanyo Chemical Industries Ltd.	5,483
1,000	Sanyo Shokai Ltd.	6,160
1,000	Sanyo Special Steel Co. Ltd.	5,756
2	Sapporo Hokuyo Holdings, Inc.	16,534
300	Satori Electric Co. Ltd.	2,587
28	SBI Holdings, Inc.	6,465
1,000	Seika Corp.	2,032
1,000	Seiko Holdings Corp.	4,298
1,000	Sekisui Plastics Co. Ltd.	3,329
3,000	Senko Co. Ltd.	7,985
500	Senshukai Co. Ltd.	5,116

90	SFCG Co. Ltd.	$13,399
2,000	Shiga Bank (The) Ltd.	13,186
2,000	Shikoku Bank (The) Ltd.	7,806
300	Shima Seiki Manufacturing Ltd.	12,387
300	Shimachu Co. Ltd.	8,267
1,000	Shimadzu Corp.	8,822
100	Shimamura Co. Ltd.	8,154
600	Shimano, Inc.	23,137
1,000	Shindengen Electric Manufacturing Co. Ltd.	2,897
500	Shin-Etsu Polymer Co. Ltd.	3,071
9,600	Shinki Co. Ltd.	12,731
600	Shinko Electric Industries	10,073
3,000	Shinko Securities Co. Ltd.	11,653
1,000	Shinmaywa Industries Ltd.	3,640
2,000	Shiroki Corp.	5,342
1,000	Shizuoka Gas Co. Ltd.	4,825
1,000	Shochiku Co. Ltd.	6,894
700	Showa Corp.	5,991
3,000	Showa Sangyo Co. Ltd.	6,490
1,000	Sinanen Co. Ltd.	4,166
8,000	Snow Brand Milk Products Co. Ltd.	23,174
800	Softbank Corp.	14,597
900	Sohgo Security Services Co. Ltd.	14,381
400	Square Enix Co. Ltd.	11,474
1,000	Stanley Electric Co. Ltd.	20,174
3,000	Starzen Co. Ltd.	6,800
100	Sumco Techxiv Corp.	2,464
300	Sumisho Computer Systems Corp.	5,101
2,000	Sumitomo Bakelite Co. Ltd.	10,553
4,000	Sumitomo Light Metal Industries Ltd.	5,417
5,000	Sumitomo Osaka Cement Co. Ltd.	9,593
60	Sumitomo Real Estate Sales Co. Ltd.	2,776
1,000	Sumitomo Warehouse (The) Co. Ltd.	5,267
300	Sundrug Co. Ltd.	7,660
1,000	Suruga Bank Ltd.	11,869
4,000	SWCC Showa Holdings Co. Ltd.	6,057
100	Sysmex Corp.	4,166
300	T Hasegawa Co. Ltd.	4,794
700	Tachi-S Co. Ltd.	5,352
700	Taikisha Ltd.	7,637
3,000	Taisei Rotec Corp.	3,866
2,000	Taiyo Nippon Sanso Corp.	19,036
400	Takamatsu Corp.	5,173
2,000	Takara Holdings, Inc.	11,681
2,000	Takara Standard Co. Ltd.	9,951
1,000	Takasago International Corp.	6,508
1,000	Takasago Thermal Engineering Co. Ltd.	8,455
1,000	Takuma Co. Ltd.	2,793
6,000	Tekken Corp.	6,264
3	Telepark Corp.	3,188
5	Tempstaff Co. Ltd.	5,596
500	THK Co. Ltd.	9,922
600	TIS, Inc.	10,355
300	TKC Corp.	5,186
9,000	Toa Corp.*	7,703
3,000	Toagosei Co. Ltd.	9,226
16,500	Tobishima Corp.*	6,052
1,000	Tochigi Bank (The) Ltd.	6,189
1,000	Toei Co. Ltd.	5,558
1,000	Toenec Corp.	4,947
2,000	Toho Bank (The) Ltd.	8,690
2,000	Toho Co. Ltd.	6,301

900	Toho Co. Ltd.	$21,754
800	Toho Pharmaceutical Co. Ltd.	17,042
1,000	Tokai Carbon Co. Ltd.	7,825
1,000	Tokai Corp.	4,091
600	Tokai Rika Co. Ltd.	18,227
700	Tokai Rubber Industries Ltd.	11,620
1,000	Tokai Tokyo Securities Co. Ltd.	4,477
1,000	Tokuyama Corp.	7,138
2,000	Tokyo Dome Corp.*	11,230
300	Tokyo Ohka Kogyo Co. Ltd.	5,982
100	Tokyo Seimitsu Co. Ltd.	2,008
3	Tokyo Star Bank (The) Ltd.	10,101
900	Tokyo Steel Manufacturing Co. Ltd.	8,922
1,000	Tokyo Style Co. Ltd.	9,678
1,000	Tokyo Tatemono Co. Ltd.	8,418
200	Tokyo Tomin Bank (The) Ltd.	5,558
2,200	Tokyu Construction Co. Ltd.	8,566
2,000	Tokyu Land Corp.	16,083
2,000	Tokyu Store Chain Co. Ltd.	9,386
300	Tomen Electronics Corp.	3,214
3,000	Tomoku Co. Ltd.	5,417
3,000	Tonami Transportation Co. Ltd.	7,759
1,600	Toppan Forms Co. Ltd.	16,071
600	Topre Corp.	5,677
3,000	Topy Industries Ltd.	7,844
300	Torii Pharmaceutical Co. Ltd.	4,605
1,000	Toshiba Plant Systems & Services Corp.	7,882
3,000	Toshiba TEC Corp.	19,045
300	Touei Housing Corp.	2,506
1,500	Towa Real Estate Development Co. Ltd.*	2,158
9,000	Toyo Construction Co. Ltd.*	6,348
1,000	Toyo Engineering Corp.	4,458
4,000	Toyo Ink Manufacturing Co. Ltd.	13,844
2,000	Toyo Kohan Co. Ltd.	7,731
1,000	Toyo Suisan Kaisha Ltd.	18,998
3,000	Toyo Tire & Rubber Co. Ltd.	10,101
500	Toyota Boshoku Corp.	15,142
300	Trusco Nakayama Corp.	3,987
1,000	Tsubakimoto Chain Co.	5,652
300	Tsumura & Co.	6,419
9	TV Asahi Corp.	13,120
100	TV Tokyo Corp.	4,514
1,000	Uchida Yoko Co. Ltd.	4,261
300	Ulvac, Inc.	13,064
300	Unicharm Corp.	19,779
1,000	Uniden Corp.	6,113
1,000	Unipres Corp.	8,286
9,000	Unitika Ltd.	9,565
600	Ushio, Inc.	12,217
170	USS Co. Ltd.	9,913
600	Valor Co. Ltd.	5,897
1,000	Vital-net, Inc.	6,320
1,000	Wacoal Holdings Corp.	13,637
5,000	Wakachiku Construction Co. Ltd.*	3,668
300	Xebio Co. Ltd.	6,814
51	Yahoo! Japan Corp.	19,569
600	Yakult Honsha Co. Ltd.	16,280
1,000	Yamagata Bank (The) Ltd.	5,803
1,000	Yamaguchi Financial Group, Inc.	13,318
1,000	Yamanashi Chuo Bank (The) Ltd.	5,953
400	Yamatake Corp.	9,800
300	Yamato Kogyo Co. Ltd.	11,202

1,600	Yamazen Corp.	$6,516
200	Yaoko Co. Ltd.	5,323
1,000	Yaskawa Electric Corp.	10,506
700	Yellow Hat Ltd.	4,214
2,000	Yodogawa Steel Works Ltd.	9,349
1,000	Yokogawa Bridge Holdings Corp.	3,903
500	Yonekyu Corp.	4,185
6	Yoshinoya Holdings Co. Ltd.	10,045
6,000	Yuasa Trading Co. Ltd.	6,997
2,000	Yurtec Corp.	10,496
300	Yusen Air & Sea Service Co. Ltd.	4,972
1,000	Zeon Corp.	6,010
		4,586,187
	Korea, Republic of—0.3%
20,980	STX Pan Ocean Co. Ltd.	36,115

	Luxembourg—0.2%
5,236	COLT Telecom Group S.A.*	15,354
223	Generale de Sante	6,369
		21,723
	Malaysia—0.1%
6,000	BIL International Ltd.	3,683
2,000	Guocoland Ltd.	6,025
14,082	Public Financial Holdings Ltd.	10,693
		20,401
	Netherlands—2.3%
317	Aalberts Industries N.V.	5,440
95	Arcadis N.V.	5,759
277	ASM International N.V.	5,229
2,212	ASM Pacific Technology Ltd.	12,810
363	Boskalis Westminster CVA	19,429
324	Draka Holding	8,510
176	Eurocommercial Properties N.V. CVA	9,214
222	Fugro N.V. CVA	14,985
264	Heijmans N.V. CVA	9,225
224	Hunter Douglas N.V.	14,460
608	Imtech N.V.	12,297
129	Intervest Offices	5,510
167	KAS Bank N.V. CVA	5,338
327	Koninklijke Vopak N.V.	16,379
1,319	Koninklijke Wessanen N.V.	19,373
5,117	Laurus N.V.*	28,714
286	Nutreco Holding N.V.	18,204
439	OPG Groep N.V. CVA	11,375
506	Qiagen N.V.*	10,151
470	SBM Offshore N.V.	13,437
227	Sligro Food Group N.V.	8,816
78	Smit Internationale N.V.	6,401
255	Stork N.V.	18,243
221	USG People N.V.	4,542
1,105	Van der Moolen Holding N.V.	4,466
268	Vastned Offices/Industrial	7,944
152	Vastned Retail N.V.	14,808
		311,059

	New Zealand—0.9%
11,246	Air New Zealand Ltd.	$15,946
5,483	Auckland International Airport Ltd.	11,812
3,030	Fisher & Paykel Appliances Holdings Ltd.	6,646
2,133	Fisher & Paykel Healthcare Corp.	5,063
2,648	Fletcher Building Ltd.	20,890
10,864	Goodman Fielder Ltd.	16,385
3,144	Sky City Entertainment Group Ltd.	10,763
1,334	Sky Network Television Ltd.	5,539
3,311	Tower Ltd.*	5,577
4,993	Vector Ltd.	8,253
1,884	Warehouse Group Ltd.	8,339
		115,213
	Norway—1.0%
1,026	Aker Yards A/S	9,004
354	Cermaq ASA	3,529
304	Ekornes ASA	5,196
143	Fred Olsen Energy ASA	6,964
445	Golar LNG Ltd.	9,078
584	Hafslund ASA, Class B	11,591
388	Odfjell SE, Class B	4,421
719	Petroleum Geo-Services ASA	15,064
607	ProSafe SE	8,534
285	Schibsted ASA	8,511
853	Sparebank 1 SR Bank	9,327
543	Sparebanken Midt-Norge	6,611
240	TGS Nopec Geophysical Co. ASA*	2,867
667	Tomra Systems ASA	3,923
15,600	Total Access Communication Public Co. Ltd.*	18,875
1,006	Veidekke ASA	8,763
		132,258
	Portugal—0.7%
874	Banif, SGPS S.A.	4,180
3,733	Jeronimo Martins, SGPS S.A.	30,317
1,046	Mota Engil, SGPS S.A.	6,458
2,244	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	29,736
2,500	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	7,403
951	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	11,039
856	Sonae Industria-SGPS S.A.*	5,779
		94,912
	Singapore—2.6%
8,000	Allgreen Properties Ltd.	6,265
4,000	Ascendas REIT	6,124
6,000	Ascott Group (The) Ltd.	7,323
7,623	Australand Property Group	12,823
2,026	BW Offshore Ltd.*	6,367
3,000	CapitaCommercial Trust	4,402
6,000	CapitaMall Trust	12,530
16,000	Chartered Semiconductor Manufacturing Ltd.*	8,692
15,000	ComfortDelgro Corp. Ltd.	16,509
1,350	Creative Technology Ltd.	5,191
6,000	Fortune REIT	4,233
1,000	Haw Par Corp. Ltd.	4,268
5,000	Hong Leong Asia Ltd.	10,583
3,000	Hotel Properties Ltd.	6,963
1,000	Keppel Land Ltd.	4,388

6,000	MobileOne Ltd.	$7,958
6,000	Olam International Ltd.	10,964
17,155	Pacific Century Premium Developments Ltd.	4,797
47,000	Pacific Century Regional Developments Ltd.*	9,285
3,000	Parkway Holdings Ltd.	7,556
7,000	SembCorp. Marine Ltd.	15,310
3,000	SIA Engineering Co. Ltd.	7,577
9,000	Singapore Airport Terminal Services Ltd.	15,239
3,000	Singapore Exchange Ltd.	20,319
2,000	Singapore Land Ltd.	8,410
5,000	Singapore Petroleum Co. Ltd.	22,224
18,000	Singapore Post Ltd.	13,715
17,000	SMRT Corp. Ltd.	20,509
4,768	SP AusNet	5,170
2,000	StarHub Ltd.	4,177
3,000	STATS ChipPAC Ltd.*	2,794
6,000	Suntec REIT	6,307
4,000	United Industrial Corp. Ltd.	7,732
5,000	UOB-Kay Hian Holdings Ltd.	6,561
5,000	UOL Group Ltd.	12,735
2,000	Venture Corp. Ltd.	14,393
		340,393
	Spain—1.9%
327	Abengoa S.A.	10,201
506	Antena 3 de Television S.A.	7,050
183	Banco de Valencia S.A.	9,565
4	Banco de Valencia S.A.*	209
306	Banco Guipuzcoano S.A.	4,540
477	Banco Pastor S.A.	8,510
512	Campofrio Alimentacion S.A.*	6,421
132	Cementos Portland Valderrivas S.A.	11,853
310	Cia de Distribucion Integral Logista S.A.	24,372
470	Cie Automotive S.A.	3,549
868	Cintra Concesiones de Infraestructuras de Transporte S.A.	12,453
195	Corp. Financiera Alba	11,303
645	Gamesa Corporacion Tecnologica S.A.	24,189
268	Grupo Catalana Occidente S.A.	7,932
844	Grupo Empresarial Ence S.A.	7,348
423	Indra Sistemas S.A.	10,804
553	NH Hoteles S.A.*	7,885
342	Obrascon Huarte Lain S.A.	10,745
762	Promotora de Informaciones S.A.	11,959
276	Prosegur Cia de Seguridad S.A.	9,718
318	Sogecable S.A.*	13,066
659	Sol Melia S.A.	9,445
360	SOS Cuetara S.A.	7,409
110	Tecnicas Reunidas S.A.	6,596
1,382	Uralita S.A.	10,681
		247,803
	Sweden—2.2%
390	AarhusKarlshamn AB	7,329
327	Alfa Laval AB	17,297
485	Axfood AB	18,303
528	Bilia AB, Class A	7,632
725	Billerud AB	6,628
966	Boliden AB	8,642
613	Brostrom AB, Class B	4,790
350	Cardo AB	8,696

977	Castellum AB	$10,954
602	D Carnegie AB	8,584
757	Eniro AB	6,210
1,064	Fabege AB	10,059
678	Getinge AB, Class B	15,707
534	Gunnebo AB	4,756
304	Hakon Invest AB	5,534
214	Haldex AB	2,968
725	Hexagon AB, Class B	12,576
281	Hoganas AB, Class B	5,269
1,092	Hufvudstaden AB, Class A	10,495
340	JM AB	6,323
1,000	Kinnevik Investment AB, Class B	19,612
607	Kungsleden AB	6,521
805	Latour Investment AB, Class B	10,913
621	Lundin Petroleum AB*	6,065
172	Modern Times Group AB, Class B	10,254
677	Nobia AB	4,708
364	OMX AB	14,988
434	Oresund Investment AB	7,935
1,185	Peab AB	10,787
593	Peab Industri AB, Class B*	4,263
603	Ratos AB, Class B	15,265
302	Wallenstam Byggnads AB, Class B	5,286
		295,349
	Switzerland—3.5%
38	Absolute Private Equity A-BR	4,218
68	Allreal Holding AG	8,302
2	Bank Sarasin & Cie AG, Class B	8,273
31	Banque Cantonale Vaudoise	13,149
24	Barry Callebaut AG*	18,656
196	Basler Kantonalbank	20,802
92	BB Biotech AG	6,914
89	BB Medtech AG	4,760
5	Bell Holding AG	8,345
64	Bucher Industries AG	14,104
74	Charles Voegele Holding AG	5,227
3	Conzzeta Holding AG	5,906
117	Daetwyler Holding AG	6,802
321	EFG International	9,501
62	Emmi AG	8,004
152	EMS-Chemie Holding AG	20,589
15	Energiedienst Holding AG	8,492
83	Fastweb	2,608
23	Flughafen Zuerich AG	8,101
21	Forbo Holding AG	13,167
31	Galenica AG	10,433
101	Geberit AG	13,876
26	Georg Fischer AG	11,220
3	Jelmoli Holding AG	6,639
21	Kuoni Reisen Holding AG	9,488
154	Liechtenstein Landesbank	13,206
2	Lindt & Spruengli AG	6,176
428	Logitech International S.A.*	12,858
56	Luzerner Kantonalbank	13,464
486	Micronas Semiconductor Hold*	3,464
25	Nobel Biocare Holding AG	6,115
20	OC Oerlikon Corp. AG	7,225
134	Panalpina Welttransport Holding AG	20,461
277	PSP Swiss Property AG	15,580

23	PubliGroupe AG	$6,166
34	Rieter Holding AG	12,141
71	Schmolz + Bickenbach AG	5,100
11	Schweizerische National-Versicherungs-Gesellschaft	8,003
9	Sika AG	13,942
65	Sonova Holding AG	5,724
26	St Galler Kantonalbank	11,651
23	Straumann Holding AG	5,853
12	Sulzer AG	12,559
155	Swiss Prime Site AG	8,718
42	Valora Holding AG	9,682
33	Verwalt & Privat-Bank AG	7,638
304	Vontobel Holding AG	11,913
		465,215
	Taiwan—0.2%
7,935	Foxconn International Holdings Ltd.*	13,089
11,495	Fubon Bank Hong Kong Ltd.	7,741
5,000	Kim Eng Holdings Ltd.	6,702
398	Perlos Oyj	2,952
		30,484
	United Kingdom—11.1%
1,059	Abbot Group PLC	8,063
1,911	Aberdeen Asset Management PLC	5,404
523	Aberforth Smaller Companies Trust PLC	5,864
512	Acergy S.A.	9,259
464	Admiral Group PLC	9,040
3,943	Aegis Group PLC	8,740
922	Aga Foodservice Group PLC	5,957
1,112	Aggreko PLC	11,761
1,084	Alfred McAlpine PLC	10,807
2,215	Amlin PLC	11,713
3,472	ARM Holdings PLC	8,007
2,954	Ashtead Group PLC	4,625
462	Atkins WS PLC	9,846
783	Babcock International Group	8,663
682	Bankers Investment Trust (The) PLC	5,288
720	Bellway PLC	11,351
1,290	Benfield Group Ltd.	6,828
697	Berkeley Group Holdings PLC	13,953
1,635	Biffa PLC	9,881
2,200	Bodycote International	7,708
719	Bovis Homes Group PLC	8,676
2,230	Brit Insurance Holdings PLC	10,008
2,836	British Assets Trust PLC	7,174
654	British Empire Securities and General Trust PLC	5,669
1,873	Brixton PLC	13,014
613	BSS Group PLC	4,241
320	Burren Energy PLC	7,812
160	Cairn Energy PLC	8,159
360	Caledonia Investments PLC	14,099
90	Candover Investments PLC	3,677
1,373	Capita Group PLC	17,865
260	Capital & Regional PLC	2,401
1,825	Carillion PLC	11,429
430	Carpetright PLC	6,728
2,875	Carphone Warehouse Group (The) PLC	18,775
1,170	Catlin Group Ltd.	8,449
2,031	Cattles PLC	11,426

433	Charter PLC*	$5,952
1,448	City of London Investment Trust (The) PLC	7,772
838	Close Brothers Group PLC	13,744
412	CLS Holdings PLC*	2,967
5,054	Cobham PLC	18,537
1,394	Collins Stewart PLC	3,824
3,164	Computacenter PLC	10,441
1,467	Cookson Group PLC	16,084
579	Croda International	5,623
1,251	Dairy Crest Group PLC	13,368
295	Dana Petroleum PLC*	7,776
1,882	Davis Service Group (The) PLC	18,913
865	De La Rue PLC	15,545
2,516	Delta PLC	5,089
180	Derwent London PLC	4,888
13,364	Dimension Data Holdings PLC	13,815
704	Drax Group PLC*	7,068
5,253	DS Smith PLC	16,395
1,082	Dunedin Income Growth Investment Trust PLC	4,947
1,412	easyJet PLC*	13,067
115	Electra Private Equity Plc	3,635
3,469	Elementis PLC	4,276
266	Energy Resources of Australia Ltd.	4,470
1,862	Enodis PLC	5,238
5,346	F&C Asset Management PLC	19,927
3,138	Fiberweb PLC	3,540
1,464	Filtrona PLC	5,588
433	Findel PLC	4,562
180	Forth Ports PLC	7,368
5,922	Galiform PLC	9,095
2,035	Galliford Try PLC	3,065
1,996	Game Group PLC	7,926
1,794	GCAP Media PLC	6,651
219	Go-Ahead Group PLC	9,430
775	Great Portland Estates PLC	7,442
718	Greene King PLC	10,641
78	Greggs PLC	6,796
1,114	Halfords Group PLC	6,389
2,014	Halma PLC	8,258
564	Headlam Group PLC	4,580
841	Helical Bar PLC	6,437
2,400	Henderson Group PLC	4,986
2,003	Hiscox Ltd.	10,990
5,407	HMV Group PLC	13,678
329	Holidaybreak PLC	3,983
149	Homeserve PLC	4,893
26	Hugo Boss AG	1,387
814	Hunting PLC	11,117
1,804	ICAP PLC	24,227
1,359	Informa PLC	10,537
1,437	Inmarsat PLC	13,870
255	Intermediate Capital Group PLC	7,204
1,309	Interserve PLC	10,852
451	Intertek Group PLC	7,850
1,614	Jardine Lloyd Thompson Group PLC	11,102
2,742	JJB Sports PLC	6,092
895	John Menzies PLC	9,608
2,335	John Wood Group PLC	17,593
1,048	Johnson Service Group PLC	573
1,808	Johnston Press PLC	8,905
526	JPMorgan Fleming Mercantile Investment Trust PLC	10,666
367	Keller Group PLC	3,889

224	Kier Group PLC	$5,206
999	Laird Group PLC	9,682
712	Law Debenture Corp. PLC	4,735
622	London Stock Exchange Group PLC	20,911
1,752	Lookers PLC	3,030
566	Luminar Group Holdings PLC	3,902
84	Mapeley Ltd.	2,358
1,238	Marshalls PLC	6,122
2,243	Marston’s PLC	12,196
1,359	Mcbride PLC	2,621
2,954	Meggitt PLC	16,751
664	Michael Page International PLC	3,392
736	Minerva PLC	2,041
2,618	Misys PLC	9,056
1,460	Mitie Group	7,002
1,090	Monks Investment Trust (The) PLC	6,799
1,675	Morgan Crucible Co.	6,427
350	Morgan Sindall PLC	6,294
470	Murray Income Trust PLC	5,779
651	Murray International Trust PLC, Class O	8,373
1,600	N Brown Group PLC	7,729
3,041	Northumbrian Water Group PLC	21,280
63	Paragon Group of Cos. PLC	166
8,308	Pendragon PLC	4,914
651	Petrofac Ltd.	6,633
3,634	Premier Farnell PLC	10,204
2,376	Premier Foods PLC	6,306
336	Premier Oil PLC*	8,670
2,621	PZ Cussons PLC	9,952
2,966	QinetiQ PLC	11,292
437	Quintain Estates & Development PLC	4,318
1,001	Redrow PLC	5,746
2,341	Regus Group PLC*	3,351
529	RIT Capital Partners PLC	11,053
319	Rotork PLC	5,188
1,068	RPC Group PLC	3,652
3,796	Sage Group (The) PLC	16,640
1,181	Scottish Investment Trust PLC	10,929
1,399	Scottish Mortgage Investment Trust PLC	16,632
1,526	Serco Group PLC	12,628
447	Shaftesbury PLC	4,683
1,999	Shanks Group PLC	8,445
693	SIG PLC	11,573
12,729	SMG PLC	3,859
2,777	Smiths News PLC	5,769
566	Spectris PLC	7,719
418	Spirax-Sarco Engineering PLC	7,466
6,407	Spirent Communications PLC*	6,910
1,423	SSL International PLC	14,725
1,556	St Ives Group PLC	7,672
1,200	St. James’s Place PLC	6,101
422	St. Modwen Properties PLC	4,136
779	Stolt-Nielsen S.A.	19,614
284	Svg Capital Plc/Fund	4,158
2,226	Taylor Nelson Sofres PLC	7,800
1,358	TDG PLC	5,501
454	Temple Bar Investment Trust PLC	6,187
1,538	Templeton Emerging Markets Investment Trust PLC, Class O	12,345
1,781	Thus Group PLC*	4,178
464	TR Property Investment Trust PLC	775
941	TR Property Investment Trust PLC, Sigma Shares	3,451
1,991	TT electronics PLC	3,562

881	Tullett Prebon PLC	$9,055
1,252	Tullow Oil PLC	14,859
576	UK Coal PLC	4,904
210	Ultra Electronics Holdings	4,634
97	Union Financiere de France BQE S.A.	4,538
2,761	Uniq PLC	6,696
858	VT Group PLC	11,002
116	Wegener N.V. CVA	2,406
1,175	Weir Group (The) PLC	17,344
680	Wetherspoon (J.D.) PLC	4,613
1,665	WH Smith PLC	11,163
1,332	Wincanton PLC	9,513
1,752	Witan Investment Trust PLC	14,994
1,765	Yule Catto & Co. PLC	4,947
		1,474,747
	United States—0.5%
230	Cognos, Inc.*	13,232
1,575	Edinburgh Investment Trust (The) PLC	13,119
230	Fidelity European Values PLC	5,546
987	JPMorgan Japanese Investment Trust PLC	3,473
385	Kloeckner & Co. AG	15,664
20	Marathon Oil Corp.	937
674	Merrill Lynch World Mining Trust PLC	8,013
1,165	Perpetual Income and Growth Investment Trust PLC, Class O	5,240
466	Savills PLC	2,700
		67,924
	Total Common Stocks and Other Equity Interests (Cost $14,204,223)	13,144,868

	Preferred Stocks—0.2%
	Germany —0.2%
51	Fuchs Petrolub AG	3,851
389	Jungheinrich AG	12,049
141	Sixt AG	4,175
		20,075
	United Kingdom—0.0%
122	Hugo Boss AG	6,541

	Total Preferred Stocks (Cost $31,988)	26,616

	Rights—0.0%
	Italy—0.0%
4,523	Greenenergy Capital SpA, expiring 02/26/2008*	48
1,749	Tiscali SpA, expiring 02/04/2008*	343
		391

	United Kingdom—0.0%
55	Intermediate Capital Group PLC, expiring 02/07/2008*	$284
1,587	Paragon Group Cos. PLC-NO, expiring 02/18/2008*	1,064
		1,348
	Total Rights (Cost $0)	1,739

	Warrants—0.0%
	China—0.0%
192	Industrial and Commercial Bank of China (Asia) Ltd., expiring 11/06/2008 *	26

	France—0.0%
37	Carbone Lorraine, expiring 11/30/2012 *	0

	Total Warrants (Cost $0)	26

	Money Market Funds—0.1%
	United States—0.1%
1,501	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	1,501
12,616	Liquid Assets Portfolio Private Class**	12,616

	Total Money Market Funds (Cost $14,117)	14,117

	Total Investments (Cost $14,250,328)(a)—99.3%	13,191,584
	Other assets less liabilities—0.7%	93,659

	Net Assets—100.0%	$13,285,243

REIT — Real Estate Investment Trust
* Non-income producing security.
** Affiliated Investment.

(a)

 At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,058,744 which consisted of aggregate gross unrealized appreciation of $219,962 and aggregate gross unrealized depreciation of $1,278,706.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Argentina—0.2%
3,680	Telecom Argentina S.A. ADR*	$74,851

	Belgium—0.7%
3,980	Cia de Bebidas das Americas ADR	282,899

	Brazil—15.5%
1,700	Aracruz Celulose S.A. ADR	122,077
42,840	Banco Itau Holding Financeira S.A. ADR	997,316
7,300	Braskem S.A. ADR	110,449
1,440	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	52,675
22,960	Cia Paranaense de Energia ADR	334,527
15,660	Cia Vale do Rio Doce ADR	469,487
19,900	Cia Vale do Rio Doce Sponsored ADR	517,997
9,380	CPFL Energia S.A. ADR	491,043
10,700	Gerdau S.A. ADR	277,665
8,580	Petrobras Energia Participaciones S.A. ADR	103,132
8,540	Petroleo Brasileiro S.A. ADR	949,136
12,660	Petroleo Brasileiro S.A. Sponsored ADR	1,181,304
1,000	Sadia S.A. ADR*	52,890
19,020	Tele Norte Leste Participacoes S.A. ADR	494,520
30,280	Vivo Participacoes S.A. ADR	177,744
3,500	Votorantim Celulose e Papel S.A. ADR	103,425
		6,435,387
	Chile—0.6%
1,800	Banco de Chile ADR	96,390
22,800	Cia de TeleComunicaciones de Chile S.A. ADR	167,124
		263,514
	China—15.4%
54,000	Air China Ltd., H-Shares	47,798
94,000	Aluminum Corp. of China Ltd., H-Shares	131,645
14,000	Angang Steel Co. Ltd., H-Shares	25,037
101,000	Bank of China Ltd., H-Shares	41,621
166,000	Bank of Communications Co. Ltd., H-Shares	185,937
34,000	China Coal Energy Co., Class H-Shares	79,497
55,000	China Communications Construction Co. Ltd., H-Shares	131,813
826,000	China Construction Bank Corp., H-Shares	578,705
66,000	China COSCO Holdings Co. Ltd., H-Shares	151,995
63,000	China Life Insurance Co. Ltd., H-Shares	226,886
9,000	China Merchants Bank Co. Ltd., H-Shares	31,735
560,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	587,845
56,500	China Shenhua Energy Co. Ltd., H-Shares	294,408
151,000	China Shipping Container Lines Co. Ltd., H-Shares	57,028

36,000	China Southern Airlines Co. Ltd., H-Shares*	$31,191
968,000	China Telecom Corp. Ltd., H-Shares	677,479
110,000	Datang International Power Generation Co. Ltd., H-Shares	68,040
84,000	Dongfeng Motor Group Co. Ltd., H-Shares	55,777
56,000	Huadian Power International Corp. Ltd., H-Shares	18,878
68,000	Huaneng Power International, Inc., H-Shares	54,564
877,000	Industrial & Commercial Bank of China, H-Shares	528,005
34,000	Maanshan Iron & Steel Co., H-Shares	18,071
1,516,000	PetroChina Co. Ltd., H-Shares	2,094,582
72,000	PICC Property & Casualty Co. Ltd., H-Shares	67,571
14,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	102,356
74,000	Shanghai Electric Group Co. Ltd., H-Shares	57,589
68,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	30,584
38,000	Zhejiang Expressway Co. Ltd., H-Shares	40,414
		6,417,051
	Germany—0.7%
11,000	Magyar Telekom Telecommunications PLC ADR	273,900

	Hong Kong—0.3%
38,000	PT Astra International Tbk	114,541

	India—7.3%
6,780	Infosys Technologies Ltd. ADR	280,692
101,280	Mahanagar Telephone Nigam ADR	658,320
41,380	Tata Motors Ltd. ADR	765,529
50,620	Videsh Sanchar Nigam Ltd. ADR	1,344,973
		3,049,514
	Indonesia—1.2%
193,000	Bank Central Asia Tbk PT	75,562
267,000	Bank Mandiri Persero Tbk PT	98,948
83,500	Bank Rakyat Indonesia	64,579
32,000	Gudang Garam Tbk PT	28,817
335,500	Indah Kiat Pulp and Paper Corp. Tbk PT*	34,115
59,500	Indosat Tbk PT	45,688
138,500	Telekomunikasi Indonesia Tbk PT	140,875
		488,584
	Israel—1.6%
18,816	Bank Hapoalim BM	87,669
18,729	Bank Leumi Le-Israel BM	93,761
25,983	Bezeq Israeli Telecommunication Corp. Ltd.	48,109
1,109	Discount Investment Corp.	28,490
1,126	IDB Development Corp. Ltd.	33,902
1,252	IDB Holding Corp. Ltd.	35,186
73	Israel (The) Corp. Ltd.	73,382
6,958	Israel Chemicals Ltd.	90,014
13,347	Israel Discount Bank Ltd., Class A*	34,193
2,703	Teva Pharmaceutical Industries Ltd.	124,236
		648,942

	Korea—22.4%
12,460	Kookmin Bank ADR	$828,590
74,280	Korea Electric Power Corp. ADR	1,495,256
50,660	KT Corp. ADR	1,345,023
67,100	LG Display Co. Ltd. ADR*	1,439,966
16,420	POSCO ADR	2,225,895
4,900	Shinhan Financial Group Co. Ltd. ADR	530,376
34,380	SK Telecom Co. Ltd. ADR	853,655
11,220	Woori Finance Holdings Co. Ltd. ADR	620,354
		9,339,115
	Luxembourg—0.2%
4,634	Mittal Steel South Africa Ltd.	91,066

	Mexico—5.3%
9,900	Alfa SAB de CV, Class A	60,991
102,400	America Movil SAB de CV, Series L	307,950
84,500	Carso Global Telecom SAB de CV*	379,929
70,100	Cemex SAB de CV*	191,637
16,800	Coca-Cola Femsa SAB de CV, Series L	79,371
12,800	Controladora Comercial Mexicana SAB de CV	31,928
30,500	Fomento Economico Mexicano SAB de CV	110,130
8,400	Gruma SAB de CV, Class B	22,707
10,500	Grupo Bimbo SAB de CV, Series A	62,785
15,000	Grupo Continental SAB de CV	32,703
9,600	Grupo Financiero Banorte SAB de CV, Class O	39,623
19,400	Grupo Financiero Inbursa S.A., Class O	45,272
20,500	Grupo Mexico SAB de CV, Series B	120,288
20,800	Grupo Modelo SAB de CV, Series C	96,270
13,700	Grupo Televisa S.A.	61,332
16,200	Kimberly-Clark de Mexico SAB de CV, Class A	65,652
12,200	Organizacion Soriana SAB de CV, Class B	31,909
264,200	Telefonos de Mexico SAB de CV	479,798
		2,220,275
	Netherlands—0.1%
53,500	Unilever Indonesia Tbk PT	40,627

	Philippines—0.3%
1,700	Philippine Long Distance Telephone Co. ADR	127,925

	Russia—9.6%
21,050	Gazprom OAO	1,012,505
840	JSC MMC Norilsk Nickel ADR	199,500
5,570	LUKOIL ADR	375,975
640	Polyus Gold ADR	32,640
47,110	Rosneft Oil Co. GDR*	327,415
13,760	Rostelecom ADR	937,469
41,540	SEVESTAL GDR	866,109
2,370	Unified Energy System GDR*	235,815
		3,987,428

	South Africa—3.2%
2,804	Barloworld Ltd.	$33,405
2,560	Bidvest Group Ltd.	35,435
36,037	FirstRand Ltd.	81,643
1,516	Freeworld Coatings Ltd.*	1,718
3,071	Gold Fields Ltd.	45,770
2,826	Harmony Gold Mining Co. Ltd.*	28,284
3,702	Impala Platinum Holdings Ltd.	140,380
1,893	Imperial Holdings Ltd.	19,589
6,299	Liberty Group Ltd.	62,017
5,449	MTN Group Ltd.	86,777
9,721	Nampak Ltd.	23,294
3,045	Remgro Ltd.	73,313
7,038	RMB Holdings Ltd.	24,985
41,702	Sanlam Ltd.	109,693
4,053	Sappi Ltd.	44,445
5,486	Sasol Ltd.	263,179
11,324	Standard Bank Group Ltd.	138,244
4,836	Telkom S.A. Ltd.	92,298
1,466	Tiger Brands Ltd.	29,942
		1,334,411
	Spain—2.2%
2,600	Banco Santander Chile S.A. ADR	127,556
3,240	Empresa Nacional de Electricidad S.A. ADR	115,312
14,780	Enersis S.A. ADR	210,172
17,040	Telecomunicacoes de Sao Paulo S.A. ADR	472,519
		925,559
	Taiwan, Republic of China—9.8%
35,900	Advanced SemiConductor Engineering, Inc. ADR	152,934
28,420	AU Optronics Corp. ADR	471,488
79,961	Chunghwa Telecom Co. Ltd. ADR	1,681,579
160,540	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,489,811
94,258	United Microelectronics Corp. ADR	290,315
		4,086,127
	Thailand—2.2%
39,400	Advanced Info Service PCL	112,886
17,400	Bangkok Bank PCL	64,868
258,400	IRPC PCL	41,166
13,400	Kasikornbank PCL	35,099
103,700	Krung Thai Bank PCL	29,710
20,800	PTT Exploration & Production PCL	93,823
31,200	PTT PCL	312,663
11,800	Siam Cement PCL	76,272
16,100	Siam Commercial Bank PCL	37,457
38,400	Thai Airways International PCL	39,349
25,200	Thai Oil PCL	58,753
		902,046

	United Kingdom—1.0%
5,082	ABSA Group Ltd.	$69,539
1,022	Anglo Platinum Ltd.	147,987
2,520	AngloGold Ashanti Ltd.	105,721
3,737	Exxaro Resources Ltd.	56,910
3,892	Nedbank Group Ltd.	57,665
		437,822
	United States—0.3%
30,600	Wal-Mart de Mexico SAB de CV	109,812
	Total Common Stocks and Other Equity Interests (Cost $47,767,169)	41,651,396

	Money Market Fund—0.7%
	United States—0.7%
302,515	Liquid Assets Portfolio Private Class** (Cost $302,515)	302,515

	Total Investments (Cost $48,069,684)(a)—100.8%	41,953,911
	Liabilities in excess of other assets—(0.8%)	(345,118)

	Net Assets—100.0%	$41,608,793

ADR – American Depositary Receipt.
GDR – Global Depositary Receipt.

* Non-income producing security.
**Affiliated Investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax purposes was $48,103,545. The net unrealized depreciation was $6,149,634 which consisted of aggregate gross unrealized appreciation of $517,964 and aggregate gross unrealized depreciation of $6,667,598.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.6%
	Australia—0.3%
889	BHP Billiton PLC	$26,104

	Austria—0.6%
126	Erste Bank der oesterreichischen Sparkassen AG	6,753
27	EVN AG	3,101
105	Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,856
238	OMV AG	16,914
33	Raiffeisen International Bank - Holding AG	4,131
294	Telekom Austria AG	8,171
83	voestalpine AG	5,036
47	Wiener Staedtische Versicherung AG	3,584
63	Wienerberger AG	2,859
		57,405
	Belgium—2.7%
194	Agfa Gevaert N.V.	2,137
410	Belgacom S.A.	19,835
15	Colruyt S.A.	3,745
115	Compagnie Nationale a Portefeuille	7,437
182	Delhaize Group	13,786
1,181	Dexia S.A.	28,152
650	Fortis - Strip VVPR*	10
1,612	Fortis, Class A	35,514
1,612	Fortis, Class B	35,538
115	Groupe Bruxelles Lambert S.A.	13,206
315	InBev N.V.	25,581
36	KBC Ancora	3,491
252	KBC Groep N.V.	31,711
238	PagesJaunes S.A.	4,577
88	Solvay S.A.	10,943
93	UCB S.A.	4,473
23	Umicore	5,180
		245,316
	Denmark—0.9%
2	A P Moller - Maersk A/S, Class A	19,345
2	A P Moller - Maersk A/S, Class B	19,464
69	Carlsberg A/S, Class B	7,167
40	Danisco A/S	2,654
514	Danske Bank A/S	18,095
72	H. Lundbeck A/S	1,716
39	Jyske Bank A/S*	2,463
206	Novo Nordisk A/S, Class B	12,765
		83,669

	Finland—2.1%
679	Fortum Oyj	$27,144
52	Kone Oyj, Class B	3,428
89	Metso Corp.	4,114
247	Neste Oil Oyj	7,808
2,610	Nokia Oyj	94,136
161	Outokumpu Oyj	5,008
453	Sampo Oyj, Class A	11,717
152	SanomaWSOY Oyj	3,925
1,306	Stora Enso Oyj, Class R	17,867
92	TietoEnator Oyj	1,695
772	UPM-Kymmene Oyj	14,425
		191,267
	France—17.3%
166	Accor S.A.	12,535
42	Aeroports de Paris	4,651
311	Air France-KLM	8,565
170	Air Liquide S.A.	23,393
1,214	Alcatel-Lucent	7,531
393	Alliance Trust (The) PLC	2,641
92	Alstom	18,208
93	Arkema*	5,195
100	Atos Origin S.A.*	4,917
1,829	AXA S.A.	61,959
802	BNP Paribas	78,168
284	Bouygues S.A.	21,584
98	Cap Gemini S.A.	5,253
784	Carrefour S.A.	54,569
210	Casino Guichard-Perrachon S.A.	22,956
192	Christian Dior S.A.	20,982
187	CNP Assurances	22,579
426	Compagnie de Saint-Gobain	32,842
150	Compagnie Generale des Etablissements Michelin, Class B	14,232
1,472	Credit Agricole S.A.	44,657
44	Dassault Systemes S.A.	2,423
54	Eiffage S.A.	4,697
823	Electricite de France	84,712
85	Emporiki Bank of Greece S.A.	2,474
76	Essilor International S.A.	4,356
35	Eurazeo	3,672
3,218	France Telecom S.A.	112,539
707	Gaz de France	37,862
269	Groupe Danone	21,519
27	Hermes International	2,678
55	Imerys S.A.	4,225
103	JC Decaux S.A.	3,318
44	Klepierre	2,321
295	L’Oreal S.A.	36,017
179	Lafarge S.A.	27,944
155	Lagardere S.C.A	11,252
137	Legrand S.A.	4,146
231	LVMH Moet Hennessy Louis Vuitton S.A.	23,439
29	Mobistar S.A.	2,699

406	Natixis	$6,811
74	Pernod Ricard S.A.	7,806
172	PPR	23,908
707	PSA Peugeot Citroen	51,512
116	Publicis Groupe	4,139
363	Renault S.A.	40,734
256	Safran S.A.	4,154
703	Sanofi-Aventis	56,571
173	Schneider Electric S.A.	19,754
44	Societe BIC S.A.	2,726
57	Societe des Autoroutes Paris-Rhin-Rhone	6,165
358	Societe Generale	44,101
162	Societe Television Francaise 1	4,044
132	Sodexho Alliance S.A.	7,075
1,408	Suez S.A.	85,180
75	Technip S.A.	4,779
167	Thales S.A.	9,557
414	Thomson	4,990
2,657	Total S.A.	191,623
76	Unibail-Rodamco	17,807
178	Valeo S.A.	6,486
20	Vallourec S.A.	3,949
447	Veolia Environnement	36,268
249	Vinci S.A.	16,745
1,603	Vivendi S.A.	63,726
21	Wendel	2,081
		1,582,401
	Germany—15.4%
137	Adidas AG	8,617
439	Allianz SE	77,647
95	Altana AG	2,118
219	Arcandor AG*	4,030
549	BASF AG	70,890
708	Bayer AG	57,476
897	Bayerische Motoren Werke (BMW) AG	48,874
95	Beiersdorf AG	7,251
196	Celesio AG	11,390
486	Commerzbank AG	14,579
111	Continental AG	11,422
2,196	Daimler AG	169,690
514	Deutsche Bank AG	57,199
44	Deutsche Boerse AG	7,612
509	Deutsche Lufthansa AG	12,035
1,229	Deutsche Post AG	39,415
140	Deutsche Postbank AG	11,519
6,476	Deutsche Telekom AG	131,744
655	E.ON AG	119,867
21	Euler Hermes S.A.	2,191
51	Fraport AG	3,810
176	Fresenius Medical Care AG & Co. KGaA	8,980
38	Fresenius SE	3,007
178	Hannover Rueckversicherung AG	7,875
68	HeidelbergCement AG	10,101
95	Heidelberger Druckmaschinen AG	2,554

129	Henkel KGaA	$5,354
148	Hypo Real Estate Holding AG	4,589
643	Infineon Technologies AG*	6,445
120	Lanxess	4,122
128	Linde AG	16,577
110	MAN AG	13,409
96	Merck KGaA	11,783
472	Metro AG	38,325
225	Muenchener Rueckversicherungs - Gesellschaft AG	40,066
85	RTL Group	10,257
531	RWE AG	64,830
35	Salzgitter AG	5,406
348	SAP AG	16,591
778	Siemens AG	99,272
344	Suedzucker AG	7,243
659	ThyssenKrupp AG	31,945
574	TUI AG	12,315
478	Volkswagen AG	107,426
24	Wacker Chemie AG	5,112
		1,402,960
	Greece—0.8%
199	Alpha Bank A.E.	6,476
222	Coca-Cola Hellenic Bottling Co. S.A.	9,203
367	Hellenic Petroleum S.A.	5,445
473	Hellenic Telecommunications Organization S.A.	14,469
133	National Bank of Greece S.A.	7,916
214	OPAP S.A.	7,383
81	Piraeus Bank S.A.	2,550
414	Public Power Corp. S.A.	19,063
43	Titan Cement Co. S.A.	1,935
		74,440
	Ireland—0.5%
595	Allied Irish Banks PLC	13,113
188	Anglo Irish Bank Corp. PLC	2,616
633	Bank of Ireland	9,199
363	CRH PLC	13,580
255	Irish Life & Permanent PLC	4,040
131	Kerry Group PLC, Class A	3,504
398	Ryanair Holdings PLC*	2,240
		48,292
	Italy—7.6%
1,207	AEM SpA	4,798
711	Alleanza Assicurazioni SpA	8,974
1,135	Assicurazioni Generali SpA	47,793
382	Atlantia SpA	12,584
147	Autogrill SpA	2,457
830	Banca Carige SpA	3,979
2,040	Banca Monte dei Paschi di Siena SpA	9,394
273	Banca Popolare di Milano Scarl	3,409
373	Banco Popolare Scarl*	7,422

213	Benetton Group SpA	$2,881
29	Ciments Francais S.A.	4,346
8,974	Enel SpA	98,855
4,920	Eni SpA	157,273
1,207	Fiat SpA	27,896
312	Finmeccanica SpA	9,220
162	Fondiaria - Sai SpA	6,589
126	Gestevision Telecinco S.A.	2,685
459	Gruppo Editoriale L’Espresso SpA	1,830
1,750	IFIL Investments SpA	13,927
4,065	Intesa Sanpaolo	28,604
147	Italcementi SpA	2,895
175	Italcementi SpA Rnc	2,446
107	Lottomatica SpA	3,892
192	Luxottica Group SpA	5,401
1,117	Mediaset SpA	9,749
383	Mediobanca SpA	7,111
404	Mediolanum SpA	2,629
825	Parmalat SpA	2,950
7,732	Pirelli & C. SpA	7,996
435	RCS MediaGroup SpA	1,623
178	Saipem SpA	6,104
725	Saras SpA	3,666
3,309	Snam Rete Gas SpA	21,728
18,956	Telecom Italia SpA	57,115
8,545	Telecom Italia SpA Rnc	19,433
2,865	Terna-Rete Elettrica Nationale SpA	11,909
7,576	UniCredito Italiano SpA	55,356
452	Unione di Banche Italiane Scpa	11,210
837	Unipol Gruppo Finanziario SpA	2,338
		690,467
	Luxembourg—0.8%
704	ArcelorMittal	45,967
279	Banco Espirito Santo S.A.	4,862
28,742	Seat Pagine Gialle SpA	9,383
442	SES FDR	10,628
		70,840
	Netherlands—8.6%
1,805	Aegon N.V.	26,618
302	Akzo Nobel N.V.	22,062
125	ASML Holding N.V.	3,285
55	Corio N.V.	4,485
1,031	European Aeronautic Defence and Space Co.	26,012
97	Heineken Holding N.V.	4,900
194	Heineken N.V.	10,800
3,057	ING Groep N.V. CVA	98,127
1,575	Koninklijke (Royal) KPN N.V.	28,263
995	Koninklijke (Royal) Philips Electronics N.V.	38,569
2,557	Koninklijke Ahold N.V.	33,089
238	Koninklijke DSM N.V.	9,944
59	Pargesa Holding S.A.	5,767
55	Randstad Holding N.V.	2,082

117	Reed Elsevier N.V.	$2,115
5,799	Royal Dutch Shell PLC, Class A	206,474
4,467	Royal Dutch Shell PLC, Class B	154,874
523	SNS Reaal	9,788
257	TNT N.V.	9,425
2,552	Unilever N.V. CVA	82,333
178	Wolters Kluwer N.V.	5,044
		784,056
	Norway—2.2%
129	Aker Kvaerner ASA	2,347
1,397	DnB NOR ASA	17,869
1,230	Norsk Hydro ASA	14,332
278	Norske Skogindustrier ASA	1,553
898	Orkla ASA	11,536
4,890	StatoilHydro ASA	125,097
459	Storebrand ASA	3,636
847	Telenor ASA	17,084
143	Yara International ASA	6,702
		200,156
	Portugal—0.6%
224	Banco BPI S.A.	1,101
2,662	Banco Comercial Portugues S.A., Class R	8,218
365	Brisa-Auto-Estradas de Portugal S.A.	5,361
568	CIMPOR-Cimentos de Portugal, SGPS S.A.	4,419
2,935	Energias de Portugal S.A.	18,512
1,013	Portugal Telecom, SGPS S.A.	12,914
		50,525
	South Africa—0.0%
46	Mondi Ltd.	399

	Spain—5.4%
280	Abertis Infraestructuras S.A.	8,441
24	Acciona S.A.	6,028
168	Acerinox S.A.	3,928
127	ACS, Actividades de Construccion y Servicios S.A.	6,583
214	Altadis S.A.	15,937
2,382	Banco Bilbao Vizcaya Argentaria S.A.	49,622
524	Banco de Sabadell S.A.	4,880
288	Banco Espanol de Credito S.A.	4,904
736	Banco Popular Espanol S.A.	11,257
3,672	Banco Santander S.A.	64,317
224	Bankinter S.A.	3,433
200	Compania Espanola de Petroleos S.A.	20,728
145	Enagas	3,955
79	Fomento de Construcciones y Contratas S.A.	5,202
82	Gamesa Corporacion Tecnologica S.A.	3,075
309	Gas Natural SDG S.A.	16,850
36	Gecina S.A.	4,926
74	Grupo Ferrovial S.A.	4,710
3,913	Iberdrola S.A.	58,979

120	Industria de Diseno Textil S.A.	$5,952
1,266	Mapfre S.A.	5,098
29	Metrovacesa S.A.	3,544
1,615	Repsol YPF S.A.	51,004
89	Sacyr Vallehermoso S.A.	2,805
3,878	Telefonica S.A.	112,194
220	Union Fenosa S.A.	14,554
		492,906
	Sweden—2.9%
282	Assa Abloy AB, Class B	4,847
319	Atlas Copco AB, Class A	4,486
146	Atlas Copco AB, Class B	1,894
109	Boliden AB	975
567	Electrolux AB, Series B	8,772
298	Hennes & Mauritz AB, Class B	15,926
217	Holmen AB, Class B	7,155
291	Husqvarna AB, Class B	2,933
272	Industrivarden AB, Class A	4,091
119	Industrivarden AB, Class C	1,641
492	Investor AB, Class B	9,687
2,065	Nordea Bank AB	27,655
821	Sandvik AB	11,675
122	Scania AB, Class A	2,936
408	Scania AB, Class B	8,320
404	Securitas AB, Class B	4,909
492	Skandinaviska Enskilda Banken AB, Class A	11,014
464	Skanska AB, Class B	7,831
391	SKF AB, Class B	6,920
96	SSAB Svenskt Stal AB, Series A	2,490
67	SSAB Svenskt Stal AB, Series B	1,581
972	Svenska Cellulosa AB, Class B	15,417
624	Svenska Handelsbanken AB, Class A	17,308
422	Swedbank AB, Class A	10,749
211	Swedish Match AB	4,600
444	Tele2 AB, Class B	8,968
5,830	Telefonaktiebolaget LM Ericsson, Class B	13,028
3,219	TeliaSonera AB	28,169
550	Volvo AB, Class A	7,263
1,190	Volvo AB, Class B	15,806
		269,046
	Switzerland—6.4%
913	ABB Ltd.	22,562
176	Adecco S.A.	9,121
51	Baloise Holding AG	4,484
117	Ciba Specialty Chemicals AG	4,682
344	Clariant AG	2,731
183	Compagnie Financiere Richemont S.A., Class A	10,369
924	Credit Suisse Group	51,802
258	EFG Eurobank Ergasias S.A.	7,143
13	Geberit AG	1,786
4	Givaudan S.A.	3,910
185	Holcim Ltd.	17,843

71	Julius Baer Holding AG	$4,897
57	Kuehne & Nagel International AG	5,151
32	Lonza Group AG	4,060
268	Nestle S.A.	119,358
1,294	Novartis AG	65,029
282	Roche Holding AG	50,913
13	Roche Holding AG Br	2,577
42	Schindler Holding AG	2,486
29	Schindler Holding AG Participant Certificates	1,723
2	SGS S.A.	2,576
701	STMicroelectronics N.V.	8,656
14	Swatch Group AG-Bearer	3,734
43	Swatch Group AG-Registered	2,226
42	Swiss Life Holding	10,089
327	Swiss Re	24,242
60	Swisscom AG	23,707
58	Syngenta AG	15,242
34	Synthes, Inc.	4,320
1,375	UBS AG	56,192
155	Zurich Financial Services AG	43,734
		587,345
	United Kingdom—24.2%
251	3i Group PLC	4,676
476	Alliance & Leicester PLC	6,179
836	Anglo American PLC	45,704
553	Antofagasta PLC	7,173
726	Associated British Foods PLC	12,506
846	AstraZeneca PLC	35,218
3,326	Aviva PLC	41,293
2,397	BAE Systems PLC	22,158
5,768	Barclays PLC	53,894
641	BBA Aviation PLC	2,364
1,308	BG Group PLC	28,603
26,970	BP PLC	285,239
678	Bradford & Bingley PLC	3,326
1,219	British Airways PLC*	8,046
1,420	British American Tobacco PLC	50,672
732	British Energy Group PLC	7,545
271	British Land Co. PLC	5,441
456	British Sky Broadcasting Group PLC	4,986
8,995	BT Group PLC	46,315
328	Bunzl PLC	4,095
222	Burberry Group PLC	1,918
4,330	Cable & Wireless PLC	13,747
1,662	Cadbury Schweppes PLC	18,255
353	Carphone Warehouse Group (The) PLC	2,305
3,968	Centrica PLC	26,170
649	Cobham PLC	2,380
2,632	Compass Group PLC	16,534
256	Daily Mail & General Trust	2,682
1,818	Diageo PLC	36,576
2,776	DSG International PLC	4,167
605	Electrocomponents PLC	2,297
224	EMap PLC	4,095

272	Enterprise Inns PLC	$2,408
1,430	Experian Group Ltd.	12,516
594	Foreign & Colonial Investment Trust PLC	3,398
2,277	Friends Provident PLC	6,283
1,232	G4S PLC	5,358
1,005	GKN PLC	5,245
3,778	GlaxoSmithKline PLC	88,777
178	Hammerson PLC	4,013
1,371	Hays PLC	2,794
3,371	HBOS PLC	46,542
1,302	Home Retail Group PLC	7,325
10,388	HSBC Holdings PLC	155,194
231	ICAP PLC	3,102
315	Imperial Tobacco Group PLC	15,342
469	InterContinental Hotels Group PLC	7,212
265	International Personal Finance PLC	1,002
525	International Power PLC	4,164
3,413	ITV PLC	4,885
2,549	J Sainsbury PLC	20,067
193	Johnson Matthey PLC	7,129
196	Kazakhmys PLC	4,734
282	Kelda Group PLC	6,088
608	Kesa Electricals PLC	2,889
3,497	Kingfisher PLC	10,122
1,643	Ladbrokes PLC	9,783
328	Land Securities Group PLC	10,387
9,176	Legal & General Group PLC	24,098
252	Liberty International PLC	5,355
7,430	Lloyds TSB Group PLC	64,622
922	LogicaCMG PLC	1,975
60	Lonmin PLC	3,450
400	Man Group PLC	4,346
1,146	Marks & Spencer Group PLC	10,115
530	Mitchells & Butlers PLC	4,697
231	Mondi PLC	1,766
1,686	National Grid PLC	25,943
121	Next PLC	3,375
319	Northern Rock PLC	679
6,690	Old Mutual PLC	16,532
842	Pearson PLC	11,558
200	Persimmon PLC	3,066
134	Provident Financial PLC	2,160
2,668	Prudential PLC	33,972
690	Rank Group PLC	1,238
248	Reckitt Benckiser Group PLC	12,917
196	Reed Elsevier PLC	2,357
1,941	Rentokil Initial PLC	4,179
980	Reuters Group PLC	11,806
769	Rexam PLC	6,402
488	Rio Tinto PLC	48,080
930	Rolls-Royce Group PLC	8,713
4,269	Royal & Sun Alliance Insurance Group PLC	11,508
8,612	Royal Bank of Scotland Group PLC	65,401
642	SABMiller PLC	13,771
480	Sage Group (The) PLC	2,104
120	Schroders PLC	2,591

49	Schroders PLC Ntvg	$952
1,188	Scottish & Newcastle PLC	18,552
553	Scottish & Southern Energy PLC	16,798
324	Segro PLC	3,253
377	Severn Trent PLC	10,658
185	Shire PLC	3,271
1,507	Signet Group PLC	1,955
317	Smith & Nephew PLC	4,298
304	Smiths Group PLC	6,028
826	Standard Chartered PLC	27,341
539	Tate & Lyle PLC	5,213
4,934	Tesco PLC	40,903
1,386	Tomkins PLC	4,801
89	Travis Perkins PLC	2,047
408	Trinity Mirror PLC	2,658
2,657	Unilever PLC	87,313
253	United Business Media PLC	2,744
1,060	United Utilities PLC	15,004
67,919	Vodafone Group PLC	236,694
209	Whitbread PLC	5,651
444	William Hill PLC	3,588
1,824	William Morrison Supermarkets PLC	10,851
224	Witan Investment Trust PLC	1,917
519	Wolseley PLC	7,078
733	WPP Group PLC	8,969
217	Xstrata PLC	16,510
285	Yell Group PLC	1,881
		2,209,022
	United States—0.3%
450	Carnival PLC	19,404
355	Invesco Ltd.	9,663
92	Zardoya Otis S.A.	2,136
		31,203
	Total Common Stocks and Other Equity Interests (Cost $10,028,687)	9,097,819

	Preferred Stocks—0.7%
	Germany—0.7%
96	Fresenius SE	7,431
179	Henkel KGaA	8,097
7	Porsche AG	12,427
232	Volkswagen AG	31,911
		59,866
	Italy—0.0%
1,718	Unipol Gruppo Finanziario SpA	4,477
	Total Preferred Stocks (Cost $65,309)	64,343

	Money Market Fund—0.0%
3,934	Liquid Assets Portfolio Private Class** (Cost $3,934)	$3,934

	Total Investments (Cost $10,097,930)(a)—100.3%	9,166,096
	Liabilities in excess of other assets—(0.3%)	(26,636)

	Net Assets—100.0%	$9,139,460

* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $931,834 which consisted of aggregate gross unrealized appreciation of $94,705 and aggregate gross unrealized depreciation of $1,026,539.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Europe Small-Mid Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.7%
	Australia—0.1%
8,886	IBA Health Ltd.	$5,035

	Austria—2.5%
130	Agrana Beteiligungs AG	13,281
208	Andritz AG	10,166
1,166	Austrian Airlines AG*	9,150
129	Boehler-Uddeholm AG	12,988
408	CA Immobilien Anlagen AG*	8,373
169	Flughafen Wien AG	18,749
868	IMMOFINANZ AG	8,135
196	Mayr-Melnhof Karton AG	19,153
546	Meinl European Land Ltd*	6,912
408	Oesterreichische Post AG	14,643
142	RHI AG*	5,098
146	Semperit AG Holding	4,872
769	UNIQA Versicherungen AG	20,768
329	Zumtobel AG	9,742
		162,030
	Bahrain—0.0%
59	Homeserve PLC	1,938

	Belgium—3.3%
143	Ackermans & Van Haaren	13,923
13,101	Avis Europe PLC*	9,376
127	Barco N.V.	8,932
133	Befimmo S.C.A. Sicafi	14,387
293	Brederode S.A. Financiere	10,798
106	Cofinimmo	20,569
291	Compagnie Maritime Belge S.A.	21,909
416	Cumerio N.V. S.A.	18,262
540	Euronav S.A.	19,772
236	GIMV N.V.	15,546
71	Omega Pharma S.A.	3,302
560	Recticel S.A.	7,172
1,135	RHJ International*	13,679
524	Telenet Group Holding N.V.	14,485
483	Tessenderlo Chemie N.V.	20,696
		212,808
	Cyprus—0.1%
796	Attica Holdings S.A.	6,482

	Denmark—4.8%
52	ALK-Abello A/S	$5,649
100	Almindelig Brand A/S*	5,005
314	Auriga Industries, Class B	5,488
54	Bang & Olufsen A/S, Class B	3,330
196	Biomar Holding A/S	7,513
978	BW Gas ASA	9,526
133	Coloplast A/S, Class B	10,791
264	D/S Norden A/S	26,794
412	Dampskibsselskabet Torm A/S	12,970
111	Dfds A/S	14,617
950	DSV A/S	17,878
286	East Asiatic Co. Ltd. A/S	20,251
213	FLSmidth & Co. A/S	18,572
741	GN Store Nord	3,988
264	Jyske Bank A/S*	16,674
245	NKT Holding A/S	18,151
176	Novozymes A/S, Class B	13,458
74	Rockwool International A/S, Class B	13,022
288	Spar Nord Bank A/S	5,806
254	Sydbank A/S	9,030
79	Topdanmark A/S*	11,611
277	TrygVesta A/S	19,779
382	Vestas Wind Systems A/S*	36,191
93	William Demant Holding*	6,188
		312,282
	Finland—3.5%
669	Ahlstrom Oyj	16,740
699	Amer Sports Oyj, Class A	13,299
336	Cargotec Corp., Class B	14,054
1,418	Finnair Oyj	16,565
1,383	Huhtamaki Oyj	16,299
251	Konecranes Oyj	7,537
193	Lassila & Tikanoja Oyj	5,715
224	Lemminkainen Oyj	9,651
417	Nokian Renkaat Oyj	13,966
1,092	OKO Bank PLC, Class A	19,499
1,459	Oriola-KD Oyj, Class B	6,351
607	Orion Oyj, Class B	13,544
711	Sponda Oyj	8,232
470	Stockmann Oyj Abp, Class B	18,789
852	TietoEnator Oyj	15,693
557	Uponor Oyj	13,731
645	YIT Oyj	13,436
		223,101
	France—10.1%
1,210	Altran Technologies S.A.*	6,718
428	Beneteau S.A.	9,765
7,441	Beni Stabili SpA	7,514
160	BioMerieux	15,922
82	Bonduelle S.C.A.	9,786
252	Bourbon S.A.	14,846

1,264	Bull S.A.*	$5,165
475	Business Objects S.A.*	29,686
1,057	Canal Plus	11,378
132	Carbone Lorraine	6,903
77	Cie Generale de Geophysique-Veritas	17,816
184	Clarins	12,575
193	Club Mediterranee*	9,147
142	Compagnie des Alpes	6,494
286	Compagnie Plastic-Omnium S.A.	12,509
402	Dassault Systemes S.A.	22,142
1,710	Derichebourg*	9,874
514	Emporiki Bank of Greece S.A.	14,962
277	Etablissements Maurel et Prom	4,798
108	Etam Developpement S.A.	3,016
29,824	Euro Disney S.C.A. - Non-Registered*	3,974
527	Euro Disney S.C.A. - Registered*	5,758
580	Eutelsat Communications	15,269
183	Fimalac	9,318
41	Financiere Tradition	7,221
100	Fonciere Des Regions	13,111
452	Gemalto N.V.*	11,932
85	Geodis	10,571
327	Groupe Partouche*	4,788
162	Groupe Steria S.C.A.	4,356
70	Guyenne et Gascogne S.A.	9,949
4,231	Havas S.A.	18,793
394	Heracles General Cement Co.	9,637
173	Icade	21,964
54	Iliad S.A.	4,797
314	Ipsen	17,300
205	IPSOS	5,646
117	Kaufman & Broad S.A.	4,433
82	LISI	7,123
206	Manitou BF S.A.	8,754
277	Mercialys S.A.	10,245
267	Mobistar S.A.	24,854
97	Neopost S.A.	9,742
136	Nexity	6,119
107	Norbert Dentressangle	8,900
572	NRJ Group	5,175
70	Pierre & Vacances	7,291
23	Puma AG Rudolf Dassler Sport	8,181
319	Remy Cointreau S.A.	19,001
86	Rubis	7,366
223	Saft Groupe S.A.	8,416
1,407	SCOR SE	28,831
83	Societe Immobiliere de Location pour l’Industrie et le Commerce	11,038
70	Sperian Protection	6,537
59	Spir Communication	5,416
348	Teleperformance	10,727
106	Trigano S.A.	4,164
192	UbiSoft Entertainment S.A.*	17,150
69	Vilmorin & Cie	10,900

311	Zodiac S.A.	$15,697
		651,460
	Germany—8.5%
383	Aareal Bank AG	12,816
178	AWD Holding AG	7,814
230	Bechtle AG	7,424
507	Comdirect Bank AG	5,780
107	Demag Cranes AG	4,279
271	Deutsche Euroshop AG	9,662
707	Deutz AG*	6,459
364	Douglas Holding AG	18,211
394	Duerr AG*	12,023
102	ElringKlinger AG	10,257
913	Epcos AG	12,342
764	ERGO Previdenza SpA	4,411
174	Fielmann AG	9,738
81	Fuchs Petrolub AG	6,548
187	GFK AG	6,811
243	Indus Holding AG	7,437
388	IVG Immobilien AG	13,040
1,299	Jenoptik AG*	9,905
817	Kloeckner-Werke AG	18,133
286	Koenig & Bauer AG	6,987
242	Krones AG	18,589
456	KUKA AG	14,300
268	Leoni AG	11,011
1,661	Medion AG*	38,488
911	Merchants Trust (The) PLC	7,697
491	MLP AG	7,648
75	MPC Muenchmeyer Petersen Capital AG	4,765
428	MTU Aero Engines Holding AG	22,680
718	MVV Energie AG	33,487
739	Norddeutsche Affinerie AG	32,026
239	Pfleiderer AG	5,223
655	Praktiker Bau- und Heimwerkermaerkte Holding AG	13,800
408	Premiere AG*	8,965
38	Rational AG	6,966
509	Rhoen Klinikum AG	13,482
338	SGL Carbon AG*	16,855
158	Sixt AG	6,064
91	Software AG	6,836
228	Stada Arzneimittel AG	14,195
391	Takkt AG	6,252
3,017	Thiel Logistik AG*	9,291
4,138	Thomas Cook Group PLC*	21,820
378	United Internet AG	7,119
121	Vossloh AG	14,780
203	Wincor Nixdorf AG	15,545
		547,961

	Gibraltar—0.1%
9,570	PartyGaming PLC*	$4,947

	Greece—1.8%
2,450	Agricultural Bank of Greece	13,131
637	Athens Water Supply & Sewage (The) Co. S.A.	9,997
94	Babis Vovos International Construction S.A.*	2,636
876	Elval Aluminium Process Co.	3,606
224	Hellenic Duty Free Shops S.A.	3,675
694	Hellenic Technodomiki Tev S.A.	8,734
1,314	Intracom Holdings S.A.	4,961
402	Intralot S.A.-Integrated Lottery Systems & Services	6,642
616	Motor Oil (Hellas) Corinth Refineries S.A.	11,674
123	Mytilineos Holdings S.A.	1,785
488	Piraeus Bank S.A.	15,361
646	Sidenor Steel Products Manufacturing Co. S.A.	8,761
4,536	Technical Olympic S.A.	5,239
261	Titan Cement Co. S.A.	11,748
963	Viohalco	10,009
		117,959
	India—0.4%
699	Vedanta Resources PLC	25,013

	Ireland—1.9%
520	C&C Group PLC	3,449
497	DCC PLC	13,638
141	FBD Holdings PLC	5,929
9,075	Fyffes PLC	12,362
2,830	Glanbia PLC	18,772
1,003	Grafton Group PLC	7,796
2,203	Greencore Group PLC	13,308
475	Iaws Group PLC	9,638
5,010	Independent News & Media PLC	16,861
466	Kingspan Group PLC	6,430
1,404	United Drug PLC	8,086
91,657	Waterford Wedgwood PLC*	2,714
		118,983
	Italy—7.2%
535	AcegasAps SpA	4,951
630	Ansaldo STS SpA*	7,863
825	Astaldi SpA	5,216
1,355	Autogrill SpA	22,650
609	Autostrada Torino-Milano SpA	11,424
270	Banca Italease SpA	2,956
352	Banca Popolare dell’Etruria e del Lazio	4,638
702	Banco di Desio e della Brianza SpA	6,236
540	Brembo SpA	7,324
1,113	Bulgari SpA	12,730
1,403	Caltagirone Editore SpA	8,039
1,120	Caltagirone SpA	8,864
3,558	Cam Finanziaria SpA	7,196
972	Cementir SpA	7,887

14,331	Cofide SpA	$18,205
1,381	Credito Artigiano SpA	7,049
3,281	Cremonini SpA	10,687
151	Danieli & Co. SpA	3,868
379	Danieli & Co. SpA Rnc	7,480
1,422	Davide Campari-Milano SpA	11,643
307	Esprinet SpA	2,800
534	Finnlines Oyj	10,484
5,913	Gemina SpA	9,823
5,215	GreenergyCapital SpA*	55
4,258	Gruppo Editoriale L’Espresso SpA	16,975
5,793	Hera SpA	24,037
2,223	Impregilo SpA*	11,981
1,311	Indesit Co. SpA	18,304
833	Interpump Group SpA	7,523
3,400	Iride SpA	10,937
5,215	KME Group SpA*	9,343
32	Lenzing AG	15,630
750	Marazzi Group SpA	7,079
589	MARR SpA	5,974
328	Permasteelisa SpA	5,342
1,320	Piccolo Credito Valtellinese Scarl	17,316
250	Pirelli & C Real Estate SpA	9,876
4,065	RCS MediaGroup SpA	15,167
1,117	Recordati SpA	9,493
578	Risanamento SpA	2,484
2,802	Safilo Group SpA	8,048
3,089	Sirti SpA*	12,086
1,582	Societa Iniziative Autostradali e Servizi SpA	21,444
1,181	Sogefi SpA	8,323
4,528	Sorin SpA*	8,313
31,593	Telecom Italia Media SpA	7,751
2,018	Tiscali SpA*	4,129
94	Tod’s SpA	5,500
		463,123
	Liechtenstein—0.4%
181	Liechtenstein Landesbank	15,521
38	Verwalt & Privat-Bank AG	8,795
		24,316
	Luxembourg—0.4%
6,244	COLT Telecom Group S.A.*	18,309
259	Generale de Sante	7,397
		25,706
	Netherlands—5.4%
378	Aalberts Industries N.V.	6,487
114	Arcadis N.V.	6,910
324	ASM International N.V.	6,116
435	Boskalis Westminster CVA	23,283
375	Draka Holding	9,850
208	Eurocommercial Properties N.V. CVA	10,890

262	Fugro N.V. CVA	$17,685
314	Heijmans N.V. CVA	10,972
263	Hunter Douglas N.V.	16,978
717	Imtech N.V.	14,501
152	Intervest Offices	6,493
195	KAS Bank N.V. CVA	6,233
377	Koninklijke Vopak N.V.	18,884
1,559	Koninklijke Wessanen N.V.	22,897
341	Nutreco Holding N.V.	21,705
510	OPG Groep N.V. CVA	13,214
601	Qiagen N.V.*	12,057
551	SBM Offshore N.V.	15,753
271	Sligro Food Group N.V.	10,525
89	Smit Internationale N.V.	7,304
304	Stork N.V.	21,749
5,893	Super De Boer*	33,067
265	USG People N.V.	5,446
1,303	Van der Moolen Holding N.V.	5,267
314	Vastned Offices/Industrial	9,308
176	Vastned Retail N.V.	17,147
		350,721
	Norway—2.1%
1,318	Aker Yards A/S	11,566
417	Cermaq ASA	4,158
349	Ekornes ASA	5,965
168	Fred Olsen Energy ASA	8,182
518	Golar LNG Ltd.	10,567
683	Hafslund ASA, Class B	13,556
464	Odfjell SE, Class B	5,287
858	Petroleum Geo-Services ASA	17,976
706	ProSafe SE	9,926
333	Schibsted ASA	9,945
1,006	Sparebank 1 SR Bank	11,000
649	Sparebanken Midt-Norge	7,902
288	TGS Nopec Geophysical Co. ASA*	3,440
794	Tomra Systems ASA	4,669
1,203	Veidekke ASA	10,480
		134,619
	Portugal—1.7%
1,006	Banif, SGPS S.A.	4,811
4,368	Jeronimo Martins, SGPS S.A.	35,473
1,218	Mota Engil, SGPS S.A.	7,520
2,649	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	35,104
2,868	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	8,493
1,103	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	12,803
988	Sonae Industria-SGPS S.A.*	6,670
		110,874
	Singapore—0.1%
2,380	BW Offshore Ltd.*	7,479

	Spain—4.5%
379	Abengoa S.A.	$11,823
588	Antena 3 de Television S.A.	8,192
213	Banco de Valencia S.A.	11,133
11	Banco de Valencia S.A.*	575
371	Banco Guipuzcoano S.A.	5,504
565	Banco Pastor S.A.	10,080
602	Campofrio Alimentacion S.A.*	7,550
156	Cementos Portland Valderrivas S.A.	14,009
365	Cia de Distribucion Integral Logista S.A.	28,696
533	Cie Automotive S.A.	4,025
1,028	Cintra Concesiones de Infraestructuras de Transporte S.A.	14,749
228	Corp. Financiera Alba	13,216
752	Gamesa Corporacion Tecnologica S.A.	28,202
307	Grupo Catalana Occidente S.A.	9,086
990	Grupo Empresarial Ence S.A.	8,619
492	Indra Sistemas S.A.	12,566
642	NH Hoteles S.A.*	9,154
411	Obrascon Huarte Lain S.A.	12,913
878	Promotora de Informaciones S.A.	13,780
325	Prosegur, Compania de Seguridad S.A.	11,443
367	Sogecable S.A.*	15,079
762	Sol Melia S.A.	10,921
423	SOS Cuetara S.A.	8,705
131	Tecnicas Reunidas S.A.	7,855
1,667	Uralita S.A.	12,884
		290,759
	Sweden—5.4%
476	AarhusKarlshamn AB	8,944
371	Alfa Laval AB	19,624
533	Axfood AB	20,115
638	Bilia AB, Class A	9,222
863	Billerud AB	7,889
1,118	Boliden AB	10,002
736	Brostrom AB, Class B	5,751
419	Cardo AB	10,411
1,088	Castellum AB	12,199
714	D Carnegie AB	10,181
972	Eniro AB	7,974
1,285	Fabege AB	12,149
794	Getinge AB, Class B	18,395
625	Gunnebo AB	5,567
355	Hakon Invest AB	6,463
251	Haldex AB	3,481
842	Hexagon AB, Class B	14,605
336	Hoganas AB, Class B	6,301
1,305	Hufvudstaden AB, Class A	12,542
413	JM AB	7,680
1,165	Kinnevik Investment AB, Class B	22,847
730	Kungsleden AB	7,843
955	Latour Investment AB, Class B	12,946
747	Lundin Petroleum AB*	7,296
203	Modern Times Group AB, Class B	12,102
795	Nobia AB	5,528

427	OMX AB	$17,582
517	Oresund Investment AB	9,452
1,307	Peab AB	11,897
639	Peab Industri AB, Class B*	4,593
736	Ratos AB, Class B	18,632
357	Wallenstam Byggnads AB, Class B	6,248
		346,461
	Switzerland—8.2%
44	Absolute Private Equity AG	4,884
81	Allreal Holding AG	9,889
3	Bank Sarasin & Cie AG, Class B	12,409
36	Banque Cantonale Vaudoise	15,270
29	Barry Callebaut AG*	22,541
229	Basler Kantonalbank	24,304
107	BB Biotech AG	8,041
105	BB Medtech AG	5,615
6	Bell Holding AG	10,014
75	Bucher Industries AG	16,528
88	Charles Voegele Holding AG	6,216
4	Conzzeta Holding AG	7,875
137	Daetwyler Holding AG	7,965
385	EFG International	11,396
73	Emmi AG	9,424
180	EMS-Chemie Holding AG	24,382
18	Energiedienst Holding AG	10,191
98	Fastweb	3,079
27	Flughafen Zuerich AG	9,510
25	Forbo Holding AG	15,675
35	Galenica AG	11,780
117	Geberit AG	16,075
31	Georg Fischer AG	13,378
4	Jelmoli Holding AG	8,852
24	Kuoni Reisen Holding AG	10,844
2	Lindt & Spruengli AG	6,176
496	Logitech International S.A.*	14,901
66	Luzerner Kantonalbank	15,869
575	Micronas Semiconductor Hold*	4,098
29	Nobel Biocare Holding AG	7,093
24	OC Oerlikon Corp. AG	8,669
156	Panalpina Welttransport Holding AG	23,821
326	PSP Swiss Property AG	18,337
27	PubliGroupe AG	7,239
40	Rieter Holding AG	14,283
84	Schmolz + Bickenbach AG	6,034
12	Schweizerische National-Versicherungs-Gesellschaft	8,730
11	Sika AG	17,040
77	Sonova Holding AG	6,781
30	St. Galler Kantonalbank	13,444
27	Straumann Holding AG	6,870
14	Sulzer AG	14,652
183	Swiss Prime Site AG	10,293
49	Valora Holding AG	11,295

353	Vontobel Holding AG	$13,834
		525,596
	Taiwan, Republic of China—0.1%
934	Perlos Oyj	6,928

	United Kingdom—26.1%
1,241	Abbot Group PLC	9,449
2,251	Aberdeen Asset Management PLC	6,366
609	Aberforth Smaller Companies Trust PLC	6,828
594	Acergy S.A.	10,742
535	Admiral Group PLC	10,423
4,598	Aegis Group PLC	10,192
1,053	Aga Foodservice Group PLC	6,803
1,271	Aggreko PLC	13,442
1,255	Alfred McAlpine PLC	12,512
4,314	Amlin PLC	22,813
4,167	ARM Holdings PLC	9,609
3,382	Ashtead Group PLC	5,295
537	Atkins WS PLC	11,444
913	Babcock International Group	10,101
797	Bankers Investment Trust (The) PLC	6,179
841	Bellway PLC	13,258
1,507	Benfield Group Ltd.	7,977
814	Berkeley Group Holdings PLC	16,296
1,923	Biffa PLC	11,622
2,698	Bodycote International PLC	9,453
839	Bovis Homes Group PLC	10,124
937	Brit Insurance Holdings PLC	4,205
3,321	British Assets Trust PLC	8,401
767	British Empire Securities and General Trust PLC	6,648
2,182	Brixton PLC	15,161
725	BSS Group PLC	5,016
374	Burren Energy PLC	9,130
187	Cairn Energy PLC	9,536
424	Caledonia Investments PLC	16,605
106	Candover Investments PLC	4,330
538	Capita Group PLC	7,000
300	Capital & Regional PLC	2,770
2,115	Carillion PLC	13,245
501	Carpetright PLC	7,838
3,222	Carphone Warehouse Group (The) PLC	21,042
1,378	Catlin Group Ltd.	9,951
2,357	Cattles PLC	13,261
510	Charter PLC*	7,011
1,696	City of London Investment Trust (The) PLC	9,104
992	Close Brothers Group PLC	16,270
490	CLS Holdings PLC*	3,529
5,948	Cobham PLC	21,816
1,632	Collins Stewart PLC	4,477
3,713	Computacenter PLC	12,253
1,703	Cookson Group PLC	18,671
665	Croda International PLC	6,458
1,461	Dairy Crest Group PLC	15,612
341	Dana Petroleum PLC*	8,989

2,197	Davis Service Group (The) PLC	$22,078
1,020	De La Rue PLC	18,331
2,947	Delta PLC	5,961
210	Derwent London PLC	5,703
15,734	Dimension Data Holdings PLC	16,265
310	Drax Group PLC*	3,112
6,289	DS Smith PLC	19,629
1,266	Dunedin Income Growth Investment Trust PLC	5,789
1,610	easyJet PLC*	14,899
135	Electra Private Equity PLC	4,267
4,021	Elementis PLC	4,956
2,141	Enodis PLC	6,023
6,242	F&C Asset Management PLC	23,267
3,643	Fiberweb PLC	4,110
1,735	Filtrona PLC	6,622
521	Findel PLC	5,489
213	Forth Ports PLC	8,719
6,838	Galiform PLC	10,501
2,391	Galliford Try PLC	3,601
2,318	Game Group PLC	9,205
2,081	GCAP Media PLC	7,716
259	Go-Ahead Group PLC	11,153
918	Great Portland Estates PLC	8,815
829	Greene King PLC	12,286
91	Greggs PLC	7,929
1,278	Halfords Group PLC	7,330
2,364	Halma PLC	9,693
650	Headlam Group PLC	5,279
995	Helical Bar PLC	7,616
2,826	Henderson Group PLC	5,871
2,370	Hiscox Ltd.	13,004
6,253	HMV Group PLC	15,818
378	Holidaybreak PLC	4,576
60	Hugo Boss AG	3,200
933	Hunting PLC	12,742
2,110	ICAP PLC	28,334
1,593	Informa PLC	12,351
1,686	Inmarsat PLC	16,273
295	Intermediate Capital Group PLC	8,334
1,526	Interserve PLC	12,651
521	Intertek Group PLC	9,068
1,898	Jardine Lloyd Thompson Group PLC	13,055
3,176	JJB Sports PLC	7,056
1,046	John Menzies PLC	11,229
2,632	John Wood Group PLC	19,831
1,156	Johnson Service Group PLC	632
2,108	Johnston Press PLC	10,382
617	JPMorgan Fleming Mercantile Investment Trust PLC	12,511
403	Keller Group PLC	4,270
268	Kier Group PLC	6,228
1,180	Laird Group PLC	11,436
843	Law Debenture Corp. PLC	5,606
724	London Stock Exchange Group PLC	24,339
2,054	Lookers PLC	3,553
645	Luminar Group Holdings PLC	4,446
102	Mapeley Ltd.	2,863

1,517	Marshalls PLC	$7,502
2,571	Marston’s PLC	13,979
1,579	Mcbride PLC	3,045
3,427	Meggitt PLC	19,434
777	Michael Page International PLC	3,970
886	Minerva PLC	2,457
3,152	Misys PLC	10,903
1,663	Mitie Group	7,976
1,292	Monks Investment Trust (The) PLC	8,059
1,984	Morgan Crucible Co.	7,612
403	Morgan Sindall PLC	7,247
548	Murray Income Trust PLC	6,738
763	Murray International Trust PLC, Class O	9,814
1,827	N Brown Group PLC	8,826
1,209	Northumbrian Water Group PLC	8,460
74	Paragon Group of Cos. PLC	194
9,907	Pendragon PLC	5,859
750	Petrofac Ltd.	7,641
4,304	Premier Farnell PLC	12,086
2,746	Premier Foods PLC	7,288
395	Premier Oil PLC*	10,193
3,080	PZ Cussons PLC	11,695
3,478	QinetiQ PLC	13,241
509	Quintain Estates & Development PLC	5,029
1,182	Redrow PLC	6,785
2,777	Regus Group PLC*	3,975
624	RIT Capital Partners PLC	13,038
371	Rotork PLC	6,033
1,222	RPC Group PLC	4,178
4,377	Sage Group (The) PLC	19,187
1,393	Scottish Investment Trust PLC	12,891
1,641	Scottish Mortgage Investment Trust PLC	19,509
1,799	Serco Group PLC	14,887
523	Shaftesbury PLC	5,479
2,373	Shanks Group PLC	10,025
845	SIG PLC	14,111
14,520	SMG PLC	4,402
3,279	Smiths News PLC	6,812
675	Spectris PLC	9,205
492	Spirax-Sarco Engineering PLC	8,788
7,721	Spirent Communications PLC*	8,327
1,654	SSL International PLC	17,116
1,818	St. Ives PLC	8,963
1,427	St. James’s Place PLC	7,255
507	St. Modwen Properties PLC	4,969
943	Stolt-Nielsen S.A.	23,743
332	Svg Capital PLC	4,861
2,648	Taylor Nelson Sofres PLC	9,278
1,587	TDG PLC	6,428
534	Temple Bar Investment Trust PLC	7,277
1,844	Templeton Emerging Markets Investment Trust PLC, Class O	14,801
2,059	Thus Group PLC*	4,830
1,114	TR Property Investment Trust PLC	4,086
549	TR Property Investment Trust PLC	917
2,269	TT electronics PLC	4,060
1,050	Tullett Prebon PLC	10,792

1,477	Tullow Oil PLC	$17,530
674	UK Coal PLC	5,738
242	Ultra Electronics Holdings	5,340
112	Union Financiere de France BQE S.A.	5,240
3,279	Uniq PLC	7,953
996	VT Group PLC	12,771
1,369	Weir Group (The) PLC	20,208
795	Wetherspoon (J.D.) PLC	5,393
1,937	WH Smith PLC	12,987
1,597	Wincanton PLC	11,406
2,112	Witan Investment Trust PLC	18,075
2,033	Yule Catto & Co. PLC	5,699
		1,679,856
	United States—1.0%
1,857	Edinburgh Investment Trust (The) PLC	15,468
268	Fidelity European Values PLC	6,463
1,178	JPMorgan Japanese Investment Trust PLC	4,145
442	Kloeckner & Co. AG	17,984
806	Merrill Lynch World Mining Trust PLC	9,582
1,361	Perpetual Income and Growth Investment Trust PLC, Class O	6,121
550	Savills PLC	3,187
		62,950
	Total Common Stocks and Other Equity Interests (Cost $7,245,853)	6,419,387

	Preferred Stocks—0.5%
	Germany—0.4%
60	Fuchs Petrolub AG	4,531
458	Jungheinrich AG	14,186
164	Sixt AG	4,856
		23,573
	United Kingdom —0.1%
142	Hugo Boss AG	7,613

	Total Preferred Stocks (Cost $39,359)	31,186

	Rights—0.0%
	Italy—0.0%
5,215	Greenenergy Capital, expiring 02/26/2008*	55
2,018	Tiscali Spa, expiring 02/04/2008*	396
		451

	United Kingdom—0.0%
1,837	Paragon Group Companies PLC, expiring 02/18/2008*	$1,232
65	Intermediate Capital Group PLC, expiring 02/07/2008*	336
		1,568
	Total Rights (Cost $0)	2,019

	Warrants—0.0%
	France—0.0%
88	Carbone Lorraine, expiring 11/30/2012* (Cost $0)	0

	Money Market Funds—0.2%
1,724	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	1,724
13,249	Liquid Assets Portfolio Private Class**	13,249

	Total Money Market Funds (Cost $14,973)	14,973

	Total Investments
	(Cost $7,300,185)(a)—100.4%	6,467,565
	Liabilities in excess of other assets—(0.4%)	(24,912)

	Net Assets—100.0%	$6,442,653

* Non-income producing security.
** Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $832,620 which consisted of aggregate gross unrealized appreciation of $97,633 and aggregate gross unrealized depreciation of $930,253.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—23.0%
1,000	Aisin Seiki Co. Ltd.	$40,064
200	Aoyama Trading Co. Ltd.	4,552
200	Benesse Corp.	8,313
2,000	Bosch Corp. (Germany)	8,536
3,100	Bridgestone Corp.	52,656
2,000	Calsonic Kansei Corp.	8,553
700	Canon Marketing Japan, Inc.	11,469
500	Casio Computer Co. Ltd.	5,285
4,600	Daiei (The), Inc*	22,858
2,000	Daihatsu Motor Co. Ltd.	20,539
300	Daito Trust Construction Co. Ltd.	16,301
2,000	Daiwa House Industry Co. Ltd.	28,094
2,000	Denso Corp.	72,373
6	Dentsu, Inc.	14,011
400	EDION Corp.	4,526
200	Fast Retailing Co. Ltd.	14,924
6,000	Fuji Heavy Industries Ltd.	24,091
7	Fuji Television Network, Inc.	11,128
100	Funai Electric Co. Ltd.	3,789
1,000	H2O Retailing Corp.	7,171
2,500	Haseko Corp.*	4,255
700	Heiwa Corp.	5,905
5,100	Honda Motor Co. Ltd.	157,741
600	Isetan Co. Ltd.	7,108
6,000	Isuzu Motors Ltd.	25,721
400	Izumi Co. Ltd.	5,933
2,000	J Front Retailing Co. Ltd.*	12,866
1,000	Koito Manufacturing Co. Ltd.	14,489
200	Makita Corp.	7,497
1,500	Marui Group Co. Ltd.	13,273
8,000	Matsushita Electric Industrial Co. Ltd.	170,634
6,000	Mazda Motor Corp.	25,518
26,000	Mitsubishi Motors Corp.*	43,323
3,000	Mitsukoshi Ltd.	11,925
1,000	NHK Spring Co. Ltd.	8,523
1,000	Nikon Corp.	27,810
90	Nippon Television Network Corp.	11,933
17,000	Nissan Motor Co. Ltd.	158,809
1,000	Nisshinbo Industries, Inc.	10,770
600	NOK Corp.	12,273
1,000	Onward Holdings Co. Ltd.	10,130
200	Oriental Land Co. Ltd.	11,809
1,300	Pioneer Corp.	9,549
200	Sankyo Co. Ltd.	10,713
30,000	Sanyo Electric Co. Ltd.	40,492
500	Sega Sammy Holdings, Inc.	5,873
2,000	Sekisui Chemical Co. Ltd.	13,144
2,000	Sekisui House Ltd.	22,418
3,000	Sharp Corp.	52,266
100	Shimamura Co. Ltd.	8,197
200	Shimano, Inc.	7,764
3,500	Sony Corp.	165,374
400	Stanley Electric Co. Ltd.	8,075

1,000	Sumitomo Forestry Co. Ltd.	$7,517
1,000	Sumitomo Rubber Industries Ltd.	8,911
1,600	Suzuki Motor Corp.	40,241
1,000	Takashimaya Co. Ltd.	10,676
400	Toho Co. Ltd.	9,793
300	Tokyo Broadcasting System, Inc.	6,873
3,000	Toyobo Co. Ltd.	6,552
400	Toyoda Gosei Co. Ltd.	13,025
800	Toyota Auto Body Co. Ltd.	12,448
800	Toyota Industries Corp.	31,227
7,200	Toyota Motor Corp.	389,889
3	TV Asahi Corp.	4,389
6,000	Victor Co. of Japan Ltd.	11,456
130	Yamada Denki Co. Ltd.	13,927
600	Yamaha Corp.	12,358
800	Yamaha Motor Co. Ltd.	18,368
2,000	Yokohama Rubber (The) Co. Ltd.	11,302
		2,090,295
	Consumer Staples—5.3%
2,700	Aeon Co. Ltd.	32,765
2,000	Ajinomoto Co., Inc.	21,319
1,900	Asahi Breweries Ltd.	33,580
400	Coca-Cola West Holdings Co. Ltd.	8,541
1,000	Ezaki Glico Co. Ltd.	10,750
300	FamilyMart Co. Ltd.	8,916
400	House Foods Corp.	7,106
21	Japan Tobacco, Inc.	111,468
1,000	Kao Corp.	30,264
1,000	Kikkoman Corp.	12,230
3,000	Kirin Holdings Co. Ltd.	48,108
300	Lawson, Inc.	10,706
1,000	Lion Corp.	4,418
1,000	Meiji Dairies Corp.	5,391
2,000	Meiji Seika Kaisha Ltd.	8,758
1,000	Nichirei Corp.	4,703
1,000	Nippon Meat Packers, Inc.	11,283
1,000	Nisshin Seifun Group, Inc.	9,887
300	Nissin Food Products Co. Ltd.	9,978
1,000	Q.P. Corp.	9,647
500	Ryoshoku Ltd.	9,602
1,000	Sapporo Holdings Ltd.	8,041
1,000	Shiseido Co. Ltd.	23,614
100	Unicharm Corp.	6,612
1,000	UNY Co. Ltd.	7,859
300	Yakult Honsha Co. Ltd.	8,112
2,000	Yamazaki Baking Co. Ltd.	17,363
		481,021
	Energy—2.6%
8,000	Cosmo Oil Co. Ltd.	27,300
6	INPEX Holdings, Inc.	57,267
100	Japan Petroleum Exploration Co. Ltd.	6,315
4,500	Nippon Mining Holdings, Inc.	26,676
10,000	Nippon Oil Corp.	67,849
2,700	Showa Shell Sekiyu K.K.	23,645

3,000	TonenGeneral Sekiyu K.K. (United States)	$26,054
		235,106
	Financials—10.2%
1,000	77 Bank (The) Ltd.	6,234
880	Acom Co. Ltd.	22,078
900	Aiful Corp.	18,695
2,000	Aioi Insurance Co. Ltd.	9,765
1,000	Bank of Kyoto (The) Ltd.	11,991
2,000	Bank of Yokohama (The) Ltd.	13,108
1,000	Chiba Bank (The) Ltd.	7,457
1,000	Chugoku Bank (The) Ltd.	14,291
1,000	Chuo Mitsui Trust Holdings, Inc.	6,972
602	Citigroup, Inc. (United States)*	16,419
500	Credit Saison Co. Ltd.	14,591
2,000	Daiwa Securities Group, Inc.	17,926
2,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	6,073
2,000	Fukuoka Financial Group, Inc.	12,251
1,000	Gunma Bank (The) Ltd.	6,957
1,000	Hachijuni Bank (The) Ltd.	6,881
1,000	Hiroshima Bank (The) Ltd.	5,475
400	Hitachi Capital Corp.	5,351
1,000	Iyo Bank (The) Ltd.	10,171
2,000	Joyo Bank (The) Ltd.	11,423
300	Leopalace21 Corp.	7,340
1,500	Millea Holdings, Inc.	57,165
1,000	Mitsubishi Estate Co. Ltd.	26,924
10,215	Mitsubishi UFJ Financial Group, Inc.	101,266
1,870	Mitsubishi UFJ Lease & Finance Co. Ltd.	70,543
1,000	Mitsui Fudosan Co. Ltd.	23,202
3,000	Mitsui Sumitomo Insurance Co. Ltd.	31,097
10	Mizuho Financial Group, Inc.	46,958
2,000	NIPPONKOA Insurance Co. Ltd.	18,408
1,000	Nissay Dowa General Insurance Co. Ltd.	5,322
3,200	Nomura Holdings, Inc.	46,779
2,500	Orient Corp.	3,788
170	ORIX Corp.	29,362
850	Promise Co. Ltd.	27,896
1,000	San-in Godo Bank (The) Ltd.	8,039
1	Sapporo Hokuyo Holdings, Inc.	8,365
40	SFCG Co. Ltd.	6,001
1,000	Shinko Securities Co. Ltd.	3,927
3,000	Shinsei Bank Ltd.	13,925
1,000	Shizuoka Bank (The) Ltd.	11,060
2,000	Sompo Japan Insurance, Inc.	18,244
7	Sumitomo Mitsui Financial Group, Inc.	56,190
2,000	Sumitomo Trust & Banking (The) Co. Ltd.	12,878
450	T&D Holdings, Inc.	24,134
930	Takefuji Corp.	26,731
1,000	Tokyu Land Corp.	8,115
1,000	Yamaguchi Financial Group, Inc.	13,504
		931,272
	Health Care—3.2%
200	Alfresa Holdings Corp.	12,336
600	Astellas Pharma, Inc.	26,031
600	Chugai Pharmaceutical Co. Ltd. (Switzerland)	7,929
900	Daiichi Sankyo Co. Ltd.	27,018
400	Eisai Co. Ltd.	16,558
1,000	Kyowa Hakko Kogyo Co. Ltd.	10,040

900	Mediceo Paltac Holdings Co. Ltd.	$14,959
1,000	Mitsubishi Tanabe Pharma Corp.	12,086
200	Ono Pharmaceutical Co. Ltd.	9,867
1,000	Shionogi & Co. Ltd.	18,786
400	Suzuken Co. Ltd.	14,620
1,000	Taisho Pharmaceutical Co. Ltd.	20,843
1,300	Takeda Pharmaceutical Co. Ltd.	79,397
300	Terumo Corp.	16,405
		286,875
	Industrials—21.3%
6,000	All Nippon Airways Co. Ltd.	23,947
1,000	Amada Co. Ltd.	8,670
4,000	Asahi Glass Co. Ltd.	50,331
6	Central Japan Railway Co.	55,592
3,000	Dai Nippon Printing Co. Ltd.	43,903
500	Daikin Industries Ltd.	22,643
13	East Japan Railway Co.	108,203
2,000	Ebara Corp.	6,299
200	FANUC Ltd.	17,754
3,000	Fuji Electric Holdings Co. Ltd.	10,185
1,000	Fujikura Ltd.	4,921
2,000	Fukuyama Transporting Co. Ltd.	8,078
2,000	Furukawa Electric (The) Co. Ltd.	8,057
2,000	Hankyu Hanshin Holdings, Inc.	9,285
3,000	Hino Motors Ltd.	20,842
2,000	Hitachi Cable Ltd.	10,463
300	Hitachi Construction Machinery Co. Ltd.	7,061
500	Hitachi High-Technologies Corp.	9,407
4,000	IHI Corp.	7,991
9,000	ITOCHU Corp.	83,211
14,000	Japan Airlines Corp.*	34,349
1,000	JGC Corp.	16,840
1,000	JS Group Corp.	17,536
600	JTEKT Corp.	10,075
5,000	Kajima Corp.	16,060
1,000	Kamigumi Co. Ltd.	7,322
1,000	Kandenko Co. Ltd.	5,210
5,000	Kawasaki Heavy Industries Ltd.	12,703
2,000	Kawasaki Kisen Kaisha Ltd.	19,525
2,000	Keihan Electric Railway Co. Ltd.	8,740
1,000	Keihin Electric Express Railway Co. Ltd.	6,753
2,000	Keio Corp.	11,853
1,000	Keisei Electric Railway Co. Ltd.	5,486
1,000	Kinden Corp.	8,500
7,000	Kintetsu Corp.	23,676
600	Kokuyo Co. Ltd.	4,937
1,300	Komatsu Ltd.	31,699
3,000	Kubota Corp.	21,649
13,000	Marubeni Corp.	90,692
3,000	Matsushita Electric Works Ltd.	31,955
1,000	Minebea Co. Ltd.	5,356
6,700	Mitsubishi Corp.	177,577
7,000	Mitsubishi Electric Corp.	64,418
11,000	Mitsubishi Heavy Industries Ltd.	45,640
7,000	Mitsui & Co. Ltd.	142,629
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	6,698
2,000	Mitsui O.S.K. Lines Ltd.	24,557
5,000	Nagoya Railroad Co. Ltd.	15,400
1,000	NGK Insulators Ltd.	25,980
5,000	Nippon Express Co. Ltd.	26,868

2,000	Nippon Sheet Glass Co. Ltd.	$9,235
4,000	Nippon Yusen Kabushiki Kaisha	32,764
3,000	Nishimatsu Construction Co. Ltd.	8,408
2,000	Nishi-Nippon Railroad Co. Ltd.	6,860
1,000	NSK Ltd.	8,825
1,000	NTN Corp.	7,243
4,000	Obayashi Corp.	22,827
2,000	Odakyu Electric Railway Co. Ltd.	13,241
500	Secom Co. Ltd.	25,546
1,000	Seino Holdings Co. Ltd.	6,809
4,000	Shimizu Corp.	20,634
100	SMC Corp.	11,227
300	Sohgo Security Services Co. Ltd.	4,820
4,900	Sumitomo Corp.	68,487
2,600	Sumitomo Electric Industries Ltd.	38,411
1,000	Sumitomo Heavy Industries Ltd.	8,379
7,000	Taisei Corp.	20,592
3,000	Tobu Railway Co. Ltd.	14,665
2,000	Toda Corp.	10,410
3,000	Tokyu Corp.	18,794
500	Toppan Forms Co. Ltd.	5,016
4,000	Toppan Printing Co. Ltd.	40,119
1,000	Toto Ltd.	8,029
1,200	Toyota Tsusho Corp.	28,335
8	West Japan Railway Co.	38,770
2,000	Yamato Holdings Co. Ltd.	27,956
		1,943,928
	Information Technology—11.9%
200	Advantest Corp.	4,417
1,100	Alps Electric Co. Ltd.	12,648
700	Brother Industries Ltd.	8,669
2,400	Canon, Inc.	101,762
1,200	Citizen Holdings Co. Ltd.	11,055
200	CSK Holdings Corp.	5,526
100	Elpida Memory, Inc.*	3,586
1,800	FUJIFILM Holdings Corp.	69,900
14,000	Fujitsu Ltd.	91,498
25,000	Hitachi Ltd.	187,342
500	Hitachi Maxell Ltd.	5,501
400	Hoya Corp.	10,876
100	Ibiden Co. Ltd.	6,350
100	Itochu Techno-Solutions Corp.	2,927
400	Konami Corp.	12,016
1,500	Konica Minolta Holdings, Inc.	24,177
500	Kyocera Corp.	39,951
100	Mabuchi Motor Co. Ltd.	5,563
400	Murata Manufacturing Co. Ltd.	19,968
16,000	NEC Corp.	65,615
800	NEC Electronics Corp.*	16,220
200	Nidec Corp.	13,169
100	Nintendo Co. Ltd.	50,578
1,000	Nippon Electric Glass Co. Ltd.	14,942
300	Nomura Research Institute Ltd.	7,981
6	NTT Data Corp.	26,667
7,000	Oki Electric Industry Co. Ltd.	11,506
600	OMRON Corp.	12,514
200	Oracle Corp. Japan (United States)	8,774
2,000	Ricoh Co. Ltd.	31,495
300	Rohm Co. Ltd.	22,274
1,200	Seiko Epson Corp.	29,349

300	Sumco Corp.	$6,650
300	TDK Corp.	19,285
200	Tokyo Electron Ltd.	12,101
15,000	Toshiba Corp.	102,525
1,000	Toshiba TEC Corp.	6,367
600	Yokogawa Electric Corp.	5,861
		1,087,605
	Materials—7.2%
4,000	Asahi Kasei Corp.	24,550
1,000	Daicel Chemical Industries Ltd.	5,610
1,000	Daido Steel Co. Ltd.	6,659
4,000	Dainippon Ink and Chemicals, Inc.	17,848
2,000	Denki Kagaku Kogyo Kabushiki Kaisha	8,160
1,000	Dowa Holdings Co. Ltd.	6,718
500	Hitachi Chemical Co. Ltd.	8,649
1,000	Hitachi Metals Ltd.	13,285
1,300	JFE Holdings, Inc.	60,657
400	JSR Corp.	9,344
1,000	Kaneka Corp.	7,480
8,000	Kobe Steel Ltd.	27,026
1,000	Kuraray Co. Ltd.	12,004
1,000	Mitsubishi Gas Chemical Co., Inc.	9,314
5,000	Mitsubishi Materials Corp.	20,703
1,000	Mitsubishi Rayon Co. Ltd.	4,032
3,000	Mitsui Chemicals, Inc.	20,080
2,000	Mitsui Mining & Smelting Co. Ltd.	7,533
3,000	Nippon Light Metal Co. Ltd.	5,252
8	Nippon Paper Group, Inc.	18,905
11,000	Nippon Steel Corp.	66,882
3,000	Nisshin Steel Co. Ltd.	9,995
300	Nitto Denko Corp.	14,786
6,000	OJI Paper Co. Ltd.	25,688
600	Shin-Etsu Chemical Co. Ltd.	31,741
4,000	Showa Denko K.K.	13,570
1,000	Sumitomo Bakelite Co. Ltd.	5,313
5,000	Sumitomo Chemical Co. Ltd.	35,631
7,000	Sumitomo Metal Industries Ltd.	33,479
1,000	Sumitomo Metal Mining Co. Ltd.	16,609
2,000	Sumitomo Osaka Cement Co. Ltd.	3,890
5,000	Taiheiyo Cement Corp.	10,848
1,000	Taiyo Nippon Sanso Corp.	9,478
4,000	Teijin Ltd.	15,878
400	Tokyo Steel Manufacturing Co. Ltd.	3,999
4,000	Toray Industries, Inc.	27,242
2,000	Tosoh Corp.	8,428
1,100	Toyo Seikan Kaisha Ltd.	20,096
3,000	Ube Industries Ltd.	9,451
		656,813
	Telecommunication Services—7.8%
11	Kddi Corp.	75,181
91	Nippon Telegraph & Telephone Corp.	433,161
123	NTT DoCoMo, Inc.	194,493
300	Softbank Corp.	5,535
		708,370
	Utilities—7.6%
3,300	Chubu Electric Power Co., Inc.	83,613

2,000	Chugoku Electric Power (The) Co., Inc.	$42,721
600	Electric Power Development Co. Ltd.	21,445
1,000	Hokkaido Electric Power Co., Inc.	21,939
1,000	Hokuriku Electric Power Co.	22,710
4,100	Kansai Electric Power (The) Co., Inc.	102,265
2,400	Kyushu Electric Power Co., Inc.	60,713
9,000	Osaka Gas Co. Ltd.	34,507
1,100	Shikoku Electric Power Co., Inc.	31,721
2,000	Toho Gas Co. Ltd.	10,119
2,700	Tohoku Electric Power Co., Inc.	63,594
6,300	Tokyo Electric Power (The) Co., Inc.	163,428
8,000	Tokyo Gas Co. Ltd.	37,589
		696,364
	Total Common Stocks and Other Equity Interests (Cost $9,739,875)	9,117,649

	Money Market Fund—0.4%
38,634	Liquid Assets Portfolio Private Class** (Cost $38,634)	38,634

	Total Investments (Cost $9,778,509)(a)—100.5%	9,156,283
	Liabilities in excess of other assets—(0.5%)	(43,690)

	Net Assets—100.0%	$9,112,593

* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $622,226 which consisted of aggregate gross unrealized appreciation of $154,075 and aggregate gross unrealized depreciation of $776,301.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets
Japan	$9,049,937	99.3%
United States	89,881	1.0
Germany	8,536	0.1
Switzerland	7,929	0.1

Total investments	9,156,283	100.5
Liabilities in excess of other assets	(43,690)	(0.5)

Net Assets	$9,112,593	100.0%

Schedule of Investments

PowerShares 1 - 30 Laddered Treasury Portfolio

January 31, 2008 (Unaudited)

Principal
Amount		Value

	United States Government Obligations—98.8%
	United States Treasury Bonds—65.6%
$604,000	9.125%, 05/15/18	$877,074
612,000	8.875%, 02/15/19	884,292
618,000	8.500%, 02/15/20	882,871
638,000	7.875%, 02/15/21	880,789
624,000	8.000%, 11/15/21	876,477
668,000	7.125%, 02/15/23	883,900
723,000	6.250%, 08/15/23	888,443
628,000	7.625%, 02/15/25	882,046
733,000	6.000%, 02/15/26	886,415
683,000	6.625%, 02/15/27	883,578
714,000	6.125%, 11/15/27	880,675
789,000	5.250%, 02/15/29	883,557
694,000	6.250%, 05/15/30	881,381
2,318,000	5.375%, 02/15/31	2,657,191
2,603,000	4.500%, 02/15/36	2,661,773
832,000	4.750%, 02/15/37	886,601
		17,677,063
	United States Treasury Notes—33.2%
854,000	3.375%, 02/15/08	854,734
839,000	4.750%, 02/28/09	862,335
866,000	3.500%, 02/15/10	889,139
844,000	4.500%, 02/28/11	898,531
839,000	4.625%, 02/29/12	903,957
869,000	3.875%, 02/15/13	912,247
869,000	4.000%, 02/15/14	915,097
874,000	4.000%, 02/15/15	914,150
844,000	4.500%, 02/15/16	905,916
837,000	4.625%, 02/15/17	902,522
		8,958,628
	Total United States Government Obligations (Cost $25,659,445)	26,635,691

Shares

	Money Market Fund—0.1%
38,327	Liquid Assets Portfolio Private Class* (Cost $38,327)	38,327

	Total Investments (Cost $25,697,772)(a)—98.9%	26,674,018
	Other assets less liabilities—1.1%	301,302

	Net Assets—100.0%	$26,975,320

* Affiliated investment.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized appreciation was $976,246 which consisted of aggregate gross unrealized appreciation of $976,246 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

January 31, 2008 (Unaudited)

Principal
Amount		Value

	Sovereign Debt Obligations—98.2%
	Brazil—4.4%
	Federal Republic of Brazil
$647,000	12.750%, 1/15/20	$1,020,642
595,000	12.250%, 3/06/30	995,138
		2,015,780
	Bulgaria—4.5%
	Republic of Bulgaria
1,724,000	8.250%, 1/15/15	2,061,042

	Chile—4.5%
	Republic of Chile
1,846,000	7.125%, 1/11/12	2,054,783

	China—4.4%
	People’s Republic of China
1,823,000	6.800%, 5/23/11	2,036,076

	Columbia—4.2%
	Republic of Colombia
1,811,000	7.375%, 9/18/37	1,937,770

	El Salvador—4.4%
	Republic of El Salvador
1,811,000	8.500%, 7/25/11	2,012,927

	Hungary—4.5%
	Republic of Hungary
2,041,000	4.750%, 2/03/15	2,088,417

	Indonesia—4.3%
1,742,000	Republic of Indonesia
	8.500%, 10/12/35	1,987,427

	Mexico—4.4%
	United Mexican States, MTN
785,000	8.300%, 8/15/31	995,773
	United Mexican States, Series A, MTN
855,000	7.500%, 4/08/33	1,004,625
		2,000,398
	Panama—4.5%
	Republic of Panama
1,793,000	9.625%, 2/08/11	2,048,503

	Peru—4.5%
	Republic of Peru
1,559,000	8.750%, 11/21/33	2,069,573

	Philippines—4.4%
	Republic of Philippines
$1,518,000	9.500%, 2/02/30	$2,011,350

	Poland—4.5%
	Republic of Poland
1,961,000	5.250%, 1/15/14	2,081,564

	Qatar—4.6%
	State of Qatar
1,323,000	9.750%, 6/15/30	2,101,982

	Russia—4.5%
	Russian Federation
1,420,000	11.000%, 7/24/18	2,069,082

	South Africa—4.4%
2,084,000	Republic of South Africa
	5.875%, 5/30/22	2,014,936

	South Korea—4.5%
1,986,000	Republic of Korea
	5.125%, 12/07/16	2,044,756

	Turkey—4.5%
	Republic of Turkey
911,000	8.000%, 2/14/34	1,016,904
1,045,000	6.875%, 3/17/36	1,031,937
		2,048,841
	Ukraine—4.6%
	Ukraine Government
2,115,000	6.580%, 11/21/16	2,123,573

	Uruguay—4.6%
1,742,000	Republic of Uruguay
	9.250%, 5/17/17	2,125,239

	Venezuela—4.6%
	Republic of Venezuela
1,900,000	10.750%, 9/19/13	2,094,750

	Vietnam—4.4%
	Socialist Republic of Vietnam
1,932,000	6.875%, 1/15/16	2,036,019

	Total Sovereign Debt Obligations (Cost $44,905,881)—98.2%	45,064,788

Shares

	Money Market Fund—0.8%
369,416	Liquid Asset Portfolio Private Class*
	(Cost $369,416)	$369,416

	Total Investments
	(Cost $45,275,297)(a) —99.0%	45,434,204
	Other assets less liabilities—1.0%	460,873

	Net Assets—100.0%	$45,895,077

*Affiliated Investment
Glossary of Terms:
MTN Medium Term Note

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized appreciation was $158,907 which consisted of aggregate gross unrealized appreciation of $481,627 and aggregate gross unrealized depreciation of $322,720.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds—98.6%
	Ad Valorem Property Tax—4.8%
$2,000,000	El Paso County Texas Ser 07 MBIA	5.00%	02/15/32	$2,073,420
400,000	North Las Vegas (Wastewater Reclamation System) Ser 06 MBIA	4.50	10/01/36	380,800
				2,454,220
	College Revenue—9.3%
400,000	Atlanta Development Auth Student Housing Rev Facs (Georgia State University) Ser 05 XLCA	5.00	09/01/35	387,764
2,000,000	Pennsylvania State Higher Educational Facilties Auth Rev Ser 07A MBIA	5.00	05/01/37	2,043,180
2,000,000	University of California Rev Ser 05C MBIA	4.75	05/15/37	1,968,760
400,000	University of Washington Ser 07 AMBAC	5.00	06/01/37	411,688
				4,811,392
	Electric Power Revenue—15.2%
400,000	Springfield Public Utilities Rev Ser 06 FGIC	4.75	08/01/34	399,400
1,500,000	Illinois Municipal Electric Agency Power Supply Ser 07A FGIC	5.00	02/01/35	1,502,145
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/37	493,950
400,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA	5.00	09/01/37	401,496
1,500,000	Missouri Joint Municipal Electric Utility Commission Ser 07A AMBAC	5.00	01/01/42	1,499,925
2,000,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A MBIA	5.00	01/01/42	2,001,460
1,500,000	Puerto Rico Electric Power Auth Power Rev Ser 07VV FGIC	5.25	07/01/35	1,553,265
				7,851,641
	General Fund—0.9%
500,000	California State Ref Ser 07 MBIA	4.25	08/01/33	457,745

	Highway Tolls Revenue—4.1%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	07/01/37	503,390
1,500,000	Puerto Rico Commonwealth Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	07/01/33	1,633,275
				2,136,665

	Hospital Revenue—3.3%
$400,000	Clarke County Hospital Auth Rev (Athens Regional Medical Center Project) Ser 07 MBIA	5.00%	01/01/27	$414,228
400,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	409,352
500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A MBIA FHA 242	4.75	07/01/36	483,335
400,000	Waco Health Facilities Development Corp. (Hillcrest Health System Project) Ser 06A MBIA FHA	5.00	08/01/31	400,544
				1,707,459
	Hotel Occupancy Tax—3.4%
400,000	Downtown Phoenix Hotel Corp. SR Ser 05A FGIC	5.00	07/01/40	394,296
350,000	Greater Richmond Convention Center Auth Ref (Virginia Hotel Rev) Ser 05 MBIA	5.00	06/15/30	360,623
1,000,000	New York Convention Center Development Corp. New York Rev Ser 05 AMBAC	5.00	11/15/44	1,014,080
				1,768,999
	Lease Revenue—9.7%
3,000,000	Broward County Florida School Board Ser 07A FGIC	5.00	07/01/32	2,974,800
2,000,000	New Jersey State Educational Facilities Auth (Kean University) Ser 07D FGIC	5.00	07/01/39	2,057,360
				5,032,160
	Miscellaneous Revenue—3.8%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 07A FSA	5.75	05/01/28	560,840
1,500,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	02/15/47	1,376,595
				1,937,435
	Port, Airport & Marina Revenue—8.8%
1,000,000	Chicago Illinois O’Hare International Airport Rev (Ref — Third Indenture) Ser 05A FGIC	5.00	01/01/33	984,550
2,000,000	Minneapolis & St. Paul Metropolitan Airports Commission Rev Sub-Ser 07B FGIC	4.50	01/01/32	1,901,500
1,500,000	St. Louis Missouri Airport Rev Lambert — St. Louis International Airport Ser 05 MBIA	5.50	07/01/31	1,648,830
				4,534,880
	Recreational Revenue—2.6%
400,000	District of Columbia Ballpark Rev Ser 06B-1 FGIC	5.00	02/01/31	398,912
1,000,000	New York City Industrial Development Agency (Yankee Stadium) Ser 06 FGIC	4.50	03/01/39	924,480
				1,323,392

	Resource Recovery Revenue—0.8%
$400,000	Burke County Development Auth (Georgia Power Company Pollution Ctl Rev Plant) Ser 05 FGIC	4.75%	05/01/34	$395,240

	Sales Tax Revenue—5.3%
400,000	Colorado Regional Transportation District (Fastracks Project) Ser 07A FSA	4.50	11/01/34	390,844
400,000	Dallas Area Rapid Transit (Sr Lien) Ser 07 AMBAC	5.00	12/01/32	410,304
400,000	Illinois Regional Transportation Auth Ser 06A MBIA	4.50	07/01/35	381,212
500,000	Massachusetts State School Building Auth Dedicated Sale Tax Rev Ser 05A FSA	5.00	08/15/30	522,955
400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50	07/01/32	399,396
600,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	616,788
				2,721,499
	Sewer Revenue—2.3%
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	07/01/32	382,284
400,000	Parish of East Baton Rouge Ser 06A FSA	4.50	02/01/31	395,476
400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	411,312
				1,189,072
	Transit Revenue—4.4%
1,500,000	Metropolitan Transportation Auth New York Rev Ser 07A FGIC	4.75	11/15/37	1,469,445
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	412,228
400,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A FGIC	4.50	04/01/35	381,872
				2,263,545
	Water Revenue—19.9%
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	01/01/39	378,908
1,500,000	Chino Basin California Regional Financing Auth Rev (Inland Empire Utilities Agency) Ser 08A AMBAC	5.00	11/01/38	1,521,840
400,000	City of San Antonio Texas Water Rev Ref Ser 07 FGIC	4.50	05/15/37	377,012
1,500,000	East Bay California Municipal Utility District Water System Rev Ref Ser A MBIA	5.00	08/01/34	1,541,535
1,500,000	Massachusetts State Water Resources Auth Ref Ser 05A MBIA	5.00	08/01/34	1,546,874

$500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75%	11/01/31	$477,355
1,500,000	Pomona California Public Financing Auth Rev Ser 07AY AMBAC	5.00	05/01/47	1,483,335
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	485,755
500,000	San Luis Obispo County Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	518,860
1,500,000	South Carolina State Public Service Auth Rev Ser 07A AMBAC	5.00	01/01/37	1,541,160
400,000	Truckee Meadows Nevada Water Auth Rev Ref Ser 07 FSA	4.50	07/01/30	393,876
				10,266,510
	Total Municipal Bonds (Cost $52,057,230)			50,851,854

Shares

	Money Market Fund—0.1%
39,937	Liquid Assets Portfolio Private Class* (Cost $39,937)			39,937

	Total Investments (Cost $52,097,167)(a) —98.7%			50,891,791
	Other assets less liabilities—1.3%			678,637

	Net Assets—100.0%			$51,570,428

* Affiliated Investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $1,205,376 which consisted of aggregate gross unrealized appreciation of $49,684 and aggregate gross unrealized depreciation of $1,255,060.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Glossary of Terms:

AMBAC	-American Municipal Bond Assurance Corporation
FGIC	-Financial Guaranty Insurance Company
FHA	-Federal Housing Administration
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance
XLCA	-XL Capital Assurance, Inc.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds—98.6%
	Ad Valorem Property Tax—18.2%
$850,000	Antelope Valley California Community College District (Election 2004) Ser 07B MBIA	5.25%	08/01/39	$901,485
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	380,496
500,000	Los Angeles California Community College District Ref - Election 2001 Ser 05A FSA	5.00	08/01/25	526,785
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	415,932
				2,224,698
	College Revenue —4.2%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	520,230

	Electric Power Revenue —6.6%
400,000	Los Angeles California Water & Power Rev (Power System) SubSer 07A-1 AMBAC	5.00	07/01/39	411,780
400,000	Puerto Rico Electric Power Auth Power Rev Ser 05RR XLCA	5.00	07/01/27	401,456
				813,236
	General Fund—3.0%
400,000	California State Ref Ser 07 MBIA	4.25	08/01/33	366,196

	Highway Tolls Revenue —3.3%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	404,924

	Lease Rev—10.1%
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC	4.75	08/01/37	480,080

$400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC, Ser 06A FGIC	4.25%	01/01/37	$348,292
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A MBIA	5.00	06/01/37	407,132
				1,235,504
	Miscellaneous Revenue —7.2%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Ser 07A XLCA	5.00	09/01/31	398,888
460,000	Hollister California Joint Powers Financing Auth (Wastewater Rev Refing & Imported Project) Ser 01 FSA	5.00	06/01/32	476,436
				875,324
	Sales Tax Revenue —11.7%
400,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	411,192
1,000,000	Santa Clara Valley California Transportaion Auth Sales Tax Rev Ref (Measure A) Ser 07A AMBAC	5.00	04/01/36	1,018,320
				1,429,512
	Sewer Revenue—14.9%
400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00	09/15/32	417,668
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	371,228
1,000,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	1,028,280
				1,817,176
	Tax Increment Revenue —2.8%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C MBIA	4.25	08/01/30	345,544

	Water Revenue —16.6%
$1,000,000	East Bay California Municipal Utility District Water System Rev Ref Ser 07A FGIC	5.00%	6/01/32	$1,023,890
500,000	San Francisco California City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	485,755
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	9/01/38	518,860
				2,028,505
	Total Municipal Bonds (Cost $12,311,653)			12,060,849

Shares
	Money Market Fund—0.8%
98,657	Federated Tax Free Obligations Fund Institutional Shares Class (Cost $98,657)			98,657

	Total Investments (Cost $12,410,310)(a)—99.4%			12,159,506
	Other assets less liabilities—0.6%			74,128

	Net Assets—100.0%			$12,233,634

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $250,804 which consisted of aggregate gross unrealized appreciation of $4,263 and aggregate gross unrealized depreciation of $255,067.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Glossary of Terms:

AMBAC	–American Municipal Bond Assurance Corporation
FGIC	–Financial Guaranty Insurance Company
FSA	–Financial Security Assurance, Inc.
MBIA	–Municipal Bond Investors Assurance
XLCA	–XL Capital Assurance, Inc.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds—98.6%
	Ad Valorem Property Tax—2.2%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$321,900

	College Revenue—10.4%
1,500,000	New York State Dormitory Auth Rev Nonstated Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA	5.00	07/01/35	1,520,160

	Electric Power Revenue—13.8%
1,500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	1,523,445
500,000	Puerto Rico Electric Power Auth Rev Ser 05RR XLCA	5.00	07/01/26	503,360
				2,026,805
	Highway Tolls Revenue—14.7%
600,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/37	617,454
500,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/32	516,150
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Rev Ref Ser 07N FGIC	5.25	07/01/39	404,924
600,000	Triborough Bridge & Tunnel Auth Rev Ser 02 MBIA	5.00	11/15/32	616,884
				2,155,412
	Hospital Revenue—4.2%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Impt Ser 05B AMBAC	5.00	02/15/30	617,532

	Hotel Occupancy Tax—4.2%
600,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secd) Ser 05 AMBAC	5.00	11/15/44	608,448

	Income Tax Revenue—7.1%
$600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25%	01/15/34	$553,830
500,000	New York State Urban Development Corp Rev (State Personal Income Tax) Ser 07C MBIA	4.50	03/15/37	481,900
				1,035,730
	Lease Revenue—7.4%
350,000	Niagara Falls City School District Ctfs Partn Ref (High School Fac) Ser 05 FSA	5.00	06/15/28	364,182
700,000	Rensselaer City School District Ctfs Partn Ser 06 XLCA	5.00	06/01/36	714,280
				1,078,462
	Miscellaneous Revenue—3.8%
600,000	Hudson Yards Infrastructure Corp. Rev Ser 06A MBIA	4.50	02/15/47	550,638

	Recreational Revenue—12.3%
600,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	596,940
600,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 06 FGIC	5.00	03/01/46	591,930
600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A MBIA	5.00	07/01/44	615,840
				1,804,710
	Sales Tax Revenue—10.7%
1,500,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	1,560,420

	Transit Revenue—4.0%
600,000	Metropolitan Transit Auth Rev Ser 07A FGIC	4.75	11/15/37	587,778

	Water Revenue—3.8%
600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25	06/15/39	562,446

	Total Municipal Bonds (Cost $14,723,574)			14,430,441

Shares

	Money Market Fund—1.5%
219,168	Dreyfus New York Municipal Cash Management – Institutional Shares (Cost $219,168)	$219,168

	Total Investments (Cost $14,942,742)(a)—100.1%	14,649,609
	Liabilities in excess of other assets—(0.1%)	(8,227)

	Net Assets—100.0%	$14,641,382

(a)  At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $293,133 which consisted of aggregate gross unrealized appreciation of $6,420 and aggregate gross unrealized depreciation of $299,553.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Glossary of Terms:

AMBAC	- American Municipal Bond Assurance Corporation
FGIC	-Financial Guaranty Insurance Company
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance
XLCA	-XL Capital Assurance, Inc.

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds—99.6%
	Advertising—1.8%
$100,000	R.H. Donnelley Corp.	8.88%	01/15/16	$86,250

	Aerospace/Defense—2.1%
100,000	L-3 Communications Corp.	6.38	10/15/15	99,750

	Auto Manufacturers—3.3%
100,000	Ford Motor Co.	7.45	07/16/31	74,250
100,000	General Motors Corp.	8.38	07/15/33	81,750
				156,000
	Beverages—2.0%
100,000	Constellation Brands, Inc.	7.25	09/01/16	96,000

	Chemicals—1.2%
50,000	Lyondell Chemical Co.	8.25	09/15/16	58,750

	Coal—4.2%
100,000	Massey Energy Co.	6.88	12/15/13	95,750
100,000	Peabody Energy Corp.	7.38	11/01/16	102,750
				198,500
	Commercial Services—2.0%
100,000	Hertz (The) Corp.	8.88	01/01/14	97,000

	Computers—2.1%
100,000	Sungard Data Systems, Inc.	9.13	08/15/13	102,000

	Diversified Financial Services—3.5%
100,000	Ford Motor Credit Co. LLC	7.00	10/01/13	83,925
100,000	GMAC LLC	8.00	11/01/31	83,071
				166,996
	Electric—7.9%
100,000	Energy Future Holdings Corp.	5.55	11/15/14	80,487
100,000	Mirant North America LLC	7.38	12/31/13	100,500
100,000	NRG Energy, Inc.	7.38	02/01/16	96,875
100,000	Reliant Energy, Inc.	6.75	12/15/14	101,375
				379,237
	Electronics—1.8%
100,000	NXP Funding LLC (Netherlands)	9.50	10/15/15	87,625

	Environmental Control—2.0%
100,000	Allied Waste North America, Inc.	6.88	06/01/17	97,500

	Healthcare-Services—8.1%
$100,000	DaVita, Inc.	7.25%	03/15/15	$100,000
100,000	HCA, Inc.	6.50	02/15/16	85,375
100,000	Healthsouth Corp.	10.75	06/15/16	104,750
100,000	Tenet Healthcare Corp.	9.88	07/01/14	96,000
				386,125
	Lodging—2.0%
100,000	MGM Mirage, Inc.	6.23	07/15/15	92,750

	Media—15.6%
100,000	CCH I Holdings LLC	11.00	10/01/15	72,125
100,000	CCO Holdings LLC	8.75	11/15/13	93,500
100,000	Dex Media West LLC	9.88	08/15/13	102,250
100,000	DIRECTV Holdings LLC	6.38	06/15/15	94,500
100,000	Echostar DBS Corp.	7.13	02/01/16	100,375
100,000	Idearc, Inc.	8.00	11/15/16	90,000
100,000	Nielsen Finance LLC	10.00	08/01/14	101,500
100,000	XM Satellite Radio, Inc.	9.75	05/01/14	91,250
				745,500
	Mining—2.2%
100,000	Freeport-McMoRan Copper & Gold Inc.	8.38	04/01/17	106,500

	Oil & Gas—6.2%
100,000	Chesapeake Energy Corp.	6.50	08/15/17	97,250
100,000	PetroHawk Energy Corp.	9.13	07/15/13	103,750
100,000	Sabine Pass LNG LP	7.50	11/30/16	94,250
				295,250
	Oil & Gas Services—2.0%
100,000	Complete Production Services, Inc.	8.00	12/15/16	97,500

	Packaging & Containers—2.0%
100,000	Smurfit-Stone Container Enterprises, Inc.	8.00	03/15/17	93,250

	Pipelines—3.9%
100,000	Dynegy Holdings, Inc.	8.38	05/01/16	97,750
100,000	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	89,147
				186,897
	REITS—2.0%
100,000	Host Hotels & Resorts LP	6.75	06/01/16	96,750

	Retail—1.8%
100,000	Rite Aid Corp.	7.50	03/01/17	86,250

	Semiconductors—1.7%
100,000	Freescale Semiconductor, Inc.	8.88	12/15/14	81,750

	Telecommunications—18.2%
100,000	Cincinnati Bell, Inc.	8.38	01/15/14	96,000
100,000	Citizens Communications Co.	9.00	08/15/31	95,500
100,000	Cricket Communications, Inc.	9.38	11/01/14	91,500
100,000	Intelsat Bermuda Ltd. (Bermuda)	11.25	06/15/16	100,500

$100,000	Level 3 Financing, Inc.	9.25%	11/01/14	$86,500
100,000	Qwest Communications International, Inc.	7.50	02/15/14	99,500
100,000	Suncom Wireless, Inc.	8.50	06/01/13	103,500
100,000	West Corp.	9.50	10/15/14	93,500
100,000	Windstream Corp.	8.63	08/01/16	104,001
				870,501
	Total Investments
	(Cost $4,923,948)(a)—99.6%			4,764,631
	Other assets less liabilities—0.4%			19,745

	Net Assets—100.0%			$4,784,376

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $159,317 which consisted of aggregate gross unrealized appreciation of $3,322 and aggregate gross unrealized depreciation of $162,639.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN
January 31, 2008 (Unaudited)

	Value	Net Assets
United States	$4,487,359	93.8%
Bermuda	100,500	2.1
Canada	89,147	1.9
Netherlands	87,625	1.8

Total investments	4,764,631	99.6
Other assets less liabilities	19,745	0.4

Net Assets	$4,784,376	100.0%

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

January 31, 2008 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds—99.9%
	Ad Valorem Property Tax—10.4%
$500,000	Chicago Illinois Board of Education Ser 00B FSA	2.15%	03/01/32	$500,000
100,000	Guilford County North Carolina Ser 05B	2.15	03/01/25	100,000
100,000	New York - City of New York Sub Ser 02C-2	1.95	08/01/20	100,000
600,000	New York - City of New York Sub Ser 96J3	2.10	02/15/16	600,000
				1,300,000
	Electric Power Revenue—4.8%
500,000	California State Department Water Resources Power Supply Rev Ser 02C-3 AMBAC	2.95	05/01/22	500,000
100,000	California State Department Water Resources Power Supply Rev Ser 02C-6 AMBAC	2.25	05/01/22	100,000
				600,000
	General Fund—8.0%
500,000	North Carolina State Public Improvements Ser 02D	2.16	05/01/21	500,000
500,000	North Carolina State Public Improvements Ser 02E	2.00	05/01/21	500,000
				1,000,000
	Highway Tolls Revenue—8.8%
100,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-3 FSA	2.00	01/01/24	100,000
500,000	Orlando & Orange County Expressway Auth Florida Expressway Rev Sub Ser 05A-2 AMBAC	3.10	07/01/40	500,000
500,000	Pennsylvania State Turnpike Community Turnpike Rev Ser 06C AMBAC	5.00	012/01/22	500,000
				1,100,000
	Hospital Revenue—17.5%
500,000	Arizona Health Facilities Auth Rev (Banner Health) Ser 05A MBIA	2.45	01/01/29	500,000
500,000	Dauphin County Pennsylvania General Auth Health System Rev (Pinncale Health System Project) Ser 05 FSA	2.11	08/15/27	500,000

$100,000	Franklin County Ohio Hospital Rev (Refinery & Imported US Health Corp.) Ser 96A	2.07%	12/01/21	$100,000
500,000	Franklin County Ohio Rev (Trinity Health Credit) Ser 00F FSA	2.03	12/01/30	500,000
100,000	Harris County Texas Health Facilities Development Corp. Rev (Ref St. Luke Episcopal) Ser 05A FGIC	2.70	02/15/32	100,000
500,000	New Mexico State Hospital Equipment Loan Council Hospital Rev (Presbyterian Healthcare) Ser 05B	2.00	08/01/30	500,000
				2,200,000
	Industrial Revenue—4.0%
500,000	Burke County Georgia Development Auth Pollution Control Rev (Oglethorpe Power Corp.) Ser 93A	4.20	01/01/16	500,000

	Local Housing Revenue—1.6%
200,000	New Hampshire State Housing Financing Auth Multifamily Rev (Ref EQR Board Partnership Project) Ser 96 Fannie Mae	2.45	09/15/26	200,000

	Miscellaneous Revenue—11.2%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	2.10	08/01/16	500,000
100,000	Capital Projects Financing Auth Florida Rev (Capital Projects Loan Program) Ser 97A FSA	2.30	08/01/17	100,000
100,000	Clarksville Tennessee Public Building Auth Rev (Pooled Funding Tennessee Municipal Bond Fund) Ser 95	2.15	10/01/25	100,000
100,000	Gulf Breeze Florida Rev (Local Government Loan Program) Ser 85C FGIC	4.25	12/01/15	100,000
500,000	Massachusetts State Development Financing Agency Rev (Draper Laboratory Issue) Ser 00 MBIA	2.65	06/01/30	500,000
100,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	2.15	03/01/25	100,000
				1,400,000
	Multiple Utility Revenue—4.0%
500,000	West Palm Beach Florida Utilities System Rev Ref Ser 05	4.50	10/01/29	500,000

	Natural Gas Revenue—8.0%
$500,000	American Public Energy Agency Nebraska Gas Supply Rev Ser 05A	2.20%	12/01/15	$500,000
500,000	Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3	2.15	11/01/26	500,000
				1,000,000
	Port, Airport & Marina Revenue—4.0%
500,000	Atlanta Georgia Airport Rev Ref General Ser 03B-2 MBIA	4.00	01/01/30	500,000

	Sales Tax Revenue—4.8%
100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	2.10	07/01/25	100,000
500,000	Regional Transportation Auth Illinois Ref Ser 05B	2.10	06/01/25	500,000
				600,000
	Water Revenue—12.8%
500,000	Atlanta Georgia Water & Wastewater Rev Ser 02B FSA	2.45	11/01/38	500,000
500,000	California State Department Water Resources Power Supply Rev Sub Ser 05G-9 MBIA	2.85	05/01/18	500,000
500,000	Massachusetts State Water Resource Auth Rev Multi - Model Ref Sub - General Ser 98D FGIC Go of Auth	6.25	11/01/26	500,000
100,000	Miami - Dade County Florida Water & Sewer Rev Ref Ser 05 FSA	2.22	10/01/25	100,000
				1,600,000
	Total Municipal Bonds (Cost $12,500,000)			12,500,000

Shares

	Money Market Funds—0.3%
5,742	Goldman Sachs Financial Square Prime Obligations Institutional Share Class			5,742
27,842	Liquid Assets Portfolio Private Class*			27,842

	Total Money Market Funds (Cost $33,584)			33,584

	Total Investments (Cost $12,533,584)(a)—100.2%			12,533,584
	Liabilities in excess of other assets—(0.2%)			(22,761)

	Net Assets—100.0%			$12,510,823

*Affiliated Investment

Glossary of Terms:
AMBAC	-American Municipal Bond Assurance Corporation
FGIC	-Financial Guaranty Insurance Company
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance

(a) At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized appreciation was $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

January 31, 2008 (Unaudited)

Number of Shares		Value

	Common Stocks—97.2%
	Australia—6.3%
1,026	ASX Ltd.	$43,308
4,202	Australia and New Zealand Banking Group Ltd.	97,534
5,002	BHP Billiton Ltd.	165,383
380	Incitec Pivot Ltd.	40,690
7,628	Macquarie Airports	26,344
14,988	Mirvac Group REIT	66,475
6,152	OneSteel Ltd.	36,454
1,216	Orica Ltd.	31,339
1,130	QBE Insurance Group Ltd.	28,034
968	WorleyParsons Ltd.	33,914
		569,475
	Austria—4.1%
5,692	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	371,656

	Belgium—4.2%
1,300	KBC Groep N.V.	163,587
940	Umicore	211,701
		375,288
	Canada—8.3%
800	Enbridge, Inc.	31,811
842	Gildan Activewear, Inc.*	30,976
752	Husky Energy, Inc.	31,021
800	Industrial Alliance Insurance and Financial Services, Inc.	29,343
600	Petrobank Energy & Resources Ltd.*	30,012
270	Potash Corp. of Saskatchewan	37,983
800	Power Corp. of Canada	28,248
860	Rogers Communications, Inc., Class B	32,747
10,776	SNC-Lavalin Group, Inc.	461,524
378	Suncor Energy, Inc.	35,393
		749,058

	China—1.3%
12,000	China Coal Energy Co., Class H	$27,520
12,000	China Resources Power Holdings Co.	28,659
8,000	Hengan International Group Co. Ltd.	29,244
24,000	Tingyi Cayman Islands Holding Corp.	33,677
		119,100
	Finland—3.4%
942	Fortum Oyj	37,658
4,280	Wartsila Oyj, Class B	270,208
		307,866
	France—7.1%
148	Alstom	29,291
3,488	AXA S.A.	118,160
778	Casino Guichard-Perrachon S.A.	85,045
150	Cie Generale de Geophysique-Veritas*	34,706
452	Essilor International S.A.	25,906
344	Groupe Danone	27,519
918	Lafarge S.A.	143,313
2,628	Vinci S.A.	176,730
		640,670
	Germany—29.0%
1,710	Adidas AG	107,552
322	Bayer AG	26,140
1,016	Bayer Schering Pharma AG	156,145
228	Continental AG	23,462
226	Deutsche Boerse AG	39,100
3,760	Fresenius Medical Care AG & Co. KGaA	191,841
1,260	HeidelbergCement AG	187,171
3,260	Hochtief AG	324,503
2,288	K+S AG	570,068
8,300	Leighton Holdings Ltd.	366,642
230	Q-Cells AG*	21,100
246	RWE AG	30,034
3,016	Schwarz Pharma AG	469,769
860	Siemens AG	109,734
		2,623,261
	Hong Kong—5.5%
16,000	China Insurance International Holdings Co. Ltd.*	32,548
12,000	GOME Electrical Appliances Holdings Ltd.	26,782
8,000	Hang Lung Group Ltd.	36,838
16,000	Hong Kong Aircraft Engineering Co. Ltd.	358,730
2,000	Hong Kong Exchanges & Clearing Ltd.	41,250
		496,148

	Italy—0.3%
132	Bank Austria Creditanstalt AG	$27,381

	Japan—0.4%
3,800	Nissan Motor Co. Ltd.	36,204

	Norway—2.1%
2,800	DnB NOR ASA	35,815
3,600	Norsk Hydro ASA	41,946
1,200	Petroleum Geo-Services ASA	25,141
2,000	ProSafe SE	28,118
1,200	Telenor ASA	24,204
800	Yara International ASA	37,491
		192,715
	Singapore—0.7%
4,000	Keppel Corp. Ltd.	31,946
10,000	Wilmar International Ltd.	29,279
		61,225
	Spain—14.8%
372	Acciona S.A.	93,440
748	ACS, Actividades de Construccion y Servicios S.A.	38,773
10,062	Bankinter S.A.	154,192
2,454	Cia de Distribucion Integral Logista S.A.	192,932
25,374	Iberdrola S.A.	382,451
6,252	Indra Sistemas S.A.	159,678
1,796	Industria de Diseno Textil S.A.	89,082
678	Red Electrica de Espana	38,678
3,628	Repsol YPF S.A.	114,578
1,014	Sacyr Vallehermoso S.A.	31,963
1,016	Sociedad General de Aguas de Barcelona S.A., Class A	40,285
		1,336,052
	Switzerland—6.9%
8	Aare-Tessin AG Elektrizitat	34,707
1,048	ABB Ltd.	25,898
2,968	Kuehne & Nagel International AG	268,201
204	SGS S.A.	262,783
348	Sonova Holding AG	30,645
		622,234

	United Kingdom—2.4%
1,678	Amec PLC	$22,817
1,540	Burren Energy PLC	37,595
2,910	International Power PLC	23,082
800	London Stock Exchange Group PLC	26,894
3,616	Man Group PLC	39,286
2,784	Rolls-Royce Group PLC	26,082
514	Xstrata PLC	39,106
		214,862
	United States—0.4%
800	Imperial Oil Ltd.	39,167

	Total Common Stocks (Cost $9,513,023)	8,782,362

	Money Market Fund— 0.1%
7,192	Liquid Assets Portfolio Private Class** (Cost $7,192)	7,192

	Total Investments (Cost $9,520,215)(a)—97.3%	8,789,554
	Other assets less liabilities—2.7%	246,834

	Total Net Assets—100.0%	$9,036,388

REIT Real Estate Investment Trust.
* Non-income producing security.
** Affiliated investment.

(a)   At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $730,661 which consisted of aggregate gross unrealized appreciation of $76,802 and aggregate gross unrealized depreciation of $807,463.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—88.5%
	Brazil—10.6%
9,680	Banco Itau Holding Financeira S.A. ADR	$225,350
5,220	Brasil Telecom S.A. ADR	157,070
2,671	Cia Siderurgica Nacional S.A. ADR	258,259
8,803	Cia Vale do Rio Doce ADR	263,914
13,689	Gerdau S.A. ADR	355,230
3,566	Perdigao S.A. ADR	159,258
2,709	Petroleo Brasileiro S.A. ADR	301,078
1,676	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	219,221
		1,939,380
	China—15.4%
140,000	Air China Ltd., H-Shares	123,919
1,139	Baidu.com ADR*	318,863
80,000	China Communications Construction Co. Ltd., H-Shares	191,729
14,389	China Finance Online Co. Ltd. ADR*	246,771
2,608	China Mobile (Hong Kong) Ltd. ADR	197,165
12,000	China Mobile Ltd.	176,942
98,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	102,873
210,000	China Southern Airlines Co. Ltd., H-Shares*	181,949
4,931	Ctrip.com International Ltd. ADR	225,149
4,862	Focus Media Holding Ltd. ADR*	233,619
4,670	LDK Solar Co. Ltd. ADR*	164,618
2,546	New Oriental Education & Technology Group, Inc. ADR*	144,231
5,087	Shanda Interactive Entertainment Ltd. ADR*	139,842
6,787	Solarfun Power Holdings Co . Ltd. ADR*	109,882
2,348	Suntech Power Holdings Co. Ltd. ADR*	128,506
6,547	Yingli Green Energy Holding Co. Ltd. ADR*	133,101
		2,819,159
	Hong Kong—2.0%
10,181	China Natural Resources, Inc.*	191,810
56,000	PT Astra International Tbk	168,797
		360,607
	India—0.9%
1,438	HDFC Bank Ltd. ADR	171,611

	Indonesia—21.5%
5,404,500	Bakrie and Brothers Tbk PT*	178,270
3,860,000	Bakrie Telecom PT	157,003
4,340,000	Bakrieland Development Tbk PT*	301,574
732,500	Bumi Resources Tbk PT	507,003
2,202,500	Ciputra Development Tbk PT*	175,389
1,164,000	Energi Mega Persada Tbk PT	177,175
739,000	Indofood Sukses Makmur Tbk PT	230,783
272,000	Perusahaan Gas Negara PT	403,838
352,500	Semen Gresik Persero Tbk PT	216,710

		Value

305,500	Tambang Batubara Bukit Asam Tbk PT	$386,963
305,000	Timah Tbk PT	977,756
148,000	United Tractors Tbk PT	212,880
		3,925,344
	Malaysia—17.8%
58,200	Asiatic Development Bhd	146,213
1,328,400	Berjaya Corp. Bhd	530,318
170,400	Berjaya Land Bhd	296,817
70,000	Boustead Holdings Bhd	116,368
35,000	Bursa Malaysia Bhd	142,650
54,800	IOI Corp. Bhd	121,706
160,800	KNM Group Bhd	357,056
307,000	Magnum Corp. Bhd	311,223
28,000	Parkson Retail Group Ltd.	241,235
33,100	PPB Group Bhd	111,269
147,700	Public Bank Bhd	523,384
107,300	Tradewinds Plantation Bhd	120,226
85,800	WCT Engineering Bhd	245,149
		3,263,614
	Peru—1.1%
2,793	Credicorp Ltd.	200,035

	Russia—4.2%
2,760	Mechel ADR	257,011
4,164	Rostelecom ADR	283,693
6,344	Vimpel-Communications ADR	218,487
		759,191
	Singapore—6.5%
301,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT*	401,331
745,000	Sinar Mas Agro Resources and Technology Tbk PT	795,481
		1,196,812
	South Africa—3.7%
19,231	JSE Ltd.	179,012
772,923	Merafe Resources Ltd.*	190,148
25,266	Raubex Group Ltd.	129,551
10,639	Wilson Bayly Holmes-Ovcon Ltd.	173,013
		671,724
	Switzerland—1.8%
1,225,500	Holcim Indonesia Tbk PT*	212,206
15,200	Nestle Malaysia Bhd	124,494
		336,700
	Thailand—1.3%
17,600	Banpu PCL	233,675

		Value

	United Kingdom—1.7%
3,932	Kumba Iron Ore Ltd.	$151,519
13,617	Palabora Mining Co. Ltd.*	159,058
		310,577
	Total Investments** (Cost $16,872,725)(a)—88.5%	16,188,428
	Other assets less liabilities—11.5%	2,108,065

	Net Assets—100.0%	$18,296,493

ADR American Depositary Receipt

	*	Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized depreciation was $684,297 which consisted of aggregate gross unrealized appreciation of $338,612 and aggregate gross unrealized depreciation of $1,022,909.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI International Real Estate Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests-104.7%
	Australia—13.4%
1,443	Centro Properties Group	$850
7,539	CFS Retail Property Trust	14,196
8,504	Commonwealth Property Office Fund	10,549
9,922	DB RREEF Trust	14,034
2,180	Goodman Group	8,521
8,526	GPT Group	28,532
4,039	ING Industrial Fund	7,281
6,910	ING Office Fund	7,862
4,091	Lend Lease Corp. Ltd.	52,061
8,018	Macquarie Office Trust	8,085
4,767	Mirvac Group	21,143
4,496	Stockland	29,129
6,527	Westfield Group	107,757
		310,000
	Austria—0.6%
1,017	Immofinanz Immobilien Anlagen AG	9,531
402	Meinl European Land Ltd.*	5,089
		14,620
	Belgium—1.0%
88	Befimmo SCA Sicafi	9,519
71	Cofinimmo	13,778
		23,297
	Canada—6.0%
201	Boardwalk REIT	7,924
1,970	Brookfield Asset Management, Inc., Class A	63,250
78	Brookfield Infrastructure Partners LP	1,638
510	Canadian Apartment Properties REIT	7,573
359	Canadian REIT	9,952
328	First Capital Realty, Inc.	7,268
678	H&R REIT	12,979
921	InnVest REIT	8,514
981	RioCan REIT	20,774
		139,872
	China—4.3%
4,000	Agile Property Holdings Ltd.	4,417
20,000	Beijing North Star Co. Ltd., H-Shares	9,081
10,000	China Overseas Land & Investment Ltd.	16,880
4,000	China Resources Land Ltd.	6,957

4,000	Greentown China Holdings Ltd.	$4,761
78,000	Guangzhou Investment Co. Ltd.	15,607
3,200	Guangzhou R&F Properties Co. Ltd., H-Shares	8,332
3,000	Kowloon Development Co. Ltd.	6,872
10,000	Shanghai Forte Land Co. Ltd., H-Shares	5,002
10,000	Shenzhen Investment Ltd.	4,541
5,500	Shimao Property Holdings Ltd.	9,665
4,000	Yanlord Land Group Ltd.	6,773
		98,888
	Finland—0.3%
646	Sponda Oyj	7,480

	France—6.9%
13,156	Beni Stabili SpA	13,285
182	Fonciere Des Regions	23,861
230	Icade	29,202
391	Klepierre	20,627
221	Nexity	9,944
122	Societe Immobiliere de Location pour l’Industrie et le Commerce	16,224
200	Unibail - Rodamco	46,861
		160,004
	Germany—1.0%
240	Deutsche Euroshop AG	8,557
413	IVG Immobilien AG	13,880
		22,437
	Hong Kong—23.1%
15,000	Champion REIT	8,234
5,000	Cheung Kong Holdings Ltd.	80,614
7,000	Chinese Estates Holdings Ltd.	11,456
4,000	Hang Lung Group Ltd.	18,419
7,000	Hang Lung Properties Ltd.	27,250
8,000	Henderson Investment Ltd.	426
7,000	Henderson Land Development Co. Ltd.	59,887
9,600	HKR International Ltd.	6,945
7,000	Hongkong Land Holdings Ltd.	32,900
3,000	Hopewell Holdings Ltd.	12,987
6,000	Hopson Devolpment Holdings Ltd.	10,774
5,000	Hysan Development Co. Ltd.	14,654
2,500	Kerry Properties Ltd.	16,562
8,500	Link (The) REIT	21,391
8,400	New World China Land Ltd.	4,773
6,000	Shun Tak Holdings Ltd.	8,327
8,000	Sino Land Co.	24,114
7,000	Sun Hung Kai Properties Ltd.	136,922
11,000	Tian An China Investment Co. Ltd.	11,287
7,000	Wheelock & Co. Ltd.	20,516
6,000	Wheelock Properties S Ltd.	7,746
		536,184

	Israel—0.8%
1,968	Gazit Globe Ltd.	$18,276

	Italy—1.5%
4,850	IMMSI SpA	7,533
572	Pirelli & C Real Estate SpA	22,595
1,282	Risanamento SpA	5,509
		35,637
	Japan—18.9%
800	Aeon Mall Co. Ltd.	20,466
1,400	Arnest One Corp.	5,596
500	Daibiru Corp.	5,149
8,000	Daikyo, Inc.	21,218
220	Goldcrest Co. Ltd.	6,228
700	Iida Home Max	4,372
400	Japan General Estate (The) Co. Ltd.	4,379
400	Joint Corp.	6,997
300	Kyoritsu Maintenance Co. Ltd.	5,657
700	Meiwa Estate Co. Ltd.	6,103
3,000	Mitsubishi Estate Co. Ltd.	79,566
4,000	Mitsui Fudosan Co. Ltd.	91,418
9	NTT Urban Development Corp.	14,221
5	Pacific Management Corp.	4,298
110	Sumitomo Real Estate Sales Co. Ltd.	5,090
2,000	Sumitomo Realty & Development Co. Ltd.	49,189
400	Suruga Corp.	4,323
2,000	Tokyo Tatemono Co. Ltd.	16,835
300	Tokyu Community Corp.	6,490
5,000	Tokyu Land Corp.	40,207
2,000	Touei Housing Corp.	16,704
7,000	Towa Real Estate Development Co. Ltd.	10,073
500	Urban Corp.	4,632
2,000	Yuraku Real Estate Co. Ltd.	6,301
4	Zephyr Co. Ltd.	2,551
		438,063
	Malaysia—0.1%
1,000	Guocoland Ltd.	3,013

	Netherlands—2.9%
326	Corio N.V.	26,581
161	Eurocommercial Properties N.V. CVA	8,429
270	Vastned Offices/Industrial N.V.	8,003
127	Vastned Retail N.V.	12,373
113	Wereldhave N.V.	12,481
		67,867
	Philippines—0.8%
26,800	Ayala Land, Inc.	9,252

37,100	SM Prime Holdings, Inc.	$8,873
		18,125
	Singapore—4.4%
7,000	Allgreen Properties Ltd.	5,482
7,684	Australand Property Group	12,926
8,000	Capitaland Ltd.	33,300
4,000	CapitaMall Trust	8,353
2,000	Keppel Land Ltd.	8,777
29,000	Pacific Century Premium Developments Ltd.	8,109
1,000	Singapore Land Ltd.	4,205
4,000	United Industrial Corp. Ltd.	7,732
3,000	UOL Group Ltd.	7,641
3,000	Wing Tai Holdings Ltd.	4,868
		101,393
	South Africa—1.6%
3,636	ApexHi Properties Ltd., Class A	6,735
3,636	ApexHi Properties Ltd., Class B	7,845
8,042	Fountainhead Property Trust	6,220
8,320	Growthpoint Properties Ltd.	15,533
		36,333
	Spain—4.1%
852	Astroc Mediterraneo S.A.*	3,456
186	Gecina S.A.	25,452
1,503	Inmobiliaria Colonial S.A.*	3,783
516	Metrovacesa S.A.*	63,068
		95,759
	Sweden—2.1%
900	Castellum AB	10,091
1,200	Fabege AB	11,345
1,000	Hufvudstaden AB, Class A	9,610
500	JM AB	9,298
800	Kungsleden AB	8,595
		48,939
	Switzerland—1.3%
77	Allreal Holding AG	9,401
212	PSP Swiss Property AG	11,924
149	Swiss Prime Site AG	8,381
		29,706
	United Kingdom—8.1%
1,512	British Land Co. PLC	30,359
1,478	Brixton PLC	10,269
698	CLS Holdings PLC*	5,027

626	Great Portland Estates PLC	$6,011
878	Hammerson PLC	19,794
864	Helical Bar PLC	6,612
1,735	Land Securities Group PLC	54,946
1,383	Liberty International PLC	29,391
194	Mapeley Ltd.	5,446
2,119	Segro PLC	21,273
		189,128
	United States—1.5%
1,466	Brookfield Properties Corp.	29,867
941	Savills PLC	5,453
		35,320
	Total Common Stocks and Other Equity Interests (Cost $2,608,983)	2,430,341

	Money Market Fund—0.0%
	173 Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $173)	173

	Total Investments (Cost $2,609,156)(a)—104.7%	2,430,514
	Liabilities in excess of other assets—(4.7%)	(108,781)

	Net Assets—100.0%	$2,321,733

REIT-Real Estate Investment Trust.
* Non-income producing security.

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same. The net unrealized depreciation was $178,642 which consisted of aggregate gross unrealized appreciation of $47,862 and aggregate gross unrealized depreciation of $226,504.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio

January 31, 2008 (Unaudited)

Number
of Shares		Value

	Preferred Stocks—99.8%
	Banks—36.7%
7,294	BAC Capital Trust II, 7.00%	$180,307
1,103	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	27,332
236	BNY Capital V, 5.95%, Series F	5,492
1,110	Fifth Third Capital Trust VI, 7.25%	27,572
2,103	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	50,262
1,211	KeyCorp Capital IX, 6.75%	27,369
1,518	National City Capital Trust II, 6.63%	31,347
238	PNC Capital Trust D, 6.13%	5,472
79	Popular North America Capital Trust I, 6.70%	1,975
7,311	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	175,463
352	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	8,318
2,324	USB Capital XI, 6.60%	57,333
3,303	Wachovia Capital Trust IV, 6.38%	77,621
2,670	Wells Fargo Capital Trust IV, 7.00%	66,910
		742,773
	Diversified Financial Services—31.4%
2,527	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	57,540
565	Bear Stearns Capital Trust III, 7.80%	14,074
291	Capital One Capital II, 7.50%	6,926
454	CIT Group, Inc., 6.35%, Series A	9,825
8,208	Citigroup Capital XVI, 6.45%, Series W	190,096
275	Countrywide Capital IV, 6.75%	4,675
2,857	Deutsche Bank Capital Funding Trust IX, 6.63%	70,768
1,373	General Electric Capital Corp., 6.10%	34,435
551	Goldman Sachs Group, Inc., 6.20%, Series B	13,610
2,602	JP Morgan Chase Capital X, 7.00%	65,440
1,675	Lehman Brothers Holdings Capital Trust V, 6.00%, Series M	38,391
3,153	Merrill Lynch Capital Trust I, 6.45%, Series K	74,537
2,069	Morgan Stanley Capital Trust VII, 6.60%	49,077
403	SLM Corp., 6.00%	7,645
		637,039
	Electric—5.0%
2,300	Alabama Power Co., 5.88%, Series 07-B	57,154
204	BGE Capital Trust II, 6.20%	4,782
1,550	FPL Group Capital, Inc., 6.60%, Series A	39,169
		101,105
	Insurance—10.5%
710	Aegon N.V., 6.38% (Netherlands)	16,919
219	Berkley W.R. Capital Trust II, 6.75%	5,256
255	Everest Re Capital Trust II, 6.20%, Series B	5,638
5,294	ING Groep N.V., 7.20% (Netherlands)	131,556

52	Lincoln National Capital VI, 6.75%, Series F	$1,275
1,022	Metlife, Inc., 6.50%, Series B	25,080
624	Prudential PLC, 6.50% (United Kingdom)	15,257
494	RenaissanceRe Holdings Ltd., 6.60%, Series D (Bermuda)	11,174
43	Torchmark Capital Trust III, 7.10%	1,075
		213,230
	Investment Companies—0.2%
181	Allied Capital Corp., 6.88%	3,765

	Media—3.4%
535	CBS Corp., 6.75%	12,610
1,793	Comcast Corp., 7.00%, Series B	43,534
498	Viacom, Inc., 6.85%	12,052
		68,196
	REITS—4.0%
3,019	Public Storage, 7.25%, Series I	73,966
314	Realty Income Corp., 6.75%, Series E	6,798
		80,764
	Savings & Loans—0.5%
474	Sovereign Capital Trust V, 7.75%	11,186

	Sovereign—7.1%
6,832	Freddie Mac, 5.57%, Series V	143,814

	Telecommunications—1.0%
792	AT&T, Inc., 6.38%	19,752

	Total Investments (Cost $2,006,490)(a)—99.8%	2,021,624
	Other assets less liabilities—0.2%	3,799

	Net Assets—100.0%	$2,025,423

REITS Real Estate Investment Trusts

(a)

At January 31, 2008, the aggregate cost of investments for Federal income tax and book purposes was substantially the same.  The net unrealized appreciation was $15,134 which consisted of aggregate gross unrealized appreciation of $18,202 and aggregate gross unrealized depreciation of $3,068.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

COUNTRY BREAKDOWN

January 31, 2008 (Unaudited)

	Value	Net Assets

United States	$1,585,343	78.3%
United Kingdom	268,314	13.2
Netherlands	148,475	7.3
Bermuda	11,174	0.6
Spain	8,318	0.4

Total investments	2,021,624	99.8
Other assets less liabilities	3,799	0.2

Net Assets	$2,025,423	100.0%

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

 A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 26, 2008

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	March 26, 2008